  As filed with the Securities and Exchange Commission on March 2, 1999


                                                     Registration No. 333-50817

-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                                   FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 2

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 29



             LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C (EANNUITY)
                  -------------------------------------------
                          (Exact Name of Registrant)


                        LINCOLN NATIONAL LIFE INSURANCE COMPANY
                  -------------------------------------------
                              (Name of Depositor)

                           1300 South Clinton Street
                           Fort Wayne, Indiana 46802
                  -------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)
       Depositor's Telephone Number, including Area Code: (219)455-2000


                             Jack D. Hunter, Esq.
                             200 East Berry Street
                           Fort Wayne, Indiana 46802
                          Telephone No. (219)455-2000
                  -------------------------------------------
                    (Name and Address of Agent for Service)


        Copies of all communications to Porter, Wright, Morris & Arthur
                          1667 K Street NW, Suite 1100
                              Washington, D.C. 20006
                        Attention: Patrice M. Pitts, Esq.

It is proposed that this filing will become effective on May 1, 1999 pursuant to paragraph (a)(1) of Rule 485.

                                   ACCOUNT C
              CROSS REFERENCE SHEET TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                CAPTION IN PROSPECTUS (PART A)
--------                ------------------------------
1.                      Cover Page

2.                      Special Terms

3.(a)                   Expense Table
  (b)                   Not Applicable
  (c)                   Not Applicable
  (d)                   For Your Information

4.(a)                   Condensed Financial Information
  (b)                   Condensed Financial Information
  (c)                   Financial Statements

5.(a)                   Cover Page; Lincoln National Life
                          Insurance Company
  (b)                   Cover Page; Variable Annuity Account;
                          Investments of the Variable Annuity
                          Account
  (c)                   Investments of the Variable Account
  (d)                   Cover Page
  (e)                   Voting Rights
  (f)                   Not Applicable

6.(a)                   For Your Information; Charges and
                          Other Deductions
  (b)                   Charges and Other Deductions
  (c)                   Charges and Other Deductions
  (d)                   Charges and Other Deductions
  (e)                   Charges and Other Deductions
  (f)                   Charges and Other Deductions

7.(a)                   The Contracts; Investments of the Variable
                          Account; Annuity Payments; Voting Rights;
                          Return Privilege
  (b)                   Investments of the Variable Account;
                          The Contracts; Cover Page
  (c)                   The Contracts
  (d)                   The Contracts

              CROSS REFERENCE SHEET TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                CAPTION IN PROSPECTUS (PART A)
--------                ------------------------------
1.                      Cover Page
8. (a)                  Annuity Payments
   (b)                  Annuity Payments
   (c)                  Annuity Payments
   (d)                  Annuity Payments
   (e)                  Cover Page; Annuity Payments
   (f)                  The Contracts; Annuity Payments

9. (a)                  The Contracts; Annuity Payments
   (b)                  The Contracts; Annuity Payments

10.(a)                  The Contracts; Cover Page; Charges
                          and Other Deductions
   (b)                  The Contracts; Investments of the
                          Variable Account
   (c)                  The Contracts
   (d)                  Distribution of the Contracts

11.(a)                  The Contracts
   (b)                  Restrictions Under the Texas
                        Optional Retirement Program
   (c)                  The Contracts
   (d)                  The Contracts
   (e)                  Return Privilege

12.(a)                  Federal Tax Status
   (b)                  Cover Page; Federal Tax Status
   (c)                  Federal Tax Status

13.

14.                     Table of Contents to the Statement
                          of Additional Information (SAI)
                          for Lincoln National Variable
                          Annuity Account C

              CROSS REFERENCE SHEET TO ITEMS REQUIRED BY FORM N-4

                        CAPTION IN STATEMENT OF ADDITIONAL
                        ----------------------------------
N-4 ITEM                INFORMATION (PART B)
--------                --------------------
15.                     Cover Page for Part B

16.                     Cover Page for Part B

17.(a)                  Not Applicable
   (b)                  Not Applicable
   (c)                  General Information and History
                        of Lincoln National Life
                        Insurance Co. (Lincoln Life)

18.(a)                  Not Applicable
   (b)                  Not Applicable
   (c)                  Services
   (d)                  Not Applicable
   (e)                  Not Applicable
   (f)                  Services

19.(a)                  Purchase of Securities Being
                        Offered
   (b)                  Not Applicable

20.(a)                  Underwriters
   (b)                  Underwriters
   (c)                  Underwriters
   (d)                  Underwriters

21.                     Calculation of Performance Data

22.                     Annuity Payouts

23.(a)                  Financial Statements -- Lincoln
                          National Variable Annuity
                          Account C

   (b)                  Consolidated Financial Statements --
                          Lincoln National Life
                          Insurance Co. (Lincoln Life)
eAnnuity
LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
INDIVIDUAL VARIABLE ANNUITY CONTRACTS

Issued by:
Lincoln National Life Insurance Co.
1300 South Clinton Street
Fort Wayne, Indiana 46802

Servicing Office:
Lincoln Financial Direct
P.O. Box 691
Leesburg, VA 20178

This prospectus describes an individual flexible premium deferred variable annuity contract (Contract) issued by The Lincoln National Life Insurance Company (Lincoln Life). Most transactions involving this Contract may be performed through Lincoln Life's Internet Service Center.

The Contract described in this prospectus is offered for both traditional and Roth individual retirement annuities (IRAs) and as a nonqualified Contract. A nonqualified Contract can be owned jointly only by spouses and is purchased with after-tax money.

The Contract offers you the accumulation of Contract Value and payment of periodic annuity benefits. These benefits are paid on a variable basis. Annuity benefits start at the Annuity Commencement Date which you select. If the Contractowner dies before the Annuity Commencement Date, the Contract Value will be paid to the Beneficiary. (See DEATH BENEFIT BEFORE ANNUITY COMMENCEMENT DATE.)

The minimum initial Purchase Payment for the Contract is $1,000. The minimum payment to the Contract, after the initial Purchase Payment, is $100 per payment. Lincoln Life reserves the right to limit the sum of Purchase Payments made under this Contract to $5,000,000.

All Purchase Payments will be placed in Lincoln National Variable Annuity Account C (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life, which is the depositor. Based upon your instructions, the VAA invests Purchase Payments (at net asset value) in specified funds. Both the value of a Contract before the Annuity Commencement Date and the amount of payouts afterward will depend upon the investment performance of the fund(s) you selected. Investments in these funds are neither insured nor guaranteed by the U.S. Government or by any other person or entity.

This prospectus details the information regarding the VAA that you should know before investing. You should read it carefully and it will remain available through Lincoln Life's Internet Service Center. We have also attached current prospectuses for each of the 21 funds available through the Contract as follows:

The eleven Lincoln National funds prospectuses:

1.    Lincoln National Aggressive Growth Fund, Inc.

2.    Lincoln National Bond Fund, Inc.
3.    Lincoln National Capital Appreciation Fund, Inc.
4.    Lincoln National Equity-Income Fund, Inc.
5.    Lincoln National Global Asset Allocation Fund, Inc.
6.    Lincoln National Growth and Income Fund, Inc.
7.    Lincoln National International Fund, Inc.
8.    Lincoln National Managed Fund, Inc.
9.    Lincoln National Money Market Fund, Inc.
10.   Lincoln National Social Awareness Fund, Inc.
11.   Lincoln National Special Opportunities Fund, Inc.

The prospectus for Delaware Group Premium Fund, Inc., which contains information regarding:

12.   Decatur Total Return Series
13.   Global Bond Series
14.   Trend Series

The BT Insurance Funds Trust prospectus for:

15.   Equity 500 Index Fund
16.   Small Cap Index Fund

The American Century Variable Portfolios, Inc. prospectus for:

17.   VP International

The Baron Capital Funds Trust prospectus for:

18.   Baron Capital Asset Fund

The Neuberger Berman Advisers Management Trust Portfolios prospectus for:

19.   AMT Partners Portfolio
20.   AMT MidCap Growth Portfolio

The Janus Aspen Series prospectus for:

21.   Worldwide Growth Portfolio

You should read each of these prospectuses carefully before purchasing a Contract and save them for future reference.

A Statement of Additional Information (SAI), dated May 1, 1999, concerning the VAA has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the SAI appears on the last page of this prospectus. A free copy of the SAI is available upon e-mail request through our Internet Service Center (http://www.AnnuityNet.com). The SAI is also available through the SEC website (http://www.sec.gov). In addition, the material incorporated by reference and other information regarding registrants who file electronically with the SEC is available through the SEC website.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this prospectus is May 1, 1999.

                                Table of Contents



SPECIAL TERMS..................................................................5


EXPENSE TABLES.................................................................6

  CONTRACTOWNER TRANSACTION EXPENSES:..........................................6
  VAA ANNUAL EXPENSES FOR EANNUITY SUBACCOUNTS:................................6
  ANNUAL EXPENSES OF THE FUNDS, SERIES AND PORTFOLIOS FOR THE
     YEAR ENDED 1998...........................................................6
  EXAMPLES.....................................................................7

SYNOPSIS.......................................................................9


CONDENSED FINANCIAL INFORMATION...............................................11

  ACCUMULATION UNIT VALUES....................................................11
  ADDITIONAL INFORMATION FOR THE MONEY MARKET SUBACCOUNT......................12

INVESTMENT RESULTS............................................................13


FINANCIAL STATEMENTS..........................................................13


LINCOLN NATIONAL LIFE INSURANCE CO............................................13


VARIABLE ANNUITY ACCOUNT (VAA)................................................13


INVESTMENTS OF THE VARIABLE ANNUITY ACCOUNT...................................14

  INVESTMENT ADVISOR..........................................................14
  FUNDS.......................................................................15
  INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS............................17
  REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS....................18
  ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........................18

CHARGES AND OTHER DEDUCTIONS..................................................18

  DEDUCTIONS FROM THE VAA FOR EANNUITY........................................18
  SURRENDER CHARGE............................................................19
  DEDUCTIONS FOR PREMIUM TAXES................................................19
  OTHER CHARGES AND DEDUCTIONS................................................19
  ADDITIONAL INFORMATION......................................................19

THE CONTRACT..................................................................20

  PURCHASE OF CONTRACT........................................................20
  WHO CAN INVEST..............................................................20
  PURCHASE PAYMENTS...........................................................20
  VALUATION DATE..............................................................20
  ALLOCATION OF PURCHASE PAYMENTS.............................................21
  VALUATION OF ACCUMULATION UNITS.............................................21
  TRANSFERS BETWEEN SUBACCOUNTS ON OR BEFORE THE ANNUITY COMMENCEMENT DATE....22
  TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE...............................22
  DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE..........................22
  JOINT OWNERSHIP.............................................................23
  DEATH OF ANNUITANT..........................................................23
  SURRENDERS AND WITHDRAWALS..................................................24
  AMENDMENT OF CONTRACT.......................................................24
  OWNERSHIP...................................................................24
  CONTRACTOWNER QUESTIONS.....................................................25

ANNUITY PAYOUTS...............................................................25

  ANNUITY OPTIONS.............................................................25
  GENERAL INFORMATION.........................................................25
  VARIABLE ANNUITY PAYOUTS....................................................26

FEDERAL TAX STATUS............................................................26

  INTRODUCTION................................................................26
  TAXATION OF NONQUALIFIED ANNUITIES..........................................27
    Tax Deferral on Earnings..................................................27
    Tax Treatment of Payments.................................................28
    Taxation of Withdrawals and Surrenders....................................28
    Taxation of Annuity Payouts...............................................29
    Taxation of Death Benefits................................................29
    Penalty Taxes payable on Withdrawals, Surrenders, or Annuity Payouts......29
    Special Rules if you own more than one Annuity Contract...................30
    Gifting a Contract........................................................30
    Loss of Interest Deduction................................................30
  QUALIFIED RETIREMENT PLANS..................................................30
    Types of Qualified Contracts and Terms of Contracts.......................30
    Tax Treatment of Qualified Contracts......................................31
    Tax Treatment of Payments.................................................31
    Federal Penalty Taxes payable on Distributions............................31
    Transfers and Direct Rollovers............................................32
  FEDERAL INCOME TAX WITHHOLDING..............................................32
  TAX STATUS OF LINCOLN LIFE..................................................32
  CHANGES IN THE LAW..........................................................33

VOTING RIGHTS.................................................................33

DISTRIBUTION OF THE CONTRACTS.................................................33

RETURN PRIVILEGE..............................................................33

STATE REGULATION..............................................................34

RECORDS AND REPORTS...........................................................34

OTHER INFORMATION.............................................................34

ADVERTISEMENTS/SALES LITERATURE...............................................35

PREPARING FOR THE YEAR 2000...................................................35

LEGAL PROCEEDINGS.............................................................36

SPECIAL TERMS

Account or Variable Annuity Account (VAA) -- The segregated investment account, Account C, into which Lincoln Life sets aside and invests the assets for the Contract offered in this prospectus.

Accumulation Unit -- A measure used to calculate Contract Value before the Annuity Commencement Date.

Annuitant -- The person upon whose life the annuity benefit payments made after the Annuity Commencement Date will be based.

Annuity Commencement Date -- The Valuation Date when the funds are withdrawn or converted into Annuity Units for payment of annuity benefits under the Annuity Payout Option selected. For purposes of determining whether an event occurs before or after the Annuity Commencement Date, the Annuity Commencement Date is deemed to begin at close of business on the Valuation Date.

Annuity Payout Option -- An optional form of payout of the annuity available under the Contract.

Annuity Payout -- An amount paid at regular intervals after the Annuity Commencement Date under one of several options available to the Annuitant and/or any other payee. The amount paid may vary.

Annuity Unit -- A measure used to calculate the amount of Annuity Payouts after the Annuity Commencement Date.

Beneficiary -- The person whom you designate to receive the Death Benefit, if any, in case of the Contractowner's death.

Contract (variable annuity contract) -- The agreement between you and us providing a variable annuity.

Contractowner (you, your, owner) -- The person who has the ability to exercise the rights under the Contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the owner is also the Annuitant.

Contract Value -- At a given time before the Annuity Commencement Date, the total value of all Accumulation Units for a Contract.

Contract Year -- Each one-year period starting with the effective date of the Contract and starting with each Contract anniversary after that.

Death Benefit -- The amount payable to the Owner's designated Beneficiary if the Owner dies before the Annuity Commencement Date.

Internet Service Center - The Internet site that Lincoln Life maintains to provide variable annuity contract documents and information to current and prospective annuity Contractowners and through which various transactions may be performed. Certain of these transactions may require faxed or mailed signatures.

Lincoln Life (we, us, our) -- Lincoln National Life Insurance Co.

Purchase Payments -- Amounts paid into the Contract.

Subaccount -- That portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund. A Subaccount corresponds to each fund.

Surrender Charge -- Also known as a contingent deferred sales charge, this charge may be assessed upon premature withdrawals or surrender of the Contract and is calculated according to the provisions of the Contract.

Valuation Date -- Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation Period -- The period commencing at the close of trading (currently 4:00 p.m. EST) on each day that the NYSE is open for trading (in other words, the Valuation Date) and ending at the close of such trading on the next succeeding Valuation Date.

EXPENSE TABLES

CONTRACTOWNER TRANSACTION EXPENSES:

Currently, there is no charge for transfers between funds. However, we reserve the right to impose such charges in the future.

The Surrender Charge percentage is reduced to zero after three years according to the following schedule:

Contract Year                 1     2     3     4 or more
---------------------------------------------------------
Surrender Charge as % of      3%    2%    1%    0%
Contract Value Withdrawn

This charge may be waived in certain cases. See CHARGES AND OTHER DEDUCTIONS.

VAA ANNUAL EXPENSES FOR eAnnuity SUBACCOUNTS:
(as a percentage of average account value for each Subaccount):

Annuity Asset Charge:   0.55%

ANNUAL EXPENSES OF THE FUNDS, SERIES AND PORTFOLIOS FOR THE YEAR ENDED 1998 (as a percentage of each funds' average net assets):

--------------------------------------------------------------------------------
                                        Management   Other         Total
                                        Fees       + Expenses   =  Expenses
 1.    Aggressive Growth (AG)           0.73%        0.08%         0.81%
--------------------------------------------------------------------------------
 2.    Bond (B)                         0.46         0.07          0.53
--------------------------------------------------------------------------------
 3.    Capital Appreciation (CA)        0.75         0.09          0.84
--------------------------------------------------------------------------------
 4.    Equity-Income (EI)               0.75         0.07          0.82
--------------------------------------------------------------------------------
 5.    Global Asset Allocation (GAA)    0.72         0.17          0.89
--------------------------------------------------------------------------------
 6.    Growth and Income (GI)           0.32         0.03          0.35
--------------------------------------------------------------------------------
 7.    International (I)                0.79         0.14          0.93
--------------------------------------------------------------------------------
 8.    Managed (M)                      0.37         0.05          0.42
--------------------------------------------------------------------------------


                                     Page 6

--------------------------------------------------------------------------------
 9.    Money Market (MM)                0.48         0.11          0.59
--------------------------------------------------------------------------------
10     Social Awareness (SA)            0.36         0.05          0.41
--------------------------------------------------------------------------------
11.    Special Opportunities (SO)       0.37         0.05          0.42
--------------------------------------------------------------------------------
12.    Trend Series (TS)*               0.67         0.13          0.80
--------------------------------------------------------------------------------
13.    Decatur Total Return             0.60         0.11          0.71
       Series(TRS)*
--------------------------------------------------------------------------------
14.    Global Bond Series (GBS)*        0.47         0.33          0.80
--------------------------------------------------------------------------------
15.    Equity 500 Index (E500)**        0.20         0.10          0.30
--------------------------------------------------------------------------------
16.    Small Cap Index (SC)**           0.35         0.10          0.45
--------------------------------------------------------------------------------
17.    VP International (VPI)           1.50          N/A          1.50
--------------------------------------------------------------------------------
18.    Baron Capital Asset (BCA)***     1.00         0.50          1.50
--------------------------------------------------------------------------------
19.    AMT Partners (P)****             0.86          N/A          0.86
--------------------------------------------------------------------------------
20.    AMT MidCap Growth (MG)****       1.00          N/A          1.00
--------------------------------------------------------------------------------
21.    Worldwide Growth (WG)*****       0.66         0.08          0.74
--------------------------------------------------------------------------------

* The investment advisors for these funds currently voluntarily waive management fees to the extent necessary to maintain the each fund's total expense ratio at a maximum of .80%. The management fees and total expenses, absent the waiver, would have been .75% and .88% for TS and .75% and 1.08% for GBS. Should they cease to waive those amounts in the future, these management fee percentages and total expenses may be higher in future years.

** The advisor has voluntarily undertaken to waive its fees and to reimburse the funds for certain expenses so that the E500 and SC total expenses will not exceed .30% and .45%, respectively. The total expenses, absent the waiver, would have been 2.78% for E500 and 3.27% for SC. Should they cease to waive those amounts in the future, these management fee percentages and total expenses may be higher in future years.

*** The investment advisor reduces its fee to the extent required to meet the contractual fee limits for the fund's total operating expenses of 1.50% for the first $250 million of assets in the fund, 1.35% for the fund assets over $250 million and up to $500 million, and 1.25% for fund assets over $500 million. Without the expense limitations, the actual expenses are estimated to be 1.6%.

**** The management of these funds has voluntarily undertaken to limit each fund's expenses by reimbursing each fund for total expenses--after excluding certain expenses--that exceed, in the aggregate, 1.00% per annum of each fund's average daily net asset value. The management fees and total expenses, absent the waiver, would have been 1.05% for MG. Should they cease to waive those amounts in the future, these management fee percentages and total expenses may be higher in future years.

***** Management fees for WG reflect a reduced fee schedule effective July 1, 1997. The management fee for this fund reflects the new rate applied to net assets as of December 31, 1997. The information for WG is net of fee reductions from Janus Capital. Fee reductions for the fund reduce the management fee to the level of the corresponding Janus retail fund. Without such reductions, the management fee, other expenses and total expenses for the shares would have been 0.72%, 0.09% and 0.81%, respectively. Janus Capital may modify or terminate the fee reductions at any time upon at least 90 days' notice to the trustees.

EXAMPLES
(reflecting expenses of the VAA and of the funds)

If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

         -------------------------------------------------------------
                                1 Year       5 Year       10 Years
          1.   AG                 45           74            163
         -------------------------------------------------------------
          2.   B                  42           59            131
         -------------------------------------------------------------
          3.   CA                 45           76            166
         -------------------------------------------------------------
          4.   EI                 45           75            164
         -------------------------------------------------------------
          5.   GAA                46           79            172
         -------------------------------------------------------------
          6.   GI                 40           50            111
         -------------------------------------------------------------
          7.   I                  46           81            176
         -------------------------------------------------------------
          8.   M                  41           54            119
         -------------------------------------------------------------
          9.   MM                 43           63            138
         -------------------------------------------------------------
         10.   SA                 41           53            118
         -------------------------------------------------------------
         11.   SO                 41           54            119
         -------------------------------------------------------------
         12.   TS                 45           74            162
         -------------------------------------------------------------
         13.   DTRS               44           69            152
         -------------------------------------------------------------
         14.   GBS                45           74            162
         -------------------------------------------------------------
         15.   E500               40           47            105
         -------------------------------------------------------------
         16.   SC                 41           55            122
         -------------------------------------------------------------
         17.   VPI                52          110            237
         -------------------------------------------------------------
         18.   BCA                52          110            237
         -------------------------------------------------------------
         19.   P                  45           77            169
         -------------------------------------------------------------
         20.   MG                 47           84            184
         -------------------------------------------------------------
         21.   WG                 44           71            155
         -------------------------------------------------------------

If you do not surrender your Contract, or if you annuitize, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

         -------------------------------------------------------------
                                1 Year       5 Year       10 Years
          1.   AG                 14           74            163
         -------------------------------------------------------------
          2.   B                  11           59            131
         -------------------------------------------------------------
          3.   CA                 14           76            166
         -------------------------------------------------------------
          4.   EI                 14           75            164
         -------------------------------------------------------------
          5.   GAA                15           79            172
         -------------------------------------------------------------
          6.   GI                  9           50            111
         -------------------------------------------------------------
          7.   I                  15           81            176
         -------------------------------------------------------------
          8.   M                  10           54            119
         -------------------------------------------------------------
          9.   MM                 12           63            138
         -------------------------------------------------------------
         10.   SA                 10           53            118
         -------------------------------------------------------------
         11.   SO                 10           54            119
         -------------------------------------------------------------
         12.   TS                 14           74            162
         -------------------------------------------------------------
         13.   DTRS               13           69            152
         -------------------------------------------------------------
         14.   GBS                14           74            162
         -------------------------------------------------------------
         15.   E500                9           47            105
         -------------------------------------------------------------
         16.   SC                 10           55            122
         -------------------------------------------------------------
         17.   VPI                21          110            237
         -------------------------------------------------------------
         18.   BCA                21          110            237
         -------------------------------------------------------------
         19.   P                  14           77            169
         -------------------------------------------------------------
         20.   MG                 16           84            184
         -------------------------------------------------------------
         21.   WG                 13           71            155
         -------------------------------------------------------------

This table is provided to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the VAA, the funds for the year ended December 31, 1998, although the expenses have been restated to reflect the current fees for Capital Appreciation and Equity-Income. For more complete descriptions of the various costs and expenses involved, see CHARGES AND OTHER DEDUCTIONS in this prospectus, and MANAGEMENT OF THE FUNDS in the Appendix to the funds' prospectuses and the prospectus for Delaware Group Premium Fund, Inc. In addition, premium taxes may be applicable, although they do not appear in the table. Also, we reserve the right to impose a charge on transfers between Subaccounts, although we do not currently do so. The examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown. This table is unaudited.


SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? It is an individual deferred variable annuity contract issued by Lincoln Life. See THE CONTRACT.

WHAT IS THE VARIABLE ANNUITY ACCOUNT (VAA)? It is a separate account established under Indiana insurance law, and registered with the SEC as a unit investment trust. The assets of the VAA are allocated to one or more Subaccounts, according to your investment choice. Those assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See VARIABLE ANNUITY ACCOUNT.

WHAT ARE MY INVESTMENT CHOICES? Through its various Subaccounts, the VAA uses your Purchase Payments to purchase shares, at your direction, in one or more of the 21 funds. In turn, each fund holds a portfolio of securities consistent with its own particular investment policy. See INVESTMENTS OF THE VARIABLE ANNUITY ACCOUNT.

HOW DOES THE CONTRACT WORK? During the accumulation period, while you are paying in, your Purchase Payments will buy Accumulation Units under the Contract. Should you decide to annuitize (that is, change your Contract to a payout mode rather than an accumulation mode), your Accumulation Units will be converted to Annuity Units. Your periodic Annuity Payout will be based upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the Valuation Date. See THE CONTRACTS.

WHAT CAN I DO THROUGH THE INTERNET SERVICE CENTER? Almost every transaction can be accomplished through the Internet Service Center. Only in very rare cases will transactions bypass the Internet Service Center. Documents can be received, accounts can be monitored, funds moved from one Subaccount to another, addresses changed, Beneficiaries changed, funds withdrawn from the Contract, etc. As technology matures, the ease with which transactions can be performed through the Internet Service Center will improve. For security reasons, you may be issued a PIN or password. Also, for legal reasons, certain transactions, such as change of Beneficiary or withdrawal of funds from the Contract, will require the Contractowner to print or write a document, sign it, and mail or fax it to us.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? If you decide to withdraw Contract Value before your initial Purchase Payment has been in your Contract for a period of three years, you pay a surrender charge of anywhere from 1% to 3% of Contract Value, depending on how many Contract Years have elapsed. We waive the surrender charge in certain situations. See SURRENDER CHARGES.

If your state assesses a premium tax with respect to your Contract, we will deduct those amounts from Purchase Payments or Contract Value at the time the tax is incurred (or at another time we choose).

Further, we apply an annual charge totaling .55% to the daily net asset value of the VAA. See CHARGES AND OTHER DEDUCTIONS.

Finally, each fund pays a management fee to its investment advisors based upon its average daily net asset value. Each fund also has additional operating expenses associated with the daily operation of the funds. See the EXPENSE TABLES. These fees and expenses are more fully described in the prospectuses for the funds.

HOW MUCH MUST I PAY, AND HOW OFTEN? In general, Purchase Payments are flexible, although some limitations on the amounts may apply. See THE CONTRACT-PURCHASE PAYMENTS.

HOW WILL MY ANNUITY PAYOUTS BE CALCULATED? If you decide to annuitize, you elect an Annuity Payout Option. Once you have done so, your periodic payout will be based upon a number of factors. One factor will be the changing values of the funds in which you have invested. Another factor will be your age at the Annuity Commencement Date. See ANNUITY PAYOUTS. REMEMBER THAT PARTICIPANTS IN THE VAA BENEFIT FROM ANY GAIN, AND TAKE A RISK OF ANY DROP, IN THE VALUE OF THE SECURITIES IN THE FUNDS, SERIES OR PORTFOLIOS.

WHAT HAPPENS IF I DIE BEFORE I ANNUITIZE? We will pay the Contract Value to your designated Beneficiary. Your Beneficiary will have certain options for how the money is to be paid out. See DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE.

MAY I TRANSFER CONTRACT VALUE BETWEEN FUNDS, SERIES AND PORTFOLIOS? Yes. Currently, an unlimited number of transfers are allowed before the Annuity Commencement Date. Transfers are limited to three times annually after the Annuity Commencement Date. See THE CONTRACTS-TRANSFERS BETWEEN SUBACCOUNTS ON OR BEFORE THE ANNUITY COMMENCEMENT DATE and TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE.

MAY I SURRENDER THE CONTRACT OR MAKE A WITHDRAWAL? Yes, subject to Contract requirements. See SURRENDERS AND WITHDRAWALS.

If you surrender the Contract or make a withdrawal, certain charges may be assessed, as discussed above and under CHARGES AND OTHER DEDUCTIONS. In addition, if you take a distribution before age 59 1/2 the Internal Revenue Service (IRS) may assess a 10% premature withdrawal penalty tax. A surrender or a withdrawal may be subject to 10% withholding. See FEDERAL TAX STATUS-FEDERAL INCOME TAX WITHHOLDING.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. If within ten days (or a longer period if required by law) of the date you receive the signed Contract through the Internet Service Center, you cancel the Contract through the Internet Service Center or return it, postage prepaid to the servicing office of Lincoln Life, it will be canceled. During this period, your Purchase Payments will be invested in the Money Market Fund. See RETURN PRIVILEGE.

CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

The following information relating to Accumulation Unit values and number of Accumulation Units for the period ended December 31, 1998 comes from the VAA's financial statements. The Contract was first available for sail on August 20, 1998.

--------------------------------------------------------------------------------
Aggressive Growth Subaccount
  Accumulation Unit value
   o August 20, 1998                   1.5589
   o December 31, 1998                 1.5693
  Number of Accumulation Units
   o December 31, 1998                  3,697
--------------------------------------------------------------------------------
Bond Subaccount
  Accumulation Unit value
   o August 20, 1998                   4.8450
   o December 31, 1998                 5.0336
  Number of Accumulation Units
   o December 31, 1998                    425
--------------------------------------------------------------------------------
Capital Appreciation Subaccount
  Accumulation Unit value
   o August 20, 1998                   2.1712
   o December 31, 1998                 2.5777
  Number of Accumulation Units
   o December 31, 1998                  4,421
--------------------------------------------------------------------------------
Equity-Income Subaccount
  Accumulation Unit value
   o August 20, 1998                   2.2239
   o December 31, 1998                 2.4028
  Number of Accumulation Units
   o December 31, 1998                  1,054
--------------------------------------------------------------------------------
Global Asset Allocation Subaccount
  Accumulation Unit value
   o August 20, 1998                   2.8980
   o December 31, 1998                 3.0613
  Number of Accumulation Units
   o December 31, 1998                    972
--------------------------------------------------------------------------------
Growth and Income Subaccount
  Accumulation Unit value
   o August 20, 1998                  10.3200
   o December 31, 1998                11.5125
  Number of Accumulation Units
   o December 31, 1998                    224
--------------------------------------------------------------------------------
International Subaccount
  Accumulation Unit value
   o August 20, 1998                   1.6985
   o December 31, 1998                 1.7760
  Number of Accumulation Units
   o December 31, 1998                  2,055
--------------------------------------------------------------------------------
Managed Subaccount
  Accumulation Unit value


                                    Page 11

   o August 20, 1998                   4.9209
   o December 31, 1998                 5.2684
  Number of Accumulation Units
   o December 31, 1998                    530
--------------------------------------------------------------------------------
Money Market Subaccount
  Accumulation Unit value
   o August 20, 1998                   2.4819
   o December 31, 1998                 2.5209
  Number of Accumulation Units
   o December 31, 1998                 30,369
--------------------------------------------------------------------------------
Social Awareness Subaccount
  Accumulation Unit value
   o August 20, 1998                   5.4070
   o December 31, 1998                 5.8851
  Number of Accumulation Units
   o December 31, 1998                  1,623
--------------------------------------------------------------------------------
Special Opportunities Subaccount
  Accumulation Unit value
   o August 20, 1998                   8.2241
   o December 31, 1998                 8.7363
  Number of Accumulation Units
   o December 31, 1998                    436
--------------------------------------------------------------------------------
Decatur Total Return Subaccount
  Accumulation Unit value
   o August 20, 1998                   1.5008
   o December 31, 1998                 1.6130
  Number of Accumulation Units
   o December 31, 1998                  4,472
--------------------------------------------------------------------------------
Global Bond Subaccount
  Accumulation Unit value
   o August 20, 1998                   1.0982
   o December 31, 1998                 1.1859
  Number of Accumulation Units
   o December 31, 1998                  1,781
--------------------------------------------------------------------------------
Trend Subaccount
  Accumulation Unit value
   o August 20, 1998                   1.2510
   o December 31, 1998                 1.3706
  Number of Accumulation Units
   o December 31, 1998                  3,182
--------------------------------------------------------------------------------

The Equity 500 Index Fund, Small Cap Index Fund, VP International, Baron Capital Asset Fund, AMT Partners Portfolio, AMT MidCap Growth Portfolio, and the Worldwide Growth Portfolio were added on March 1, 1999. Therefore, these funds are not included in this condensed financial information statement.

ADDITIONAL INFORMATION FOR THE MONEY MARKET SUBACCOUNT

Seven day yield: 3.5%; Length of base period: 7 days; Date of last day of base period: December 31, 1998.

INVESTMENT RESULTS

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in Accumulation Unit value. See the SAI for further information.

FINANCIAL STATEMENTS

The financial statements for Lincoln Life are located in the SAI. You can request a free copy of the SAI through our Internet Service Center or by a written request to our servicing office.

LINCOLN NATIONAL LIFE INSURANCE CO.

Lincoln Life was founded in 1905 and is organized under Indiana law. We are one of the largest stock life insurance companies in the United States. We are owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services. Lincoln Life is the issuer of the variable annuity contracts. We also serve as principal underwriter for the Contracts.

VARIABLE ANNUITY ACCOUNT (VAA)

On June 3, 1981, Lincoln Life established the VAA as an insurance company separate account under Indiana law. The VAA is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act), but the SEC does not supervise the VAA or Lincoln Life.

The VAA is a segregated investment account. This means that by law its assets cannot be charged with liabilities resulting from any other business that we may conduct. All income, gains and losses, realized or not, from assets allocated to the VAA are credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life.

We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by Lincoln Life in addition to the contract described in this prospectus.

INVESTMENTS OF THE VARIABLE ANNUITY ACCOUNT

The VAA consists of several Subaccounts. A separate Subaccount corresponds to each fund. You decide the Subaccount(s) to which you allocate Purchase Payments. Shares of the funds will be sold at net asset value to the VAA in order to fund the Contract. Any transaction you make will take place at the next net asset values determined after the receipt of your transaction request. The funds are required to redeem their shares at net asset value upon our request.

A fund's prospectus explains how the net asset value for that fund is calculated. You should read the funds' prospectuses carefully before you invest in this Contract. We reserve the right to add, delete or substitute funds, subject to regulatory approval. All funds may not be available in all states.

INVESTMENT ADVISOR

Lincoln Investment Management, Inc. (Lincoln Investment) is the investment advisor for each of the Lincoln National funds and is primarily responsible for the investment decisions affecting these funds. The services it provides are explained in the prospectuses of the funds. Under an advisory agreement with each fund, Lincoln Investment provides portfolio management and investment advice to that fund, subject to the supervision of the fund's Board of Directors. Lincoln Investment is owned by LNC.

Additionally, Lincoln Investment currently has six sub-advisory agreements in which the sub-advisor may perform some or substantially all the investment advisory services required by those respective funds.

No additional compensation from the assets of those funds will be assessed as a result of the sub-advisory agreements.

Following is a chart that shows the Lincoln National fund names and the six sub-advisors under Lincoln Investment:

--------------------------------------------------------------------------
Sub-advisor                          Fund
Delaware International Advisers,     International
Ltd.
--------------------------------------------------------------------------
Fidelity Management Trust Co.        Equity-Income
--------------------------------------------------------------------------
Janus Capital Corp.                  Capital Appreciation
--------------------------------------------------------------------------
Lynch & Mayer, Inc.                  Aggressive Growth
--------------------------------------------------------------------------
Putnam Investment Management, Inc.   Global Asset Allocation
--------------------------------------------------------------------------
Vantage Investment Advisors          Growth and Income; Managed (for
                                     stock portfolio); Social Awareness;
                                     and Special Opportunities
--------------------------------------------------------------------------

The Bond and Money Market Funds do not have sub-advisors.

Delaware Management Company, Inc. (Delaware Management) is the advisor for the Trend Series and the Decatur Total Return Series and is primarily responsible for the investment decisions affecting the funds. Delaware International Advisers Ltd. (Delaware International), an affiliate of Delaware Management, furnishes investment management services to the Global Bond Series. Delaware Management is an indirect subsidiary of LNC.

Bankers Trust Company is the investment advisor for the Equity 500 Index Fund and the Small Cap Index Fund, and is primarily responsible for the investment decisions affecting these funds.

American Century Variable Portfolios, Inc. is a part of American Century Investments, a family of 70 no-load mutual funds, and is the advisor for the VP International fund and is primarily responsible for investment decisions affecting this fund.

BAMCO, Inc. is the investment advisor for the Baron Capital Asset Fund. BAMCO, Inc., is a wholly owned subsidiary of Baron Capital Group, Inc.

NB Management is the investment advisor and Neuberger Bergman, LLC, is the sub-advisor for the AMT Partners Portfolio and the AMT MidCap Growth Portfolio, and are primarily responsible for the investment decisions affecting these funds.

Janus Capital Corporation is the investment advisor for the Janus Aspen Series:
Worldwide Growth Portfolio. Janus Capital Corporation is primarily responsible for the investment decisions affecting this fund.

FUNDS

Following are brief summaries of the investment objectives and policies of the funds. The year in which each fund started trading is in parentheses. There is more detailed information in the current prospectuses for the funds.

All of the funds, with the exception of the Lincoln National Special Opportunities Fund, are diversified, open-end management investment companies. Diversified funds do not own too large a percentage of the securities of any one company. An open-end company is one which, in this case, permits Lincoln Life to sell its shares back to the fund when you make a withdrawal, surrender the Contract or transfer from one fund to another. Management investment company is the legal term for a mutual fund.

The Special Opportunities Fund is open-end, but is non-diversified. Non-diversified means the fund may own a larger percentage of the securities of particular companies than will a diversified company.

These definitions are very general. The precise legal definitions for these terms are contained in the Investment Company Act of 1940. Please be advised that there is no assurance that any of the funds will achieve its stated objectives.

1. Aggressive Growth Fund (1994) -- The investment objective is to increase the value of your shares (capital appreciation). The fund invests in stocks of smaller, lesser-known companies which have a chance to grow significantly in a short time.

2. Bond Fund (1981) - The investment objective is maximum current income consistent with prudent investment strategy. The fund invests primarily in medium-and long-term corporate and government bonds.

3. Capital Appreciation Fund (1994) -- The investment objective is long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stock in companies of all sizes that are competing well and with products or services are in high demand. It may also buy some money market securities and bonds, including high risk (junk) bonds.

4. Equity-Income Fund (1994) -- The investment objective is to achieve reasonable income by investing primarily in income-producing equity securities. The fund invests mostly in high-income stocks and some high-yielding bonds (including junk bonds).

5. Global Asset Allocation Fund (1987) -- The investment objective is long-term return consistent with preservation of capital. The fund invests in equity and fixed-income securities, both of U.S. and foreign issuers.

6. Growth and Income Fund (1981) -- The investment objective is long-term capital appreciation. The fund buys stocks of established companies.

7. International Fund (1991) -- The investment objective is long-term capital appreciation. The fund trades in securities issued outside the United States -- mostly stocks, with an occasional bond or money market security.

8. Managed Fund (1983) -- The investment objective is maximum long-term total return (capital gains plus income) consistent with prudent investment strategy. The fund invests in a mix of stocks, bonds, and money market securities, as determined by an investment committee.

9. Money Market Fund (1981) -- The investment objective is maximum current income consistent with the preservation of capital. The fund invests in short-term obligations issued by U.S. corporations, the U.S. Government, and federally-chartered banks and U.S. branches of foreign banks.

10. Social Awareness Fund (1988) -- The investment objective is long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social responsibility criteria.

11. Special Opportunities Fund (1981) -- The investment objective is maximum capital appreciation. The fund primarily invests in mid-size companies whose stocks have significant growth potential. Current income is a secondary consideration.

12. Decatur Total Return Series (1996) -- seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Decatur Total Return Series invests generally, but not exclusively, in common stocks and income-producing securities convertible into common stocks, consistent with the fund's objective.

13. Trend Series (1996) -- seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective.

14. Global Bond Series (1996) -- seeks current income consistent with preservation of principal by investing primarily in fixed income securities that may also provide the potential for capital appreciation. This fund is a global fund. As such, at least 65% of the fund's assets will be invested in fixed income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States.

15. Equity 500 Index Fund (1997) -- seeks to match the performance of the stock market, as represented by the S&P 500 (R) Index, before expenses. The fund will include the common stock of those companies included in the S&P 500, other than Bankers Trust New York Corporation, selected on the basis of computer-generated statistical data, that are deemed representative of the industry diversification of the entire S&P 500.

16. Small Cap Index Fund (1997) -- seeks to replicate as closely as possible the total return of the Russell 2000 Small Stock Index ("the Russell 2000"), an index consisting of 2,000 small-capitalization common stocks. The fund will include the common stock of those companies included in the Russell 2000, on the basis of computer-generated statistical data, that are deemed representative of the industry diversification of the entire Russell 2000.

17. VP International (1994) -- seeks capital growth, by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. The fund will invest primarily in securities of issuers located in developed markets.

18. Baron Capital Asset Fund (1998) -- The fund invests in a diversified portfolio of primarily common stocks of small and medium-sized companies with undervalued assets or favorable growth prospects. The investment advisor seeks to purchase stocks, judged by the advisor, to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved.

19. AMT Partners Portfolio (1994) -- seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. It invests primarily in common stocks of medium to large capitalization companies, using the value-oriented investment approach.

20. AMT MidCap Growth Portfolio (1997) -- seeks capital appreciation by investing primarily in common stocks of medium-capitalization companies, using a growth-oriented investment approach.

21. Worldwide Growth Portfolio (1993) -- seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers, in a manner consistent with the preservation of capital.

Shares of the Lincoln National funds (funds 1. to 11.), the Delaware Management funds (funds 12. to 14.) are sold to Lincoln Life for investment of the assets of the VAA and of Lincoln Life Flexible Premium Variable Life Account K, for other variable life insurance contracts. Shares of some, but not all, of the Lincoln National funds are also sold to Lincoln Life for investment of the assets of Lincoln Life Flexible Premium Variable Life Accounts D and G, also to fund variable life insurance contracts. In addition, shares of all funds except the Lincoln National funds are sold to separate accounts of life insurance companies other than Lincoln Life. See OTHER INFORMATION. Shares of the funds are not sold directly to the general public.

The portfolio managers for the Neuberger Berman Advisers Management Trust Portfolios also manage one or more other mutual funds with similar names, investment objectives and/or investment styles as the Neuberger Berman Advisor Management Trust funds. You should be aware that each fund is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of each fund can be expected to vary from those of the other mutual funds.

We will purchase shares of each of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds, or for purposes described in the Contract. If you desire to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in that Subaccount and purchase shares for the other Subaccount. The shares are retired, but they may be reissued later.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

All of the investment objectives of the funds are fundamental, which means that no changes may be made without the affirmative vote of a majority of the outstanding voting securities of each respective fund. The extent to which the particular investment policies, practices or restrictions for each fund are fundamental or non-fundamental depends on the particular fund. If they are non-fundamental, they may be changed by the Board of Directors of the funds without shareholder approval.

You are urged to consult the prospectus and SAI for each individual fund for additional information regarding the fundamental and non-fundamental policies, practices and restrictions of each of the funds.

REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

All dividend and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional Accumulation Units or Annuity Units, but are reflected in changes in unit values.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

We reserve the right, within the law, to make additions, deletions and substitutions for the funds held by the VAA. (We may substitute shares of other funds for shares already purchased, or to be purchased in the future, under the Contract. This substitution might occur if shares of a fund should no longer be available, or if investment in any fund's shares should no longer be available, or if investment in any fund's share should become inappropriate, in the judgement of our management, for the purposes for the Contract.) We cannot substitute shares of one fund for another without approval by the SEC.

In this event we will inform you by placing a notice in your personal folder at the Internet Service Center. This notice will also be sent to your last known e-mail address.

CHARGES AND OTHER DEDUCTIONS

We will deduct the charges described below to cover our costs and expenses of providing administrative and distribution services and for assuming certain risks under the Contracts. In the future we may pay commissions to broker-dealers as a percentage of Purchase Payments. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the Surrender Charge collected may not fully cover all of the sales and distribution expenses actually incurred by us.

DEDUCTIONS FROM THE VAA FOR eAnnuity

We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 0.55% of the daily net asset value. This is our annuity asset charge.

SURRENDER CHARGE

The Surrender Charge percentage applies (except as described below) to surrenders or withdrawals according to the following schedule:

Contract Year                 1     2     3     4 or more
---------------------------------------------------------
Surrender Charge as % of      3%    2%    1%    0%
Contract Value Withdrawn

In the case of a withdrawal, the Surrender Charge will be deducted from the remaining Contract Value and will itself be subject to a Surrender Charge.

A Surrender Charge does not apply to:

1. A surrender or withdrawal after the initial payment has been invested at least three full years.

2. Annuitization of the Contract by electing an Annuity Payout Option available within the Contract.

3. A surrender of the Contract as a result of the death of the Contractowner; or in the case of joint Contractowners, the death of one of the Contractowners. The Surrender Charges are not waived as a result of the death of an Annuitant who is not the Contractowner.

If a non-natural person (for example, a corporation) is the Contractowner, the Annuitant will be considered the Contractowner for purposes of (3) above.

DEDUCTIONS FOR PREMIUM TAXES

Any premium tax or other tax levied by any governmental entity as a result of the existence of the Contracts or the VAA will be deducted from the Contract Value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes will vary, depending upon the law of your state of residence. In those states which tax these premiums, the tax generally ranges from 0.5% to 4.0%.

OTHER CHARGES AND DEDUCTIONS

There are deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds.

ADDITIONAL INFORMATION

The Surrender Charges described previously may be reduced or eliminated for any particular Contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with: (1) the

Internet Service Center; (2) the use of mass enrollment procedures; (3) the performance of administrative or sales functions by the employer; (4) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees; or (5) any other circumstances which reduce distribution or administrative expenses. The exact amount of Surrender Charges applicable to a particular Contract will be stated in that Contract.

THE CONTRACT

PURCHASE OF CONTRACT

If you wish to purchase the Contract, you must apply for it through the Internet Service Center. When we receive the completed application, we decide whether to accept or reject it. If the application is accepted, the Contract is prepared and executed by our legally authorized officers. The Contract is then sent to you through the Internet Service Center. See DISTRIBUTION OF THE CONTRACTS.

Once a completed application and all other information necessary for processing a purchase order are received, the initial Purchase Payment will be invested in the VAA no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days. If an incomplete application cannot be completed within those five days, you will be informed of the reasons, and the Purchase Payment will be returned immediately (unless you specifically authorize us to keep it until the application is complete). Once the application is complete, the initial Purchase Payment must be invested in the VAA within two business days.

Purchase Payments can be mailed to: Lincoln National Life Insurance Company, P.O. Box 62120, Baltimore, MD 21264-2120

WHO CAN INVEST

To apply for the Contract, you must be of legal age--but no older than age 85-- in a state where the Contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the Contracts are designed.

PURCHASE PAYMENTS

The minimum initial Purchase Payment is $1,000. Subsequent Purchase payments to the Contract must be at least $100. Lincoln Life reserves the right to limit the sum of Purchase Payments made under this Contract to $5,000,000. Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the Contract, the maturity date or the death of the Contractowner (or joint Contractowner, if applicable), whichever comes first.

VALUATION DATE

Accumulation Units and Annuity Units will be valued once daily at the close of trading (currently, 4:00 p.m. EST) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.

ALLOCATION OF PURCHASE PAYMENTS

Purchase Payments are placed into the VAA's Subaccounts. Following your allocation instructions, each VAA Subaccount invests in shares of the corresponding funds.

Upon allocation to the appropriate Subaccount, Purchase Payments are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Date on which the Purchase Payment is received at our servicing office, if received before 4:00 p.m. EST. If the Purchase Payment is received at or after 4:00 p.m. EST, we will use the Accumulation Unit value computed on the next Valuation Date. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.

VALUATION OF ACCUMULATION UNITS

The Contract Value at any time prior to the Annuity Commencement Date equals the sum of the values of the Accumulation Units credited in the Subaccounts under the Contract.

The value of a Subaccount on any Valuation Date is the number of Accumulation Units in the Subaccount multiplied by the value of an Accumulation Unit in the Subaccount at the end of the Valuation Period.

Accumulation Units for each Subaccount are valued separately. Initially, the value of an Accumulation Unit was arbitrarily established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. The Accumulation Unit value for a Subaccount for any later Valuation Period is determined as follows:

(1) The total value of fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus

(2) The liabilities of the Subaccount at the end of the Valuation Period (such liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that Lincoln Life determines are as a result of the operations from the Variable Account); the result divided by

(3) The outstanding number of Accumulation Units in the Subaccount at the beginning of the Valuation Period.

The daily charges imposed on a Subaccount for any Valuation Period represent the annuity asset charge adjusted for the number of calendar days in the Valuation Period. On an annual basis the annuity asset charge will not exceed 0.55%. The Accumulation Unit value and Annuity Unit value may increase or decrease the dollar value of benefits under the Contract. The dollar value of benefits will not be adversely affected by expenses incurred by Lincoln Life.

TRANSFERS BETWEEN SUBACCOUNTS ON OR BEFORE THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your investment from one Subaccount to another. A transfer involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in another Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received. Currently, there is no charge for a transfer. However, we reserve the right to impose a charge in the future for transfers.

A transfer may be made through our Internet Service Center or by writing to our servicing office. In order to prevent unauthorized or fraudulent Internet transfers, we may require Contractowners to provide certain identifying information before we will act upon their instructions. We may also assign the Contractowner a password to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Confirmation of all transfer requests will be mailed electronically to the Contractowner on the next Valuation Date. Internet transfers will be processed on the Valuation Date that they are received when they are received at our Internet Service Center before 4 p.m. EST.

When thinking about a transfer of Contract Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your investment in one Subaccount to another Subaccount. Those transfers will be limited to three times per Contract Year. Currently, there is no charge for these transfers. However, we reserve the right to impose a charge in the future for transfers.

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE

You may designate a Beneficiary during your lifetime and, unless prohibited by a previous designation, change the Beneficiary by filing a written request with our servicing office, or through our Internet Service Center. Each change of Beneficiary revokes any previous designation.

If there is a single Contractowner and the Contractowner dies before the Annuity Commencement Date, the Death Benefit paid to the designated Beneficiary will be the Contract Value as of the day on which Lincoln Life approves the payment of the claim.

The value of the Death Benefit will be determined as of the date on which the death claim is approved for payment. This approval will be granted upon receipt of: (1) proof, satisfactory to us, of the death of the owner; (2) written authorization for payment; and (3) our receipt of all required claim forms, fully completed.

If a lump sum settlement is requested, the proceeds will be paid within seven days of receipt of satisfactory claim documentation as discussed previously. This payment may be postponed as permitted by the 1940 Act.

Payment will be made in accordance with applicable laws and regulations governing payment of Death Benefits. All payments must satisfy the requirements of Internal Revenue Code of 1986, as amended, (Code) section 72(s) or 401(a)(9) as applicable, as amended from time to time.

Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:

1. If any Beneficiary dies before the Contractowner, that Beneficiary's interest will go to any other Beneficiaries named, according to their respective interests; and/or

2. If no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner's estate.

The Death Benefit payable to the Beneficiary must be distributed within five years of the Contractowner's date of death unless the Beneficiary begins receiving within one year of the Contractowner's death substantially equal installments over a period not extending beyond the Beneficiary's life expectancy.

If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as Contractowner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner and the above distribution rules apply.

If there are joint Contractowners, upon the death of the first joint Contractowner, the surviving joint Contractowner will receive the Death Benefit. The surviving joint Contractowner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

If the surviving joint Contractowner, as spouse of the deceased joint Contractowner, continues the Contract as the sole owner in lieu of receiving the Death Benefit, then the designated Beneficiary(s) will receive the Death Benefit upon the death of the surviving spouse.

JOINT OWNERSHIP

If a joint Contractowner is named in the application, the joint Contractowners shall be treated as having equal undivided interests in the Contract. Either Contractowner, independently of the other, may exercise any ownership rights in this Contract. Only spouses may be joint Contractowners.

DEATH OF ANNUITANT

If the Annuitant is also the Contractowner or a joint Contractowner, then the Death Benefit will be subject to the provisions of this Contract regarding death of the Contractowner. If the surviving spouse assumes the Contract, the contingent Annuitant becomes the Annuitant. If no contingent Annuitant is named, the surviving spouse becomes the Annuitant.

If an Annuitant who is not the Contractowner or joint Contractowner dies, then the contingent Annuitant, if any, becomes the Annuitant. If no contingent Annuitant is named, the Contractowner (or joint owner if younger) becomes the Annuitant.

SURRENDERS AND WITHDRAWALS

Before the Annuity Commencement Date, we will allow the surrender of the Contract or a withdrawal of the Contract Value upon your written request or through our Internet Service Center, subject to the rules discussed below. None of the current annuitization options allow surrender or withdrawal rights after the Annuity Commencement Date.

The Contract Value available upon surrender/withdrawal is the cash surrender value (Contract Value less any applicable Surrender Charge) at the end of the Valuation Period during which the request for surrender/withdrawal is received at the servicing office or Internet Service Center. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA in the same proportion that the amount of withdrawal bears to the total Contract Value. The minimum amount which can be withdrawn is $300, and the remaining Contract Value must be at least $1000. Unless prohibited, surrender/withdrawal payments will be mailed or electronically transferred within seven days after we receive a valid request at the servicing office or through the Internet Service Center. The payment may be postponed as permitted by the Investment Company Act of 1940.

There may be charges associated with surrender of the Contract or withdrawal of Contract Value. These charges are deducted from the amount you request to be withdrawn. See CHARGES AND OTHER DEDUCTIONS.

The tax consequences of a surrender or withdrawal are discussed in the section FEDERAL TAX STATUS of this prospectus.

We reserve the right to terminate the Contract, if your Contract fails to meet minimum Contract Value or payment frequencies as set forth in your state's nonforfeiture law for individual deferred annuities.

AMENDMENT OF CONTRACT

We reserve the right to amend the Contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified of any changes, modifications or waivers.

OWNERSHIP

As Contractowner, you have all rights under the Contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries. The assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. IRAs may not be assigned or transferred except as permitted by a domestic relations order and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

CONTRACTOWNER QUESTIONS

The obligations to purchasers under the Contracts are those of Lincoln Life. Questions about your Contract should be directed to us by e-mail to our Internet Service Center or in writing to our servicing office.

ANNUITY PAYOUTS

You may select any Annuity Commencement Date permitted by law provided that the Annuity Commencement Date occurs before the Annuitant's (or the elder of the joint Annuitants') 85th birthday. You may select one of the forms of payout of annuities available under the Contract (described below). Annuity payments to you under any of the Annuity Payout Options are made on a monthly basis and may vary in amount.

ANNUITY OPTIONS

LIFE ANNUITY. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. HOWEVER, THERE IS THE RISK UNDER THIS OPTION THAT THE RECIPIENT WOULD RECEIVE NO PAYOUTS IF THE ANNUITANT DIES BEFORE THE DATE SET FOR THE FIRST PAYOUT; ONLY ONE PAYOUT IF DEATH OCCURS BEFORE THE SECOND SCHEDULED PAYOUT, AND SO ON.

LIFE INCOME WITH PAYOUTS GUARANTEED FOR DESIGNATED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.

JOINT LIFE ANNUITY. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor.

JOINT LIFE ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.

GENERAL INFORMATION

None of the options listed above currently provide withdrawal features permitting the Contractowner to withdraw commuted values as a lump sum payment. We may make available other options, with or without withdrawal features. Options are only available to the extent they are consistent with the requirements of the Contract as well as Sections 72(s) and 401(a)(9) of the

Code, if applicable. The annuity asset charge will be assessed on all variable Annuity Payouts, including options that may be offered that do not have a life contingency and therefore no mortality risk.

The Annuity Commencement Date is usually on or before the Annuitant's 85th birthday. You may change the Annuity Commencement Date or change the Annuity Payout Option up to the scheduled Annuity Commencement Date, through our Internet Service Center or by written notice to the servicing office. You must give us at least 14 days notice before the date on which you want payouts to begin. If proceeds become available to a Beneficiary in a lump sum, the Beneficiary may choose any Annuity Payout Option.

Unless you select another option, the Contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a variable basis, in proportion to the Subaccount allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for payouts for a guaranteed period, the number of payouts which remain unpaid at the date of the Annuitant's death (or surviving Annuitant's death in case of joint life annuity) will be paid to the Contractowner if living, otherwise to your Beneficiary as payouts become due.

VARIABLE ANNUITY PAYOUTS

Variable Annuity Payouts will be determined using:

1.    The Contract Value on the Annuity Commencement Date;

2.    The annuity tables contained in the Contract;

3.    The Annuity Payout Option selected; and

4.    The investment performance of the funds selected.

We determine the amount of Annuity Payouts by:

1.    Determining the dollar amount of the first periodic payout; then

2. Crediting the Contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and

3.    Calculating the value of the Annuity Units each period thereafter.

We assume an investment return of 5% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying funds perform, relative to the 5% assumed rate. The SAI contains a more complete explanation of this calculation.

FEDERAL TAX STATUS

INTRODUCTION

The Federal income tax treatment of the Contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and the Contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with the Contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NONQUALIFIED ANNUITIES

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a Contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an IRA or a section 403(b) plan.

Tax Deferral on Earnings

The Federal income tax law generally does not tax any increase in the Contract Value until you receive a Contract distribution. However, for this general rule to apply, certain requirements must be satisfied:

o An individual must own the Contract or the tax law must treat the contact as owned by an individual.

o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

o The right to choose particular investments for the Contract must be limited.

o The Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual

If the Contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the Contract pays tax currently on the excess of the Contract Value over the Purchase Payments for the Contract. Examples of contracts where the owner pays current tax on the Contract's earnings are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the Code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

Investments in the VAA must be diversified

For the Contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the

Contract Value over the total amount paid into the Contract. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions

Federal income tax law limits your rights to choose particular investments for the Contract. Because the Internal Revenue Service has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the Subaccounts may exceed those limits. If so, the Contractowner would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the Internal Revenue Service in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the Contract without Contractowner's consent to try to prevent the tax law from considering them as the owner of the assets of the VAA.

Age at which Annuity Payouts begin

Federal income tax rules do not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the Contract's Purchase Payments and earnings. If Annuity Payouts under the Contract begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the tax law will not treat the Contract as an annuity for Federal income tax purposes. In that event, Contractowner would be currently taxable on the excess of the Contract Value over the amounts paid into the Contract.

Tax Treatment of Payments

We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that the Contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in the Contract Value until there is a distribution from the Contract.

Taxation of Withdrawals and Surrenders

The Contractowner will pay tax on withdrawals to the extent their Contract Value exceeds Purchase Payments in the Contract. This income (and all other income from the Contract) is considered ordinary income. A higher rate of tax is paid on ordinary income than on capital gains. A Contractowner will pay tax on a surrender to the extent the amount received exceeds Purchase Payments. In certain circumstances Purchase Payments are reduced by amounts received from the Contract that were not included in income.

Taxation of Annuity Payouts

The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of Purchase Payments in the Contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the Purchase Payment in the Contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant's death and before the total amount of the Purchase Payments in the Contract has been received, the amount not received generally will be deductible.

Taxation of Death Benefits

We may distribute amounts from the Contract because of the death of a Contractowner. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.

o     Death prior to the Annuity Commencement Date --

      o If the Beneficiary receives Death Benefits under an Annuity Payout Option, they are taxed in the same manner as Annuity Payouts.

      o If the Beneficiary does not receive Death Benefits under an Annuity Payout Option, they are taxed in the same manner as a withdrawal.

o     Death after the Annuity Commencement Date --

      o If Death Benefits are received in accordance with the existing Annuity Payout Option, they are excludible from income if they do not exceed the Purchase Payments not yet distributed from the Contract. All Annuity Payouts in excess of the Purchase Payments not previously received are includible in income.

      o If Death Benefits are received in a lump sum, the tax law imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.

Penalty Taxes payable on Withdrawals, Surrenders, or Annuity Payouts

The Code may impose a 10% penalty tax on any distribution from the Contract which Contractowner must include in gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:

o     you receive on or after you reach age 59 1/2,

o     you receive because you became disabled (as defined in the tax law),

o     a Beneficiary receives on or after your death, or

o you receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special Rules if you own more than one Annuity Contract

In certain circumstances, we must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one Contract. Treating two or more contracts as one Contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the penalty tax described above.

Gifting a Contract

If you transfer ownership of the Contract to a person other than the your spouse, and receive a payment less than the Contract Value, you will pay tax on the Contract Value to the extent it exceeds your Purchase Payments not previously received. The new owner's Purchase Payments in the Contract would then be increased to reflect the amount included in your income.

Loss of Interest Deduction

After June 8, 1997, if the Contract is issued to a taxpayer that is not an individual, or if the Contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses. This disallowance does not apply if you pay tax on the annual increase in the Contract Value. Entities that are considering purchasing the Contract, or entities that will benefit from someone else's ownership of the Contract, should consult a tax advisor.

QUALIFIED RETIREMENT PLANS

We also designed the Contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with different types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about use of the Contract with the various types of qualified plans. Persons planning to use the Contract in connection with a qualified plan should obtain advice from a competent tax advisor.

Types of Qualified Contracts and Terms of Contracts

Currently, we issue contracts in connection with the following types of qualified plans:

o     Individual Retirement Accounts and Annuities ("Traditional IRAs")

o     Roth IRAs

We may issue the Contract for use with other types of qualified plans in the future.

We will amend contracts to be used with a qualified plan as generally necessary to conform to tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the Contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the Contract, unless we consent.

Tax Treatment of Qualified Contracts

The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,

o Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified plan and the Contractowner's specific circumstances, for example, your compensation.

o Under most qualified plans, for example, 403(b) plans and Traditional IRAs, the Contractowner must begin receiving payments from the Contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA.

o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, and the manner of repayment. Your contract or plan may not permit loans.

Tax Treatment of Payments

Federal income tax rules generally include distributions from a qualified contract in your income as ordinary income. These taxable distributions will include Purchase Payments that were deductible or excludible from income. Thus, under many qualified contracts the total amount received is included in income since a deduction or exclusion from income was taken for Purchase Payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal Penalty Taxes payable on Distributions

The Code may impose a 10% penalty tax on the amount received from the qualified contract that must be included in income. The Code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract purchased. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or Annuity Payout:

o     received on or after you reach age 59 1/2,

o received on or after your death or because of your disability (as defined in the tax law),

o received as a series of substantially equal periodic payments for the your life (or life expectancy), or

o     received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and Direct Rollovers

In many circumstances, money may be moved between qualified contracts and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, you may suffer adverse Federal income tax consequences, including paying taxes you might not otherwise have had to be pay. A qualified advisor should always be consulted before you move or attempt to move funds between any qualified plan or contract and another qualified plan or contract.

The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or (b) plans, HR 10 plans, and contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans.) The direct rollover rules require that we withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. Before we send a rollover distribution, we will provide you with a notice explaining these requirements and how the 20% withholding can be avoided by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under the Contract unless the Contractowner notifies us at or before the time of the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.

TAX STATUS OF LINCOLN LIFE

Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the VAA. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

CHANGES IN THE LAW

The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

VOTING RIGHTS

As required by law, we will vote the funds shares held in the VAA at meetings of the shareholders of the various funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in the funds. If the Investment Company Act of 1940 or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the funds shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized. After the Annuity Commencement Date, the votes attributable to a Contract will decrease.

With regard to the Lincoln National funds, Equity 500 Index Fund, Small Cap Index Fund, VP International, Baron Capital Asset Fund, AMT Partners Portfolio, AMT MidCap Growth Portfolio and Worldwide Growth Portfolio: those shares held in a Subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all Contracts participating in that Subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast. Since all the funds except the Lincoln National funds engage in shared funding, other persons or entities besides Lincoln Life may vote these shares.

Whenever a shareholders meeting is called, each person having a voting interest in a Subaccount will be sent proxy voting material, reports and other materials relating to the Decatur Total Return Series, Global Bond Series and Trend Series (Delaware funds). Since the Delaware funds engages in shared funding, other persons or entities besides Lincoln Life may vote funds shares.

DISTRIBUTION OF THE CONTRACTS

We are the distributors of the Contracts. They will be sold through the Internet Service Center we maintain for this purpose. We are registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and are a member of the National Association of Securities Dealers (NASD).

RETURN PRIVILEGE

Within the free-look period after you receive the Contract, you may cancel it for any reason through our Internet Service Center or by delivering or mailing it, postage prepaid, to Lincoln Financial Direct at P.O. Box 691, Leesburg, VA 20178. A Contract canceled under this provision will be void and your Contract Value will be returned. No Surrender Charge will be assessed.

The Purchase Payments will be invested in the Lincoln National Money Market Fund during the free-look period.

STATE REGULATION

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. That Department conducts a full examination of our operations at least every five years.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Service Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will electronically mail to you, at your last known e-mail address, at least semiannually after the first Contract Year, reports containing information required by the 1940 Act or any other applicable law or regulation.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the Contracts being offered here. This prospectus is only a part of that registration statement and, therefore, does not contain all the information in the registration statement, its amendments and exhibits. Please refer to the complete registration statement for further information about the VAA, Lincoln Life and the Contracts offered. Statements in this prospectus about the content of Contracts and other legal instruments are summaries. For the complete text of those Contracts and instruments, please refer to those documents as filed with the SEC.

Lincoln National Flexible Premium Variable Life Accounts D, G, K and Q (all registered as investment companies under the 1940 Act) are authorized to invest assets in the following Lincoln National and Delaware funds: Bond, Growth and Income, Managed, Money Market and Special Opportunities (for Account D); Growth and Income and Special Opportunities (for Account G); and all Lincoln National and Delaware funds for Accounts K and Q.

Through the VAA and the Variable Life Accounts, Lincoln Life is the sole shareholder in the Lincoln National funds. However, Lincoln Life is not the sole shareholder of the other funds. Collectively, the VAA and the Variable Life

Accounts may be referred to in the prospectus and in the SAI as the variable accounts.

Due to differences in redemption rates, tax treatment or other considerations, the interests of Contractowners under the Variable Life Accounts could conflict with those of Contractowners under the VAA. In those cases where assets from variable life and variable annuity separate accounts are invested in the same fund (in other words, where mixed funding occurs), the Boards of Directors of the funds involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding. In the future, we may purchase shares in the funds for one or more unregistered segregated investment accounts.

On January 2, 1998, The Lincoln National Life Insurance Company entered into an indemnity reinsurance transaction whereby 100% of a block of individual life and annuity business of CIGNA Corporation was reinsured. On May 21, 1998, The Lincoln National Life Insurance Company announced its intentions to acquire certain domestic individual life insurance business from Aetna, Inc. via a 100% indemnity reinsurance transaction. The transaction closed in the fall of 1998.

ADVERTISEMENTS/SALES LITERATURE

In marketing the variable annuity Contracts, we may refer to certain ratings assigned to us under the Rating System of the A.M. Best Co., Oldwick, New Jersey. The objective of Best's Rating System is to evaluate the various factors affecting the overall performance of an insurance company in order to provide Best's opinion about that company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of the insurance company. In marketing the Contracts and the underlying funds, we may at times use data published by other nationally-known independent statistical services. These service organizations provide relative measures of such factors as an insurer's claims paying ability, the features of particular Contracts, and the comparative investment performance of the funds with other portfolios having similar objectives. A few such services are: Duff & Phelps, the Lipper Group, Moody's, Morningstar, Standard and Poor's and VARDS. There is more information about each of these services under ADVERTISING AND SALES LITERATURE in the SAI. Marketing materials may employ illustrations of compound interest and dollar-cost averaging, discuss automatic withdrawal services, and describe our customer base, assets, and our relative size in the industry. They may also discuss other features of Lincoln Life, the VAA, the funds and their investment management.

PREPARING FOR THE YEAR 2000

Many existing computer programs use only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected many computer applications could fail or create erroneous results by or at the year 2000. The year 2000 issue affects virtually all companies and organizations.

Lincoln Life, as part of its year 2000 updating process, is responsible for the updating of the VAA related computer systems. An affiliate of Lincoln Life, Delaware Services Company (Delaware), provides substantially all of the necessary accounting and valuation services for the VAA. Delaware, for its part, is responsible for updating all of its computer systems, including those which service VAA, to accommodate the year 2000. Lincoln Life and Delaware have begun formal discussions with each other to assess the requirements for their respective systems to interface properly in order to facilitate the accurate and orderly operation of the VAA beginning in the year 2000.

The year 2000 issue is pervasive and complex and affects virtually every aspect of the businesses of both Lincoln Life and Delaware (the Companies). The computer systems of the companies and their interfaces with the computer systems of vendors, suppliers, customers and other business partners are particularly vulnerable. The inability to properly recognize date-sensitive electronic information and to transfer data between systems could cause errors or even complete failure of systems, which would result in a temporary inability to process transactions correctly and engage in normal business activities for the VAA. The Companies respectively are redirecting significant portions of their internal information technology efforts and are contracting, as needed, with outside consultants to help update their systems to accommodate the year 2000. Also, in addition to the discussions with each other noted above, the Companies have respectively initiated formal discussions with other critical parties that interface with their systems to gain an understanding of the progress by those parties in addressing year 2000 issues. While the Companies are making substantial efforts to address their own systems and the systems with which they interface, it is not possible to provide assurance that operational problems will not occur. The Companies presently believe that, with the modification of existing computer systems, updates by vendors and conversion to new software and hardware, the year 2000 issue will not pose significant operations problems for their respective computer systems. In addition, the Companies are incorporating potential issues surrounding year 2000 into their contingency planning process, in the event that, despite these substantial efforts, there are unresolved year 2000 problems. If the remediation efforts noted above are not completed timely or properly, the year 2000 issue could have a material adverse impact on the operation of the businesses of Lincoln Life or Delaware, or both.

The cost of addressing year 2000 issues and the timeliness of completion will be closely monitored by management of the respective Companies and, for each company, will be based on its management's best estimates which are derived utilizing numerous assumptions of future events, including the continued availability of certain resources, third-party modification plans and other factors. Nevertheless, there can be no guarantee either by Lincoln Life or by Delaware that the estimated costs will be achieved, and actual results could differ significantly from those anticipated. Specific factors that might cause such differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer problems, and other uncertainties.

LEGAL PROCEEDINGS

Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material adverse effect on the financial position of Lincoln Life.

During the 1990's class action lawsuits alleging sales practices fraud have been filed against many life insurance companies, and Lincoln Life has not been immune. Several suits involved alleged fraud in the sale of interest-sensitive universal and whole life insurance policies. These have been suits filed against Lincoln Life, although as of the date of this Prospectus the court had not certified a class in any of them. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. Although the relief sought in these cases is substantial, the cases are in the early stages of litigation, and it is premature to make assessments about potential loss, if any. Management denies the allegations and intends to defend these suits vigorously. The amount of the liability, if any, which may arise as a result of these suits (exclusive of any indemnification from professional liability insurers) cannot be reasonably estimated at this time

[Table of contents for SAI]

E-ANNUITY-TM-
LINCOLN NATIONAL
VARIABLE ANNUITY ACCOUNT C (VAA) (REGISTRANT)

LINCOLN NATIONAL
LIFE INSURANCE COMPANY (DEPOSITOR)

STATEMENT OF ADDITIONAL INFORMATION (SAI)


This SAI should be read in conjunction with the eAnnuity prospectus of the VAA dated March 1, 1999.

You may request a free copy of the eAnnuity VAA Prospectus from http://www.lfd.com or you may write Lincoln Financial Direct, P.O. Box 691, Leesburg, VA 20178.

TABLE OF CONTENTS

                                              Page
-------------------------------------------------------
GENERAL INFORMATION AND HISTORY
OF LINCOLN LIFE                                    B-2
-------------------------------------------------------
SPECIAL TERMS                                      B-2
-------------------------------------------------------
SERVICES                                           B-2
-------------------------------------------------------
PURCHASE OF SECURITIES BEING OFFERED               B-2
-------------------------------------------------------
CALCULATION OF PERFORMANCE DATA                    B-2
-------------------------------------------------------
ANNUITY PAYOUTS                                    B-6
-------------------------------------------------------

                                                Page
-------------------------------------------------------

FEDERAL TAX STATUS                                 B-7
-------------------------------------------------------
DETERMINATION OF ACCUMULATION AND
ANNUITY UNIT VALUE                                 B-8
-------------------------------------------------------
ADVERTISING AND SALES
LITERATURE/GRAPHICS                                B-8
-------------------------------------------------------
FINANCIAL STATEMENTS                               B-9
-------------------------------------------------------

THIS SAI IS NOT A PROSPECTUS.

The date of this SAI is                  .

GENERAL INFORMATION
AND HISTORY OF
LINCOLN NATIONAL LIFE
INSURANCE CO. (LINCOLN LIFE)

The prior depositor of the account, Lincoln National Pension Insurance Co., was merged into Lincoln Life, effective January 1, 1989. Lincoln Life, organized in 1905, is an Indiana stock insurance corporation, engaged primarily in insurance and financial services. Lincoln Life is owned by Lincoln National Corp., a publicly held insurance holding company domiciled in Indiana.

SPECIAL TERMS

The special terms used in this SAI are the ones defined in the prospectus. They are capitalized to make this document more understandable.

SERVICES

INDEPENDENT AUDITORS

The financial statements of the VAA and the statutory-basis financial statements and schedules of Lincoln Life appearing in this SAI and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports which also appear elsewhere in this document and in the registration statement. The financial statements and schedules audited by Ernst & Young LLP have been included in this document in reliance on their report given on their authority as experts in accounting and auditing.

KEEPER OF RECORDS

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by Lincoln Life. No separate charge against the assets of the VAA is made by Lincoln Life for this service. We have entered into an agreement with Delaware Service Co., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.

UNDERWRITER

Lincoln Life is the principal underwriter for the variable annuity contract. We may not offer a Contract continuously or in every state. Lincoln Life retains no underwriting commission from the sale of the Variable Annuity Contracts.

PURCHASE OF SECURITIES BEING OFFERED

The variable annuity contract is offered to the public through Lincoln Life's Internet Service Center. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus, the Surrender Charges may be waived.

There are exchange privileges between Subaccounts. (See The Contract in the Prospectus.) No exchanges are permitted between the VAA and other separate accounts.

CALCULATION OF PERFORMANCE DATA

A. MONEY MARKET FUNDED SUBACCOUNTS:

Standardized performance data is not included because, as of the date hereof, the Contract has not yet been sold. Nonstandardized performance data will be accompanied by standard performance data once available.

    1.  Seven-day yield: 4.37%
        Length of base period used in computing the yield: 7 days
        Last Day in the base period: December 31, 1997

    2. The yield will be determined by calculating the change in unit value for the base period (the 7-day period ended December 31, 1997); then dividing this figure by the account value at the beginning of the period; then annualizing this result by the factor of 365/7. This yield includes all deductions charged to the Contractowner's account, and excludes any realized gains and losses from the sale of securities.

B. OTHER SUBACCOUNTS:
The VAA advertises the performance of its various Subaccounts by observing how they perform over various time periods -- monthly, year-to-date, yearly (fiscal year), and over periods of three or more years.
        TOTAL RETURN -- the tables below show, for the various Subaccounts of the VAA, an average annual total return as of the stated periods, based upon a hypothetical initial purchase payment of $1,000, calculated according to the formula set out after the table.
HISTORICAL FUND/SERIES PERFORMANCE ADJUSTED FOR CONTRACT AND VAA FEES AND CHARGES. Returns are provided for years before the Fund and Series were available investment options under the Contract. Returns for those periods reflect an adjusted return as if those Funds and Series were available under the Contract, and reflect the deduction of the annuity asset charge, and the VAA investment advisory fee.

Tables 1A, 1B, 2A and 2B below assume a hypothetical investment of $1,000 at the beginning of the period via the Subaccount investing in the applicable Fund or Series and Withdrawal of the investment on 12/31/97. Table 1A contains standardized performance which is computed according to a formula prescribed by the SEC. Tables 1B, 2A and 2B contain non-standardized performance and are calculated according to formulas which vary slightly from the SEC prescribed formula. For Tables 1A and 1B, the returns shown reflect the annuity asset charges, the VAA investment advisory fee, and the Surrender Charge. For Tables 2A and 2B, the returns shown reflect the annuity asset charge and the VAA investment advisory fee, but not the Surrender Charge. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

TABLE 1A
SUBACCOUNT AVERAGE ANNUAL
TOTAL RETURNS (STANDARDIZED)

                                                                          10-years
                                         1-year ending   5-years ending   ending
Subaccounts                              12/31/97        12/31/97         12/31/97
-----------------------------------------------------------------------------------------
Bond
Commenced Activity on December 21, 1981       6.32%            6.73%            8.26%
-----------------------------------------------------------------------------------------
Growth and Income
Commenced Activity on December 21, 1981      27.28%           19.14%           15.12%
-----------------------------------------------------------------------------------------
International
Commenced Activity on May 1, 1991             3.16%           11.97%            7.25%
-----------------------------------------------------------------------------------------
Managed
Commenced Activity on April 29, 1983         18.42%           13.36%           11.70%
-----------------------------------------------------------------------------------------
Global Asset Allocation
Commenced Activity on August 3, 1987         16.16%           13.72%           11.87%
-----------------------------------------------------------------------------------------
Social Awareness
Commenced Activity on May 2, 1988            33.76%           22.87%           18.36%*
-----------------------------------------------------------------------------------------
Special Opportunities
Commenced Activity on December 21, 1981      24.66%           17.51%           15.60%
-----------------------------------------------------------------------------------------
Aggressive Growth
Commenced Activity on January 3, 1994        21.89%               *            17.57%*
-----------------------------------------------------------------------------------------
Capital Appreciation
Commenced Activity on January 3, 1994        27.10%               *            21.51%*
-----------------------------------------------------------------------------------------
Equity-Income
Commenced Activity on January 3, 1994        19.79%               *            14.36%*
-----------------------------------------------------------------------------------------
Trend-Series
Commenced Activity on May 1, 1996            18.13%               *            10.74%*
-----------------------------------------------------------------------------------------
Decatur Total Return Series
Commenced Activity on May 1, 1996            27.52%               *            25.15%*
-----------------------------------------------------------------------------------------
Global Bond Series
Commenced Activity on May 1, 1996            -1.82%               *             6.10%*
-----------------------------------------------------------------------------------------

* The lifetime of this Subaccount is less than the complete period indicated. The performance shown is for the period from commencement of activity.

The length of the periods and the last day of each period used in the table above are set out in the table headings. The average annual total return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula --
         n
P (1 + T) = ERV
Where: P = a hypothetical initial Purchase Payment of $1,000
T = average annual total return for the period in question n = number of years
ERV =redeemable value (as of the end of the period in question) of a hypothetical $1,000 Purchase Payment made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional portion thereof)
The formula assumes that: 1) all recurring fees have been charged to Contractowner accounts; 2) all applicable nonrecurring charges are deducted at the end of the period in question; and 3) there will be a complete redemption at the end of the period in question. The performance figures shown in the table above relate to the Contract form containing the highest level of charges.

TABLE 1B
SUBACCOUNT CUMULATIVE TOTAL RETURNS (NON-STANDARDIZED)

                                                                          10-years
                                         1-year ending   5-years ending   ending
Subaccounts                              12/31/97        12/31/97         12/31/97
-----------------------------------------------------------------------------------------
Bond
Commenced Activity on December 21, 1981       6.32%           38.47%           121.05%
-----------------------------------------------------------------------------------------
Growth and Income
Commenced Activity on December 21, 1981      27.28%          140.05%           308.77%
-----------------------------------------------------------------------------------------
International
Commenced Activity on May 1, 1991             3.16%           76.03%            59.49%
-----------------------------------------------------------------------------------------
Managed
Commenced Activity on April 29, 1983         18.42%           87.19%           202.38%
-----------------------------------------------------------------------------------------
Global Asset Allocation
Commenced Activity on August 3, 1987         16.16%           90.16%           206.81%
-----------------------------------------------------------------------------------------
Social Awareness
Commenced Activity on May 2, 1988            33.76%          180.00%           410.18%*
-----------------------------------------------------------------------------------------
Special Opportunities
Commenced Activity on December 21, 1981      24.66%          124.02%           326.25%
-----------------------------------------------------------------------------------------
Aggressive Growth
Commenced Activity on January 3, 1994        21.89%               *             90.80%*
-----------------------------------------------------------------------------------------
Capital Appreciation
Commenced Activity on January 3, 1994        27.10%               *            117.67%*
-----------------------------------------------------------------------------------------
Equity-Income
Commenced Activity on January 3, 1994        19.79%               *             70.83%*
-----------------------------------------------------------------------------------------
Trend-Series
Commenced Activity on May 1, 1996            18.13%               *             18.54%*
-----------------------------------------------------------------------------------------
Decatur Total Return Series
Commenced Activity on May 1, 1996            27.52%             (9)             45.40%*
-----------------------------------------------------------------------------------------
Global Bond Series
Commenced Activity on May 1, 1996            -1.82%               *             10.38%*
-----------------------------------------------------------------------------------------

* The lifetime of this Subaccount is less than the complete period indicated. The performance shown is for the period from commencement of activity.

The length of the periods and the last day of each period used in the table above are set out in the table headings. The cumulative total return for Table 2B for each period was determined by the following formula --

P (1 + C) = ERV
Where: P = a hypothetical Purchase Payment of $1,000
C = cumulative total return for the period
ERV =redeemable value (as of the end of the period in question) of a hypothetical $1,000 Purchase Payment made at the beginning of the period in question

The formula assumes that: 1) all recurring fees have been charged to Contractowner accounts; 2) all applicable nonrecurring charges are deducted at the end of the period in question; and 3) there will be a complete redemption at the end of the period in question. The performance figures above relate to the contract form containing the highest level of charges.

TABLE 1C
SUBACCOUNT CUMULATIVE TOTAL RETURNS--NEW FUNDS (NON-STANDARDIZED)



                                                     1-year         5-years       10-years
                                                     ending         ending         ending
Subaccounts                                         12/31/98       12/31/98       12/31/98
------------------------------------------------------------------------------------------
Partners                                                1.57%           *              *
Commenced Activity on March 22, 1994
------------------------------------------------------------------------------------------
MidCap                                                 35.77%           *              *
Commenced Activity on November 3, 1997
------------------------------------------------------------------------------------------
Equity 500 Index                                       25.45%           *              *
Commenced Activity on October 1, 1997
------------------------------------------------------------------------------------------
Small Cap Index                                        -4.67%           *              *
Commenced Activity on August 25, 1997
------------------------------------------------------------------------------------------
Capital Asset                                          29.67%*          *              *
Commenced Activity on October 1, 1998
------------------------------------------------------------------------------------------
VP International                                       15.75%           *              *
Commenced Activity on May 1, 1994
------------------------------------------------------------------------------------------
Worldwide Growth                                       25.66%         99.86%           *
Commenced Activity on September 13,1993
------------------------------------------------------------------------------------------


* The lifetime of this Subaccount is less than the complete period indicated. The performance shown is for the period from commencement of activity.

The length of the periods and the last day of each period used in the table above are set out in the table headings. The cumulative total return for Table 2B for each period was determined by the following formula

P (1 + C) = ERV

Where: P = a hypothetical Purchase Payment of $1,000
C = cumulative total return for the period
ERV = redeemable value (as of the end of the period in question) of a hypothetical $1,000 Purchase Payment made at the beginning of the period in question

The formula assumes that: 1) all recurring fees have been charged to Contractowner accounts; 2) all applicable nonrecurring charges are deducted at the end of the period in question; and 3) there will be a complete redemption at the end of the period in question. The performance figures above relate to the contract form containing the highest level of charges.

TABLE 2A
SUBACCOUNT AVERAGE ANNUAL TOTAL RETURNS (NON-STANDARDIZED)

                                                                          10-years
                                         1-year ending   5-years ending   ending
Subaccounts                              12/31/97        12/31/97         12/31/97
-----------------------------------------------------------------------------------------
Bond
Commenced Activity on December 21, 1981       8.49%            6.73%            8.26%
-----------------------------------------------------------------------------------------
Growth and Income
Commenced Activity on December 21, 1981      29.88%           19.14%           15.12%
-----------------------------------------------------------------------------------------
International
Commenced Activity on May 1, 1981             5.27%           11.97%            7.25%
-----------------------------------------------------------------------------------------
Managed
Commenced Activity on April 29, 1983         20.84%           13.36%           11.70%
-----------------------------------------------------------------------------------------
Global Asset Allocation
Commenced Activity on August 3, 1987         18.53%           13.72%           11.87%
-----------------------------------------------------------------------------------------
Social Awareness
Commenced Activity on May 2, 1988            36.49%           22.87%           18.36%*
-----------------------------------------------------------------------------------------
Special Opportunities
Commenced Activity on December 21, 1981      27.21%           17.51%           15.60%
-----------------------------------------------------------------------------------------
Aggressive Growth
Commenced Activity on January 3, 1994        24.38%               *            17.57%*
-----------------------------------------------------------------------------------------
Capital Appreciation
Commenced Activity on January 3, 1994        29.69%               *            21.51%*
-----------------------------------------------------------------------------------------
Equity-Income
Commenced Activity on January 3, 1994        22.24%               *            14.36%*
-----------------------------------------------------------------------------------------
Trend-Series
Commenced Activity on May 1, 1996            20.54%               *            10.74%*
-----------------------------------------------------------------------------------------
Decatur Total Return Series
Commenced Activity on May 1, 1996            30.13%               *            25.15%*
-----------------------------------------------------------------------------------------
Global Bond Series
Commenced Activity on May 1, 1996             0.19%               *             6.10%*
-----------------------------------------------------------------------------------------

* The lifetime of this Subaccount is less than the complete period indicated. The performance shown is for the period from commencement of activity.

The length of the periods and the last day of each period used in the table above are set out in the table headings. The average annual total return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula --

         n
P (1 + T) = CV Where: P = a hypothetical initial Purchase Payment of $1,000
T = average annual total return for the period in question n = number of years
CV =Contract Value (as of the end of the period in question) of a hypothetical
    $1,000 Purchase Payment made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional portion thereof)

The formula assumes that: 1) all recurring fees have been charged to Contractowner accounts; and 2) all applicable nonrecurring charges are deducted at the end of the period in question. Surrender Charges are not deducted. The performance figures shown in the table above relate to the Contract form containing the highest level of charges.

TABLE 2B
SUBACCOUNT CUMULATIVE TOTAL RETURNS (NON-STANDARDIZED)

                                                                          10-years
                                         1-year ending   5-years ending   ending
Subaccounts                              12/31/97        12/31/97         12/31/97
-----------------------------------------------------------------------------------------
Bond
Commenced Activity on December 21, 1981       8.49%           38.47%           121.05%
-----------------------------------------------------------------------------------------
Growth and Income
Commenced Activity on December 21, 1981      29.88%          140.05%           308.77%
-----------------------------------------------------------------------------------------
International
Commenced Activity on May 1, 1991             5.27%           76.03%            59.49%
-----------------------------------------------------------------------------------------
Managed
Commenced Activity on April 29, 1983         20.84%           87.19%           202.38%
-----------------------------------------------------------------------------------------
Global Asset Allocation
Commenced Activity on August 3, 1987         18.53%           90.16%           206.81%
-----------------------------------------------------------------------------------------
Social Awareness
Commenced Activity on May 2, 1988            36.49%          180.00%           410.18%*
-----------------------------------------------------------------------------------------
Special Opportunities
Commenced Activity on December 21, 1981      27.21%          124.02%           326.25%
-----------------------------------------------------------------------------------------
Aggressive Growth
Commenced Activity on January 3, 1994        24.38%               *             90.80%*
-----------------------------------------------------------------------------------------
Capital Appreciation
Commenced Activity on January 3, 1994        29.69%               *            117.67%*
-----------------------------------------------------------------------------------------
Equity-Income
Commenced Activity on January 3, 1994        22.24%               *             70.83%*
-----------------------------------------------------------------------------------------
Trend-Series
Commenced Activity on May 1, 1996            20.54%               *             18.54%*
-----------------------------------------------------------------------------------------
Decatur Total Return Series
Commenced Activity on May 1, 1996            30.13%               *             45.40%*
-----------------------------------------------------------------------------------------
Global Bond Series
Commenced Activity on May 1, 1996             0.19%               *             10.38%*
-----------------------------------------------------------------------------------------

* The lifetime of this Subaccount is less than the complete period indicated. The performance shown is for the period from commencement of activity.

The length of the periods and the last day of each period used in the table above are set out in the table headings. The cumulative total return for Table 2B for each period was determined by the following formula --

P (1 + C) = CV
Where: P = a hypothetical Purchase Payment of $1,000
C = cumulative total return for the period
CV =contract value (as of the end of the period in question) of a hypothetical
    $1,000 Purchase Payment made at the beginning of the period in question

The formula assumes that: 1) all recurring fees have been charged to Contractowner accounts; 2) all applicable nonrecurring charges are deducted at the end of the period in question. Surrender Charges are not deducted. The performance figures above relate to the Contract form containing the highest level of charges.

TABLE 2C
SUBACCOUNT AVERAGE ANNUAL TOTAL RETURNS--NEW FUNDS (NON-STANDARDIZED)

                                                     1-year        5-years        10-years
                                                     ending         ending          ending
Subaccounts                                         12/31/98       12/31/98       12/31/98
------------------------------------------------------------------------------------------
Partners                                               3.64%        19.06%*            *
Commenced Activity on March 22, 1994
------------------------------------------------------------------------------------------
MidCap                                                38.54%        51.82%*            *
Commenced Activity on November 3, 1997
------------------------------------------------------------------------------------------
Equity 500 Index                                      28.01%        23.55%*            *
Commenced Activity on October 1, 1997
------------------------------------------------------------------------------------------
Small Cap Index                                       -2.72%         1.28%*            *
Commenced Activity on August 25, 1997
------------------------------------------------------------------------------------------
Capital Asset                                         32.32%*           *              *
Commenced Activity on October 1, 1998
------------------------------------------------------------------------------------------
VP International                                      18.11%        11.68%*            *
Commenced Activity on May 1, 1994
------------------------------------------------------------------------------------------
Worldwide Growth                                      28.22%        25.96%*            *
Commenced Activity on September 13,1993
------------------------------------------------------------------------------------------

* The lifetime of this Subaccount is less than the complete period indicated. The performance shown is for the period from commencement of activity.

The length of the periods and the last day of each period used in the table above are set out in the table headings. The cumulative total return for Table 2B for each period was determined by the following formula:

P (1 + C) = CV

Where: P = a hypothetical Purchase Payment of $1,000
C = cumulative total return for the period
CV = contract value (as of the end of the period in question) of a hypothetical
     $1,000 Purchase Payment made at the beginning of the period in question

The formula assumes that: 1) all recurring fees have been charged to Contractowner accounts; 2) all applicable nonrecurring charges are deducted at the end of the period in question. Surrender Charges are not deducted. The performance figures above relate to the Contract form containing the highest level of charges.

TABLE 2D
SUBACCOUNT CUMULATIVE TOTAL RETURNS--NEW FUNDS (NON-STANDARDIZED)

                                                     1-year        5-years        10-years
                                                     ending         ending         ending
Subaccounts                                         12/31/98       12/31/98       12/31/98
------------------------------------------------------------------------------------------
Partners                                                3.64%           *              *
Commenced Activity on March 22, 1994
------------------------------------------------------------------------------------------
MidCap                                                 38.54%           *              *
Commenced Activity on November 3, 1997
------------------------------------------------------------------------------------------
Equity 500 Index                                       28.01%           *              *
Commenced Activity on October 1, 1997
------------------------------------------------------------------------------------------
Small Cap Index                                        -2.72%           *              *
Commenced Activity on August 25, 1997
------------------------------------------------------------------------------------------
Capital Asset                                          32.32%*          *              *
Commenced Activity on October 1, 1998
------------------------------------------------------------------------------------------
VP International                                       18.11%           *              *
Commenced Activity on May 1, 1994
------------------------------------------------------------------------------------------
Worldwide Growth                                       28.22%         99.86%*          *
Commenced Activity on September 13,1993
------------------------------------------------------------------------------------------

* The lifetime of this Subaccount is less than the complete period indicated. The performance shown is for the period from commencement of activity.

The length of the periods and the last day of each period used in the table above are set out in the table headings. The cumulative total return for Table 2B for each period was determined by the following formula:

P (1 + C) = CV

Where: P = a hypothetical Purchase Payment of $1,000
C = cumulative total return for the period
CV = contract value (as of the end of the period in question) of a hypothetical
     $1,000 Purchase Payment made at the beginning of the period in question

The formula assumes that: 1) all recurring fees have been charged to Contractowner accounts; 2) all applicable nonrecurring charges are deducted at the end of the period in question. Surrender Charges are not deducted. The performance figures above relate to the Contract form containing the highest level of charges.

ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS
Variable Annuity Payouts will be determined on the basis of: (1) the value of the Contract on the Annuity Commencement Date; (2) the annuity tables contained in the Contract; (3) the type of annuity option selected; and (4) the investment performance of the eligible Fund(s) selected. In order to determine the amount of variable Annuity Payouts, Lincoln Life makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the Annuitant with a fixed number of Annuity Units based on the amount of the first payout; and third, it calculates the value of the Annuity Units each period thereafter. These steps are explained below.

The dollar amount of the first variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the Contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the Contract. The first variable Annuity Payout will be paid within 14 days after the Annuity Commencement Date. The monthly anniversary of the Annuity Commencement Date will become the date on which all future Annuity Payouts will be calculated. Amounts shown in the tables are based on the 1983(a) Individual Mortality Table modified, with an assumed investment return at the rate of 5% per annum. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value under the Contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The 5% interest rate stated above is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds 5%, the payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 5%, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.

Lincoln Life may use sex distinct annuity tables in Contracts where not prohibited by law.

At an Annuity Commencement Date, the Annuitant is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying eligible Funds. The amount of the second and subsequent annuity payouts is determined by multiplying the Contractowner's fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending on the monthly anniversary of the annuity commencement date.

The value of each Subaccount Annuity Unit was arbitrarily established. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined as follows:

1. The total value of Fund or Series shares held in the Subaccount is calculated by multiplying the number of shares by the net asset value at end of Valuation Period plus any dividend or other distribution.

2. The liabilities of the Subaccount, including daily charges and taxes, are subtracted

3. The result is divided by the number of Annuity Units in the Subaccount at the beginning of Valuation Period, and adjusted by a factor to neutralize the assumed investment return in the annuity table.

The value of the Annuity Units is determined as of the monthly anniversary of the Annuity Commencement Date to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

PROOF OF AGE, SEX AND SURVIVAL
Lincoln Life may require proof of age, sex or survival of any payee upon whose age, sex or survival payouts depend.

FEDERAL TAX STATUS

GENERAL
The operations of the VAA form a part of, and are taxed with, the operations of Lincoln Life under the Internal Revenue Code of 1986, as amended (the code). Investment income and realized net capital gains on the assets of the VAA are reinvested and taken into account in determining the Accumulation and Annuity Unit values. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the Contract. Under existing federal income tax law, Lincoln Life believes that VAA investment income and realized net capital gains are not taxed to the extent they are retained as part of the reserves under the Contracts. Accordingly, Lincoln Life does not anticipate that it will incur any federal income tax liability attributable to the VAA, and therefore it does not intend to make any provision for such taxes. However, if changes in the federal tax laws or interpretations thereof result in Lincoln Life's being taxed on income or gains attributable to the VAA, then Lincoln Life may impose a charge against the VAA in order to make provision for payment of such taxes.

TAX STATUS OF NONQUALIFIED CONTRACTS
The Code (Section 72(s)) provides that Contracts issued after January 18, 1985, will not be treated as annuity Contracts for purposes of Section 72 unless the Contract provides that (A) if any Contractowner dies on or after the annuity starting date, but before the time the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the Contractowner's death; and (B) if any Contractowner dies before the annuity starting date, the entire interest must be distributed within five years after the death of the Contractowner. These requirements are considered satisfied to the extent that any portion of the Contractowner's interest that is payable to or for the benefit of a designated Beneficiary is distributed over that designated Beneficiary's life, or a period not extending beyond the designated Beneficiary's life expectancy, and if that distribution begins within one year of the Contractowner's death. The designated Beneficiary must be a natural person. Contracts issued after January 18, 1985 contain provisions intended to comply with these Code requirements, although regulations interpreting these requirements have yet to be issued. Lincoln Life intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)
Under Section 408 of the Code, individuals may participate in a retirement program known as an IRA. An individual may make an annual IRA contribution of up to the lesser of $2,000 (or $4,000 if IRAs are maintained for both the individual and the nonworking spouse and they file a joint tax return) or 100% of compensation. However, IRA contributions may be nondeductible in whole or in part if (1) the individual or the spouse is an active participant in certain other retirement programs and (2) the income of the individual (or of the individual and the spouse) exceeds a specified amount. Distributions from certain types of retirement plans may be rolled over to an IRA on a tax-deferred basis if certain requirements are met. Distributions from IRA's are subject to certain restrictions. Deductible IRA contributions and all earnings will be taxed as ordinary income when distributed. The failure to satisfy certain code requirements with respect to an IRA results in adverse tax consequences.

ROTH IRAS
Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to $2,000 per year. This limitation is phased out for adjusted gross income between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $15,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

Qualified distributions from Roth IRAs are entirely tax free. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.

An individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the non-Roth IRA being rolled over that represents income or a previously deductible IRA contribution. For rollovers in 1998, the individual may pay that tax ratably in 1998 and over the succeeding three years. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

TAX ON DISTRIBUTIONS FROM TRADITIONAL IRAS
IRS Rules generally provide that all distributions which are not received as an annuity will be taxed as a pro rata distribution of taxable and nontaxable amounts (rather than as a distribution first of nontaxable amounts). Distributions will be subject to a 10% penalty tax if made before age 59 1/2 unless certain other exceptions apply. Failure to meet certain minimum distribution requirements will result in a 50% excise tax.

Upon an employee's death, the taxation of benefits payable to the Beneficiary generally follows these same principles, subject to a variety of special rules.

All participants in a Traditional IRA and a Roth IRA receive an IRA Disclosure. This document explains the tax rules that apply to IRAs in greater detail.

OTHER CONSIDERATIONS
It should be understood that the foregoing comments about the federal tax consequences under these Contracts are not exhaustive and that special rules are provided with respect to other tax situations not discussed herein. Further, the foregoing discussion does not address any applicable state, local or foreign tax laws. Finally, in recent years numerous changes have been made in the federal income tax treatment of annuity contracts and retirement plans, which are not fully discussed above. Before an investment is made in any of the Contracts, a competent tax advisor should be consulted.

DETERMINATION OF
ACCUMULATION AND
ANNUITY UNIT VALUE

A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that in 1998 it will be closed on New Year's Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. It may also be closed on other days.

Since the portfolios of some of the Funds and Series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those Funds and Series and of the variable account could therefore be significantly affected) on days when the investor has no access to those Funds and Series.

ADVERTISING AND SALES LITERATURE

As set forth in the prospectus, Lincoln Life may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM evaluates the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

DUFF & PHELPS insurance company claims paying ability (CPA) service provides purchasers of insurance company policies and Contracts with analytical and statistical information on the solvency and liquidity of major U.S licensed insurance companies, both mutual and stock.

EAFE Index is prepared by Morgan Stanley Capital International (MSCI). It measures performance of securities in Europe, Australia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification with over 1000 companies across 20 different countries.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

MOODY'S insurance claims-paying rating is a system of rating insurance company's financial strength, market leadership and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

MORNINGSTAR is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuity contracts.

STANDARD & POOR's CORP. insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

STANDARD & POOR'S 500 INDEX (S&P 500) -- broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the S&P 500. The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares and publication of the index itself are services of Standard & Poor's Corp., a financial advisory, securities rating and publishing firm.

NASDAQ-OTC Price Index -- this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) -- price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including American Express Co. and American Telephone and Telegraph Co. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

In its advertisements and other sales literature for the VAA and the eligible Funds, Lincoln Life intends to illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular purchases in the same subaccounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased for those Subaccounts.

AUTOMATIC WITHDRAWAL SERVICE. A service provided by Lincoln Life, through which a Contractowner may take any distribution allowed by Code Section 401(a)(9) in the case of qualified contracts, or permitted under Code Section 72 in the case of nonqualified contracts, by way of an automatically generated payment.

LINCOLN LIFE'S CUSTOMERS. Sales literature for the VAA, the Funds and Series may refer to the number of employers and the number of individual annuity clients which Lincoln Life serves. As of March 17, 1998, Lincoln Life was serving over 13,000 organizations and had more than 1 million annuity clients.

LINCOLN LIFE'S ASSETS, SIZE. Lincoln Life may discuss its general financial condition (see, for example, the reference to A.M. Best Co., above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any subclassification of those companies, based upon recognized evaluation criteria. For example, at year-end 1997, Lincoln Life was the 6th largest U.S. stock life insurance company based upon overall assets.

Sales literature and advertisements may reference these and other similar reports from Best's or other similar publications which report on the insurance and financial services industries.

FINANCIAL STATEMENTS

Financial statements for Lincoln Life appear on the following pages.

                                         THIS PAGE WAS INTENTIONALLY LEFT BLANK.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITY
DECEMBER 31, 1997

                                                                                      DELAWARE      DELAWARE    DELAWARE
                         PERCENT               AGGRESSIVE                CAPITAL      EMERGING      EQUITY/     GLOBAL
                         OF NET                GROWTH                    APPRECIATION GROWTH        INCOME      BOND
                         ASSETS COMBINED       ACCOUNT      BOND ACCOUNT ACCOUNT      SERIES        SERIES      SERIES
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at net asset
   value:
 - Lincoln National
   Aggressive Growth
   Fund,
   Inc. - 20,538,876.338
   shares at $16.39 per
   share
   (cost - $240,321,099)   3.6% $  336,538,224 $336,538,224
-------------------------
 - Lincoln National Bond
   Fund, Inc. -
   21,673,088.212 shares
   at $12.86 per share
   (cost - $256,731,556)   3.0     278,728,827              $278,728,827
-------------------------
 - Lincoln National
   Capital Appreciation
   Fund,
   Inc. - 25,239,693.100
   shares at $17.53 per
   share
   (cost - $332,345,658)   4.7     442,461,845                           $442,461,845
-------------------------
 - Delaware Emerging
   Growth Series
   3,188,970.924
   shares at $17.39 per
   share
   (cost - $49,181,353)    0.6      55,456,204                                        $55,456,204
-------------------------
 - Delaware Equity/Income
   Series 5,012,656.118
   shares at $18.80 per
   share
   (cost - $85,288,396)    1.0      94,237,935                                                       $94,237,935
-------------------------
 - Delaware Global Bond
   Series 1,181,485.729
   shares at $10.50 per
   share
   (cost - $12,389,777)    0.1      12,405,600                                                                    $12,405,600
-------------------------
 - Lincoln National
   Equity-Income Fund,
   Inc. -
   39,782,391.791 shares
   at $20.12 per share
   (cost - $555,166,058)   8.5     800,339,302
-------------------------
 - Lincoln National
   Global Asset
   Allocation
   Fund, Inc. -
   27,866,136.046 shares
   at $15.63 per
   share (cost -
   $336,837,273)           4.6     435,502,051
-------------------------
 - Lincoln National
   Growth and Income
   Fund,
   Inc. - 83,235,581.825
   shares at $41.95 per
   share
   (cost -
   $2,099,399,866)        37.0   3,491,608,711
-------------------------
 - Lincoln National
   International Fund,
   Inc. -
   31,426,189.646 shares
   at $14.67 per share
   (cost - $394,676,976)   4.9     461,109,004
-------------------------
 - Lincoln National
   Managed Fund, Inc. -
   43,887,686.344 shares
   at $19.30 per share
   (cost - $597,984,621)   9.0     847,217,671
-------------------------
 - Lincoln National Money
   Market Fund, Inc. -
   8,746,828.400 shares
   at $10.00 per share
   (cost - $87,468,284)    0.9      87,468,284
-------------------------
 - Lincoln National
   Social Awareness Fund,
   Inc. - 34,938,768.165
   shares at $35.66 per
   share
   (cost - $826,939,759)  13.2   1,245,806,391
-------------------------
 - Lincoln National
   Special Opportunities
   Fund,
   Inc. - 23,910,129.802
   shares at $35.06 per
   share
   (cost - $602,317,122)   8.9     838,185,104
----------------------------------------------------------------------------------------------------------------------------
-------------------------
TOTAL INVESTMENTS & TOTAL
   ASSETS (Cost -
   $6,477,047,798)       100.0   9,427,065,153  336,538,224  278,728,827  442,461,845  55,456,204   94,237,935   12,405,600
-------------------------
LIABILITY -
Payable to The Lincoln
   National Life
   Insurance Company       0.0         258,012        9,083        7,626       12,070       1,491        2,567          342
----------------------------------------------------------------------------------------------------------------------------
-------------------------
NET ASSETS               100.0% $9,426,807,141 $336,529,141 $278,721,201 $442,449,775 $55,454,713  $94,235,368  $12,405,258
----------------------------------------------------------------------------------------------------------------------------
                         ---------------------------------------------------------------------------------------------------
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
MULTIFUND WITHOUT
   GUARANTEED MINIMUM
   DEATH BENEFIT
Units in accumulation
   period                                      $198,261,432 $ 59,831,710 $232,364,459 $45,956,994  $62,514,884  $10,909,411
-------------------------
Annuity reserves units                              254,392       94,218      489,213           0      450,356        8,169
-------------------------
Unit value                                           $1.687       $4.632       $1.884      $1.191       $1.461       $1.109
-------------------------
Value in accumulation
   period                                       334,483,346  277,147,745  437,833,856  54,740,484   91,334,715   12,099,923
-------------------------
Annuity reserves                                    429,181      436,433      921,803          --      657,974        9,060
-------------------------
                                           ---------------------------------------------------------------------------------
                                                334,912,527  277,584,178  438,755,659  54,740,484   91,992,689   12,108,983
                                           ---------------------------------------------------------------------------------
MULTIFUND WITH GUARANTEED
   MINIMUM DEATH BENEFIT
Units in accumulation
   period                                           959,741      245,847    1,963,593     600,523    1,537,440      267,546
-------------------------
Unit value                                           $1.684       $4.625       $1.881      $1.189       $1.459       $1.107
-------------------------
Value in accumulation
   period                                         1,616,614    1,137,023    3,694,116     714,229    2,242,679      296,275
-------------------------
                                           ---------------------------------------------------------------------------------
TOTAL NET ASSETS                               $336,529,141 $278,721,201 $442,449,775 $55,454,713  $94,235,368  $12,405,258
-------------------------
                                           ---------------------------------------------------------------------------------
                                           ---------------------------------------------------------------------------------

See accompanying notes.

                        EQUITY-      GLOBAL ASSET GROWTH AND                                MONEY        SOCIAL        SPECIAL
                        INCOME       ALLOCATION   INCOME         INTERNATIONAL MANAGED      MARKET       AWARENESS     OPPORTUNITIES
                        ACCOUNT      ACCOUNT      ACCOUNT        ACCOUNT       ACCOUNT      ACCOUNT      ACCOUNT       ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at net asset
  value:
- Lincoln National
  Aggressive Growth
  Fund,
  Inc. - 20,538,876.338
  shares at $16.39 per
  share
  (cost - $240,321,099)
-------------------------
- Lincoln National Bond
  Fund, Inc. -
  21,673,088.212 shares
  at $12.86 per share
  (cost - $256,731,556)
-------------------------
- Lincoln National
  Capital Appreciation
  Fund,
  Inc. - 25,239,693.100
  shares at $17.53 per
  share
  (cost - $332,345,658)
-------------------------
- Delaware Emerging
  Growth Series
  3,188,970.924
  shares at $17.39 per
  share
  (cost - $49,181,353)
-------------------------
- Delaware Equity/Income
  Series 5,012,656.118
  shares at $18.80 per
  share
  (cost - $85,288,396)
-------------------------
- Delaware Global Bond
  Series 1,181,485.729
  shares at $10.50 per
  share
  (cost - $12,389,777)
-------------------------
- Lincoln National
  Equity-Income Fund,
  Inc. -
  39,782,391.791 shares
  at $20.12 per share
  (cost - $555,166,058) $800,339,302
-------------------------
- Lincoln National
  Global Asset
  Allocation
  Fund, Inc. -
  27,866,136.046 shares
  at $15.63 per
  share (cost -
  $336,837,273)                      $435,502,051
-------------------------
- Lincoln National
  Growth and Income
  Fund,
  Inc. - 83,235,581.825
  shares at $41.95 per
  share
  (cost -
  $2,099,399,866)                                 $3,491,608,711
-------------------------
- Lincoln National
  International Fund,
  Inc. -
  31,426,189.646 shares
  at $14.67 per share
  (cost - $394,676,976)                                          $461,109,004
-------------------------
- Lincoln National
  Managed Fund, Inc. -
  43,887,686.344 shares
  at $19.30 per share
  (cost - $597,984,621)                                                        $847,217,671
-------------------------
- Lincoln National Money
  Market Fund, Inc. -
  8,746,828.400 shares
  at $10.00 per share
  (cost - $87,468,284)                                                                      $87,468,284
-------------------------
- Lincoln National
  Social Awareness Fund,
  Inc. - 34,938,768.165
  shares at $35.66 per
  share
  (cost - $826,939,759)                                                                                  $1,245,806,391
-------------------------
- Lincoln National
  Special Opportunities
  Fund,
  Inc. - 23,910,129.802
  shares at $35.06 per
  share
  (cost - $602,317,122)                                                                                                 $838,185,104
------------------------------------------------------------------------------------------------------------------------------------
-------------------------
TOTAL INVESTMENTS & TOTAL
   ASSETS (Cost -
   $6,477,047,798)       800,339,302  435,502,051  3,491,608,711  461,109,004   847,217,671  87,468,284   1,245,806,391  838,185,104
-------------------------
LIABILITY -
Payable to The Lincoln
   National Life
   Insurance Company          21,918       11,944         95,677       12,728        23,189       2,400          34,120       22,857
------------------------------------------------------------------------------------------------------------------------------------
-------------------------
NET ASSETS              $800,317,384 $435,490,107 $3,491,513,034 $461,096,276  $847,194,482 $87,465,884  $1,245,772,271 $838,162,247
------------------------------------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
MULTIFUND WITHOUT
   GUARANTEED MINIMUM
   DEATH BENEFIT
Units in accumulation
   period               $367,650,521 $158,528,476   $356,437,044 $293,362,761  $178,408,049 $35,963,168  $  249,012,275 $101,002,630
-------------------------
Annuity reserves units     1,261,113      521,791      3,955,002      502,083       511,247      56,935         524,138      137,167
-------------------------
Unit value                    $2.150       $2.720         $9.650       $1.562        $4.714      $2.419          $4.950       $8.249
-------------------------
Value in accumulation
   period                790,308,116  431,188,333  3,439,732,725  458,218,383   841,011,899  86,979,858   1,232,525,060  833,140,183
-------------------------
Annuity reserves           2,710,910    1,419,239     38,167,051      784,229     2,410,011     137,700       2,594,303    1,131,452
-------------------------
                         -----------------------------------------------------------------------------------------------------------
                         793,019,026  432,607,572  3,477,899,776  459,002,612   843,421,910  87,117,558   1,235,119,363  834,271,635
                         -----------------------------------------------------------------------------------------------------------
MULTIFUND WITH GUARANTEED
   MINIMUM DEATH BENEFIT
Units in accumulation
   period                  3,400,524    1,061,444      1,412,921    1,342,514       801,564     144,247       2,155,674      472,405
-------------------------
Unit value                    $2.146       $2.716         $9.635       $1.560        $4.707      $2.415          $4.942       $8.236
-------------------------
Value in accumulation
   period                  7,298,358    2,882,535     13,613,258    2,093,664     3,772,572     348,326      10,652,908    3,890,612
-------------------------
                         -----------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS        $800,317,384 $435,490,107 $3,491,513,034 $461,096,276  $847,194,482 $87,465,884  $1,245,772,271 $838,162,247
-------------------------
                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1997

                                                                                                DELAWARE    DELAWARE    DELAWARE
                                                         AGGRESSIVE                CAPITAL      EMERGING    EQUITY/     GLOBAL
                                                         GROWTH       BOND         APPRECIATION GROWTH      INCOME      BOND
                                         COMBINED        ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT     ACCOUNT     ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income
  (Loss):
  - Dividends from investment income     $    6,121,206           --           --           --  $   83,162  $  927,675  $494,003
---------------------------------------
  - Dividends from
    net realized gains
    on investments                          267,954,608   11,726,195           --   10,124,652     299,383   1,352,669    74,664
---------------------------------------
  - Mortality and expense
    guarantees
Multifund without guaranteed minimum
  death benefit                             (80,275,735)  (2,825,672)  (2,659,895)  (3,610,961)   (366,412)   (458,296) (116,911)
---------------------------------------
Multifund with guaranteed minimum death
  benefit                                      (173,716)      (5,312)      (3,518)     (10,978)     (2,351)     (5,913)   (1,183)
---------------------------------------  --------------  -----------  -----------  -----------  ----------  ----------  --------
---------------------------------------
NET INVESTMENT
INCOME (LOSS)                               193,626,363    8,895,211   (2,663,413)   6,502,713      13,782   1,816,135   450,573
---------------------------------------
Net realized and unrealized
  gain (loss) on investments:
  - Net realized gain on investments         31,377,925    1,833,384      472,812      519,282     347,282     110,909    78,937
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                           1,537,087,130   45,524,778   23,051,142   65,783,116   6,225,004   8,012,160  (414,693)
---------------------------------------  --------------  -----------  -----------  -----------  ----------  ----------  --------
---------------------------------------
NET GAIN (LOSS) ON INVESTMENTS            1,568,465,055   47,358,162   23,523,954   66,302,398   6,572,286   8,123,069  (335,756)
---------------------------------------  --------------  -----------  -----------  -----------  ----------  ----------  --------
---------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                          $1,762,091,418  $56,253,373  $20,860,541  $72,805,111  $6,586,068  $9,939,204  $114,817
---------------------------------------  --------------  -----------  -----------  -----------  ----------  ----------  --------
                                         --------------  -----------  -----------  -----------  ----------  ----------  --------
---------------------------------------

See accompanying notes.

                                                       GLOBAL
                                         EQUITY        ASSET        GROWTH                                   MONEY
                                         INCOME        ALLOCATION   AND INCOME    INTERNATIONAL MANAGED      MARKET
                                         ACCOUNT       ACCOUNT      ACCOUNT       ACCOUNT      ACCOUNT       ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
Net Investment Income
  (Loss):
  - Dividends from investment income               --           --  $        614           --            --  $4,614,946
---------------------------------------
  - Dividends from
    net realized gains
    on investments                         11,974,504   26,564,476    84,750,368   21,503,545    17,963,870          --
---------------------------------------
  - Mortality and expense
    guarantees
Multifund without guaranteed minimum
  death benefit                            (6,295,520)  (3,863,550)  (30,199,424)  (4,696,227)   (7,718,728)   (926,159)
---------------------------------------
Multifund with guaranteed minimum death
  benefit                                     (24,515)      (9,509)      (42,543)      (8,173)      (12,486)     (2,842)
---------------------------------------  ------------  -----------  ------------  -----------  ------------  ----------
---------------------------------------
NET INVESTMENT
INCOME (LOSS)                               5,654,469   22,691,417    54,509,015   16,799,145    10,232,656   3,685,945
---------------------------------------
Net realized and unrealized
  gain (loss) on investments:
  - Net realized gain on investments          258,445      508,189     6,554,616    6,993,977     5,361,324          --
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                           150,387,800   38,745,607   697,915,930   (1,827,392)  127,206,619          --
---------------------------------------  ------------  -----------  ------------  -----------  ------------  ----------
---------------------------------------
NET GAIN (LOSS) ON INVESTMENTS            150,646,245   39,253,796   704,470,546    5,166,585   132,567,943          --
---------------------------------------  ------------  -----------  ------------  -----------  ------------  ----------
---------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                          $156,300,714  $61,945,213  $758,979,561  $21,965,730  $142,800,599  $3,685,945
---------------------------------------  ------------  -----------  ------------  -----------  ------------  ----------
                                         ------------  -----------  ------------  -----------  ------------  ----------
---------------------------------------

                                         SOCIAL        SPECIAL
                                         AWARENESS     OPPORTUNITIES
                                         ACCOUNT       ACCOUNT
--------------------------------------------------------------------
Net Investment Income
  (Loss):
  - Dividends from investment income     $      1,569  ($       763)
---------------------------------------
  - Dividends from
    net realized gains
    on investments                         36,165,750    45,454,532
---------------------------------------
  - Mortality and expense
    guarantees
Multifund without guaranteed minimum
  death benefit                            (9,262,463)   (7,275,517)
---------------------------------------
Multifund with guaranteed minimum death
  benefit                                     (32,096)      (12,297)
---------------------------------------  ------------  ------------
---------------------------------------
NET INVESTMENT
INCOME (LOSS)                              26,872,760    38,165,955
---------------------------------------
Net realized and unrealized
  gain (loss) on investments:
  - Net realized gain on investments          762,828     7,575,940
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                           252,909,838   123,567,221
---------------------------------------  ------------  ------------
---------------------------------------
NET GAIN (LOSS) ON INVESTMENTS            253,672,666   131,143,161
---------------------------------------  ------------  ------------
---------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                          $280,545,426  $169,309,116
---------------------------------------  ------------  ------------
                                         ------------  ------------
---------------------------------------

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                                                   DELAWARE     DELAWARE
                                                         AGGRESSIVE                  CAPITAL       EMERGING     EQUITY/
                                                         GROWTH                      APPRECIATION  GROWTH       INCOME
                                         COMBINED        ACCOUNT       BOND ACCOUNT  ACCOUNT       ACCOUNT      ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1996            $4,727,923,295  $137,078,088  $265,308,954  $127,109,396  $        --  $        --
---------------------------------------
Changes from operations:
  - Net investment income (loss)            310,746,941       924,278    14,088,247     6,445,235      (81,542)      45,153
---------------------------------------
  - Net realized gain (loss) on
    investments                              19,985,015       738,003      (371,046)      164,449      (14,135)      11,020
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                             505,243,452    24,903,548   (10,488,612)   22,742,026       49,846      937,378
---------------------------------------  --------------  ------------  ------------  ------------  -----------  -----------
---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                   835,975,408    26,565,829     3,228,589    29,351,710      (45,831)     993,551
---------------------------------------
Net increase from unit transactions       1,021,967,132    75,358,876        44,758   108,077,232   23,349,339   12,769,503
---------------------------------------  --------------  ------------  ------------  ------------  -----------  -----------
---------------------------------------
TOTAL INCREASE IN NET ASSETS              1,857,942,540   101,924,705     3,273,347   137,428,942   23,303,508   13,763,054
---------------------------------------  --------------  ------------  ------------  ------------  -----------  -----------
---------------------------------------
NET ASSETS AT DECEMBER 31, 1996           6,585,865,835   239,002,793   268,582,301   264,538,338   23,303,508   13,763,054
---------------------------------------
Changes from operations:
  - Net investment income (loss)            193,626,363     8,895,211    (2,663,413)    6,502,713       13,782    1,816,135
---------------------------------------
  - Net realized gain on investments         31,377,925     1,833,384       472,812       519,282      347,282      110,909
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                           1,537,087,130    45,524,778    23,051,142    65,783,116    6,225,004    8,012,160
---------------------------------------  --------------  ------------  ------------  ------------  -----------  -----------
---------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                           1,762,091,418    56,253,373    20,860,541    72,805,111    6,586,068    9,939,204
---------------------------------------
Net increase (decrease) from unit
    transactions                          1,078,849,888    41,272,975   (10,721,641)  105,106,326   25,565,137   70,533,110
---------------------------------------  --------------  ------------  ------------  ------------  -----------  -----------
---------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS   2,840,941,306    97,526,348    10,138,900   177,911,437   32,151,205   80,472,314
---------------------------------------  --------------  ------------  ------------  ------------  -----------  -----------
---------------------------------------
NET ASSETS AT DECEMBER 31, 1997          $9,426,807,141  $336,529,141  $278,721,201  $442,449,775  $55,454,713  $94,235,368
---------------------------------------  --------------  ------------  ------------  ------------  -----------  -----------
                                         --------------  ------------  ------------  ------------  -----------  -----------
---------------------------------------

                                         DELAWARE
                                         GLOBAL
                                         BOND
                                         ACCOUNT
----------------------------------------------------
NET ASSETS AT JANUARY 1, 1996            $        --
---------------------------------------
Changes from operations:
  - Net investment income (loss)              77,642
---------------------------------------
  - Net realized gain (loss) on
    investments                                7,815
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                              430,516
---------------------------------------  -----------
---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                    515,973
---------------------------------------
Net increase from unit transactions        7,939,048
---------------------------------------  -----------
---------------------------------------
TOTAL INCREASE IN NET ASSETS               8,455,021
---------------------------------------  -----------
---------------------------------------
NET ASSETS AT DECEMBER 31, 1996            8,455,021
---------------------------------------
Changes from operations:
  - Net investment income (loss)             450,573
---------------------------------------
  - Net realized gain on investments          78,937
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                             (414,693)
---------------------------------------  -----------
---------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              114,817
---------------------------------------
Net increase (decrease) from unit
    transactions                           3,835,420
---------------------------------------  -----------
---------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS    3,950,237
---------------------------------------  -----------
---------------------------------------
NET ASSETS AT DECEMBER 31, 1997          $12,405,258
---------------------------------------  -----------
                                         -----------
---------------------------------------

See accompanying notes.

                                         EQUITY-       GLOBAL ASSET  GROWTH AND                                  MONEY
                                         INCOME        ALLOCATION    INCOME          INTERNATIONAL MANAGED       MARKET
                                         ACCOUNT       ACCOUNT       ACCOUNT         ACCOUNT       ACCOUNT       ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1996            $239,790,191  $255,711,056  $1,854,088,512  $358,203,920  $609,161,457  $78,753,630
---------------------------------------
Changes from operations:
  - Net investment income (loss)            7,611,827    19,874,693     137,125,012       492,324    57,121,081    3,428,270
---------------------------------------
  - Net realized gain (loss) on
    investments                               532,812       954,000       7,374,542     2,393,084     3,421,787           --
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                            55,461,900    18,296,226     225,053,722    31,230,726    10,510,800           --
---------------------------------------  ------------  ------------  --------------  ------------  ------------  -----------
---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                  63,606,539    39,124,919     369,553,276    34,116,134    71,053,668    3,428,270
---------------------------------------
Net increase from unit transactions       154,889,435    27,985,344     257,472,199    46,129,254    18,294,765   10,920,163
---------------------------------------  ------------  ------------  --------------  ------------  ------------  -----------
---------------------------------------
TOTAL INCREASE IN NET ASSETS              218,495,974    67,110,263     627,025,475    80,245,388    89,348,433   14,348,433
---------------------------------------  ------------  ------------  --------------  ------------  ------------  -----------
---------------------------------------
NET ASSETS AT DECEMBER 31, 1996           458,286,165   322,821,319   2,481,113,987   438,449,308   698,509,890   93,102,063
---------------------------------------
Changes from operations:
  - Net investment income (loss)            5,654,469    22,691,417      54,509,015    16,799,145    10,232,656    3,685,945
---------------------------------------
  - Net realized gain on investments          258,445       508,189       6,554,616     6,993,977     5,361,324           --
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                           150,387,800    38,745,607     697,915,930    (1,827,392)  127,206,619           --
---------------------------------------  ------------  ------------  --------------  ------------  ------------  -----------
---------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                           156,300,714    61,945,213     758,979,561    21,965,730   142,800,599    3,685,945
---------------------------------------
Net increase (decrease) from unit
    transactions                          185,730,505    50,723,575     251,419,486       681,238     5,883,993   (9,322,124)
---------------------------------------  ------------  ------------  --------------  ------------  ------------  -----------
---------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS   342,031,219   112,668,788   1,010,399,047    22,646,968   148,684,592   (5,636,179)
---------------------------------------  ------------  ------------  --------------  ------------  ------------  -----------
---------------------------------------
NET ASSETS AT DECEMBER 31, 1997          $800,317,384  $435,490,107  $3,491,513,034  $461,096,276  $847,194,482  $87,465,884
---------------------------------------  ------------  ------------  --------------  ------------  ------------  -----------
                                         ------------  ------------  --------------  ------------  ------------  -----------
---------------------------------------

                                         SOCIAL          SPECIAL
                                         AWARENESS       OPPORTUNITIES
                                         ACCOUNT         ACCOUNT
----------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1996            $  302,255,392  $500,462,699
---------------------------------------
Changes from operations:
  - Net investment income (loss)             21,087,918    42,506,803
---------------------------------------
  - Net realized gain (loss) on
    investments                                 428,694     4,343,990
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                              90,089,795    36,025,581
---------------------------------------  --------------  ------------
---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                   111,606,407    82,876,374
---------------------------------------
Net increase from unit transactions         226,269,776    52,467,440
---------------------------------------  --------------  ------------
---------------------------------------
TOTAL INCREASE IN NET ASSETS                337,876,183   135,343,814
---------------------------------------  --------------  ------------
---------------------------------------
NET ASSETS AT DECEMBER 31, 1996             640,131,575   635,806,513
---------------------------------------
Changes from operations:
  - Net investment income (loss)             26,872,760    38,165,955
---------------------------------------
  - Net realized gain on investments            762,828     7,575,940
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                             252,909,838   123,567,221
---------------------------------------  --------------  ------------
---------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                             280,545,426   169,309,116
---------------------------------------
Net increase (decrease) from unit
    transactions                            325,095,270    33,046,618
---------------------------------------  --------------  ------------
---------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS     605,640,696   202,355,734
---------------------------------------  --------------  ------------
---------------------------------------
NET ASSETS AT DECEMBER 31, 1997          $1,245,772,271  $838,162,247
---------------------------------------  --------------  ------------
                                         --------------  ------------
---------------------------------------

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

1. ACCOUNTING POLICIES

   THE ACCOUNT: The Lincoln National Variable Annuity Account C (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Variable Account consists of one product offering a guaranteed minimum death benefit
   (GMDB) rider option.

   INVESTMENTS: The Variable Account invests in the Lincoln National Aggressive Growth Fund, Inc., Lincoln National Bond Fund, Inc., Lincoln National Capital Appreciation Fund, Inc., Lincoln National Equity-Income Fund, Inc., Lincoln National Global Asset Allocation Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln National International Fund, Inc., Lincoln National Managed Fund, Inc., Lincoln National Money Market Fund, Inc., Lincoln National Social Awareness Fund, Inc., Lincoln National Special Opportunities Fund, Inc., Delaware Emerging Growth Series, Delaware Equity/Income Series and the Delaware Global Bond Series (the Funds). Investments in the Funds are stated at the closing net values per share on December 31, 1997. The Funds are registered as open ended investment management companies.

   Investment transactions are accounted for on a trade-date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by the average-cost method.

   DIVIDENDS: Dividends are automatically reinvested in shares of the Funds on the payable date.
   FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Using current law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.
   ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 5%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 5%.

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATE

   Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The rates are as follows:

      -  Multifund at a daily rate of .00274525% (1.002% on an annual basis).

      - Multifund with GMDB at a daily rate of .00356712328% (1.302% on an annual basis).

   In addition, amounts retained by the Company from the proceeds of the sales of annuity contracts for contract charges and surrender charges were as follows during 1997:

Lincoln National Aggressive Growth
  Account                                $   97,296
---------------------------------------
Lincoln National Bond Account               715,809
---------------------------------------
Lincoln National Capital Appreciation
  Account                                   114,914
---------------------------------------
Delaware Emerging Growth Account             11,915
---------------------------------------
Delaware Equity Income Account               10,069
---------------------------------------
Delaware Global Bond Account                  1,315
---------------------------------------
Lincoln National Equity-Income Account      203,095
---------------------------------------
Lincoln National Global Asset
  Allocation Account                        449,871
---------------------------------------
Lincoln National Growth and Income
  Account                                 3,920,982
---------------------------------------
Lincoln National International Account      631,218
---------------------------------------
Lincoln National Managed Account            927,374
---------------------------------------
Lincoln National Money Market Account       813,396
---------------------------------------
Lincoln National Social Awareness
  Account                                 1,123,658
---------------------------------------
Lincoln National Special Opportunities
  Account                                   906,949
---------------------------------------  ----------
---------------------------------------
                                         $9,927,861
---------------------------------------  ----------
                                         ----------

   Accordingly, the Company is responsible for all sales, general, and administrative expenses applicable to the Variable Account.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS CONTINUED

3. NET ASSETS
Net Assets at December 31, 1997 consisted of the following:

                                                                                                   DELAWARE     DELAWARE
                                                         AGGRESSIVE                  CAPITAL       EMERGING     EQUITY/
                                                         GROWTH        BOND          APPRECIATION  GROWTH       INCOME
                                         COMBINED        ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT      ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units                       $5,043,582,942  $227,902,481  $138,519,777  $317,396,112  $48,914,475  $82,726,689
---------------------------------------
Annuity reserves                             24,597,907       288,056       304,719       650,131           --      575,923
---------------------------------------  --------------  ------------  ------------  ------------  -----------  -----------
---------------------------------------
                                          5,068,180,849   228,190,537   138,824,496   318,046,243   48,914,475   83,302,612
Accumulated net investment income
  (loss)                                  1,306,316,744     8,667,056   118,141,970    13,022,186      (67,760)   1,861,288
---------------------------------------
Accumulated net realized gain (loss) on
  investments                               102,292,193     3,454,423      (242,536)    1,265,159      333,147      121,929
---------------------------------------
Net unrealized appreciation on
  investments                             2,950,017,355    96,217,125    21,997,271   110,116,187    6,274,851    8,949,539
---------------------------------------  --------------  ------------  ------------  ------------  -----------  -----------
---------------------------------------
                                         $9,426,807,141  $336,529,141  $278,721,201  $442,449,775  $55,454,713  $94,235,368
---------------------------------------  --------------  ------------  ------------  ------------  -----------  -----------
                                         --------------  ------------  ------------  ------------  -----------  -----------

                                         DELAWARE
                                         GLOBAL
                                         BOND
                                         ACCOUNT
----------------------------------------------------
Unit Transactions:
Accumulation units                       $11,765,918
---------------------------------------
Annuity reserves                               8,550
---------------------------------------  -----------
---------------------------------------
                                          11,774,468
Accumulated net investment income
  (loss)                                     528,215
---------------------------------------
Accumulated net realized gain (loss) on
  investments                                 86,752
---------------------------------------
Net unrealized appreciation on
  investments                                 15,823
---------------------------------------  -----------
---------------------------------------
                                         $12,405,258
---------------------------------------  -----------
                                         -----------

                                         EQUITY-       GLOBAL ASSET  GROWTH AND                                  MONEY
                                         INCOME        ALLOCATION    INCOME          INTERNATIONAL MANAGED       MARKET
                                         ACCOUNT       ACCOUNT       ACCOUNT         ACCOUNT       ACCOUNT       ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units                       $535,946,820  $251,871,731  $1,552,007,990  $354,234,434  $358,852,074  $32,036,377
---------------------------------------
Annuity reserves                            1,666,670       839,047      15,948,964       591,808     1,268,810      102,206
---------------------------------------  ------------  ------------  --------------  ------------  ------------  -----------
---------------------------------------
                                          537,613,490   252,710,778   1,567,956,954   354,826,242   360,120,884   32,138,583
Accumulated net investment income
  (loss)                                   16,292,020    81,067,677     504,470,847    27,627,063   226,415,207   55,327,301
---------------------------------------
Accumulated net realized gain (loss) on
  investments                               1,238,630     3,046,874      26,876,388    12,210,943    11,425,341           --
---------------------------------------
Net unrealized appreciation on
  investments                             245,173,244    98,664,778   1,392,208,845    66,432,028   249,233,050           --
---------------------------------------  ------------  ------------  --------------  ------------  ------------  -----------
---------------------------------------
                                         $800,317,384  $435,490,107  $3,491,513,034  $461,096,276  $847,194,482  $87,465,884
---------------------------------------  ------------  ------------  --------------  ------------  ------------  -----------
                                         ------------  ------------  --------------  ------------  ------------  -----------


                                         AWARENESS       OPPORTUNITIES
                                         ACCOUNT         ACCOUNT
---------------------------------------
Unit Transactions:
Accumulation units                       $  748,397,217  $383,010,847
---------------------------------------
Annuity reserves                              1,743,548       609,475
---------------------------------------  --------------  ------------
---------------------------------------
                                            750,140,765   383,620,322
Accumulated net investment income
  (loss)                                     72,287,389   180,676,285
---------------------------------------
Accumulated net realized gain (loss) on
  investments                                 4,477,485    37,997,658
---------------------------------------
Net unrealized appreciation on
  investments                               418,866,632   235,867,982
---------------------------------------  --------------  ------------
---------------------------------------
                                         $1,245,772,271  $838,162,247
---------------------------------------  --------------  ------------
                                         --------------  ------------

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS CONTINUED
4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

                                         YEAR ENDED                    YEAR ENDED
                                         ----------------------------------------------------------
                                         DECEMBER 31, 1997             DECEMBER 31, 1996
                                         UNITS         AMOUNT          UNITS         AMOUNT
---------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH ACCOUNT
Accumulation Units:
Contract purchases                         78,002,840  $  121,767,920    98,305,494  $  128,159,029
---------------------------------------
Terminated contracts and transfers to
    annuity reserves                      (51,130,371)    (80,454,253)  (40,474,949)    (53,011,052)
---------------------------------------  ------------  --------------  ------------  --------------
---------------------------------------
                                           26,872,469      41,313,667    57,830,545      75,147,977
Annuity Reserves:
Transfers from accumulation units and
    between accounts                            6,975          11,855       187,292         246,263
Annuity payments                              (34,725)        (52,883)      (26,469)        (35,009)
Receipt (reimbursement) of mortality
    guarantee
    adjustment                                    208             336          (260)           (355)
---------------------------------------  ------------  --------------  ------------  --------------
                                              (27,542)        (40,692)      160,563         210,899
BOND ACCOUNT
Accumulation Units:
Contract purchases                         16,929,287      75,416,109    19,495,617      81,335,083
---------------------------------------
Terminated contracts and transfers to
    annuity reserves                      (19,453,329)    (86,077,372)  (19,537,780)    (81,314,773)
---------------------------------------  ------------  --------------  ------------  --------------
---------------------------------------
                                           (2,524,042)    (10,661,263)      (42,163)         20,310
Annuity Reserves:
Transfers from accumulation units and
    between accounts                           (3,807)        (16,201)       20,646          72,918
Annuity payments                              (10,322)        (45,383)      (14,803)        (48,134)
Receipt (reimbursement) of mortality
    guarantee
    adjustment                                    260           1,206           (78)           (336)
---------------------------------------  ------------  --------------  ------------  --------------
                                              (13,869)        (60,378)        5,765          24,448
CAPITAL APPRECIATION ACCOUNT
Accumulation Units:
Contract purchases                         94,806,791     169,229,394    98,616,139     141,597,465
---------------------------------------
Terminated contracts and transfers to
    annuity reserves                      (34,148,668)    (64,259,997)  (23,013,157)    (33,832,749)
---------------------------------------  ------------  --------------  ------------  --------------
---------------------------------------
                                           60,658,123     104,969,397    75,602,982     107,764,716
Annuity Reserves:
Transfers from accumulation units and
    between accounts                          138,925         229,233       252,282         358,307
Annuity payments                              (53,115)        (92,786)      (33,426)        (45,539)
Receipt of mortality guarantee
    adjustment                                    266             482          (169)           (252)
---------------------------------------  ------------  --------------  ------------  --------------
                                               86,076         136,929       218,687         312,516
DELAWARE EMERGING GROWTH SERIES
Accumulation Units:
Contract purchases                         44,648,765      49,459,951    30,391,549      30,078,694
---------------------------------------
Terminated contracts and transfers to
    annuity reserves                      (21,599,335)    (23,894,814)   (6,883,462)     (6,729,355)
---------------------------------------  ------------  --------------  ------------  --------------
---------------------------------------
                                           23,049,430      25,565,137    23,508,087      23,349,339
Annuity Reserves:
Transfers from accumulation units and
    between accounts                               --              --            --              --
Annuity payments                                   --              --            --              --
Receipt of mortality guarantee
    adjustment                                     --              --            --              --
---------------------------------------  ------------  --------------  ------------  --------------
                                                   --              --            --              --

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS CONTINUED
4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS CONTINUED

                                         YEAR ENDED                    YEAR ENDED
---------------------------------------------------------------------------------------------------
                                         DECEMBER 31, 1997             DECEMBER 31, 1996
                                         UNITS         AMOUNT          UNITS         AMOUNT
---------------------------------------------------------------------------------------------------
DELAWARE EQUITY/INCOME SERIES
Accumulation Units:
Contract purchases                         63,329,518      86,279,609    13,194,259      13,803,232
---------------------------------------
Terminated contracts and transfers to
    annuity reserves                      (11,448,700)    (16,269,211)   (1,022,753)     (1,086,940)
---------------------------------------  ------------  --------------  ------------  --------------
---------------------------------------
                                           51,880,818      70,010,398    12,171,506      12,716,292
Annuity Reserves:
Transfers from accumulation units and
    between accounts                          419,174         561,795        49,346          54,319
Annuity payments                              (17,670)        (39,841)       (1,027)         (1,108)
Receipt of mortality guarantee
    adjustment                                    533             758             0               0
---------------------------------------  ------------  --------------  ------------  --------------
                                              402,037         522,712        48,319          53,211
DELAWARE GLOBAL BOND SERIES
Accumulation Units:
Contract purchases                         11,055,192      11,820,716     8,540,427       8,841,232
---------------------------------------
Terminated contracts and transfers to
    annuity reserves                       (7,482,823)     (7,984,605)     (935,839)       (911,425)
---------------------------------------  ------------  --------------  ------------  --------------
---------------------------------------
                                            3,572,369       3,836,111     7,604,588       7,929,807
Annuity Reserves:
Transfers from accumulation units and
    between accounts                                                0         9,011           9,537
Annuity payments                                 (687)           (755)         (177)           (257)
Receipt (reimbursement) of mortality
    guarantee
    adjustment                                     58              64           (36)            (39)
---------------------------------------  ------------  --------------  ------------  --------------
                                                 (629)           (691)        8,798           9,241
EQUITY-INCOME ACCOUNT
Accumulation Units:
Contract purchases                        148,013,646     291,732,249   140,613,459     214,658,603
---------------------------------------
Terminated contracts and transfers to
    annuity reserves                      (51,494,858)   (106,299,468)  (37,898,146)    (60,482,903)
---------------------------------------  ------------  --------------  ------------  --------------
---------------------------------------
                                           96,518,788     185,432,781   102,715,313     154,175,700
Annuity Reserves:
Transfers from accumulation units and
    between accounts                          347,399         651,161       636,113         968,086
Annuity payments                             (186,468)       (354,641)     (168,185)       (254,362)
Receipt of mortality guarantee
    adjustment                                    574           1,204             7              11
---------------------------------------  ------------  --------------  ------------  --------------
                                              161,505         297,724       467,935         713,735
GLOBAL ASSET ALLOCATION ACCOUNT
Accumulation Units:
Contract purchases                         43,648,559     113,967,396    36,839,595      78,403,293
---------------------------------------
Terminated contracts and transfers to
    annuity reserves                      (23,852,183)    (63,439,313)  (23,604,273)    (50,316,084)
---------------------------------------  ------------  --------------  ------------  --------------
---------------------------------------
                                           19,796,376      50,528,083    13,235,322      28,087,209
Annuity Reserves:
Transfers from accumulation units and
    between accounts                          116,384         304,669        (5,442)        (10,658)
Annuity payments                              (43,608)       (111,483)      (42,349)        (90,846)
Receipt (reimbursement) of mortality
    guarantee adjustment                          865           2,306          (160)           (361)
---------------------------------------  ------------  --------------  ------------  --------------
                                               73,641         195,492       (47,951)       (101,865)

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS CONTINUED
4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS CONTINUED

                                         YEAR ENDED                    YEAR ENDED
---------------------------------------------------------------------------------------------------
                                         DECEMBER 31, 1997             DECEMBER 31, 1996
                                         UNITS         AMOUNT          UNITS         AMOUNT
---------------------------------------------------------------------------------------------------
GROWTH AND INCOME ACCOUNT
Accumulation Units:
Contract purchases                         83,798,971     747,652,912    94,595,773     650,786,764
---------------------------------------
Terminated contracts and transfers to
    annuity reserves                      (55,049,623)   (497,930,628)  (56,557,630)   (394,499,393)
---------------------------------------  ------------  --------------  ------------  --------------
---------------------------------------
                                           28,749,348     249,722,284    38,038,143     256,287,371
Annuity Reserves:
Transfers from accumulation units and
    between accounts                          478,419       4,399,621       510,180       3,004,447
Annuity payments                             (323,198)     (2,844,717)     (339,756)     (1,883,645)
Receipt of mortality guarantee
    adjustment                                 15,141         142,298         8,746          64,026
---------------------------------------  ------------  --------------  ------------  --------------
                                              170,362       1,697,202       179,170       1,184,828
INTERNATIONAL ACCOUNT
Accumulation Units:
Contract purchases                         97,406,729     158,472,222   112,601,196     163,360,279
---------------------------------------
Terminated contracts and transfers to
    annuity reserves                      (96,731,431)   (157,730,517)  (80,079,799)   (117,493,077)
---------------------------------------  ------------  --------------  ------------  --------------
---------------------------------------
                                              675,298         741,705    32,521,397      45,867,202
Annuity Reserves:
Transfers from accumulation units and
    between accounts                           40,514          62,938       282,552         399,875
Annuity payments                              (79,562)       (125,126)      (95,015)       (137,742)
Receipt (reimbursement) of mortality
    guarantee
    adjustment                                  1,121           1,721           (56)            (81)
---------------------------------------  ------------  --------------  ------------  --------------
                                              (37,927)        (60,467)      187,481         262,052
MANAGED ACCOUNT
Accumulation Units:
Contract purchases                         29,884,020     131,576,753    35,504,608     129,898,876
---------------------------------------
Terminated contracts and transfers to
    annuity reserves                      (28,660,099)   (125,696,264)  (30,307,976)   (111,630,287)
---------------------------------------  ------------  --------------  ------------  --------------
---------------------------------------
                                            1,223,921       5,880,489     5,196,632      18,268,589
Annuity Reserves:
Transfers from accumulation units and
    between accounts                           78,381         364,128        96,225         352,325
Annuity payments                              (76,380)       (356,231)      (81,051)       (297,057)
Receipt of mortality guarantee
    adjustment                                   (948)         (4,393)       (7,523)        (29,092)
---------------------------------------  ------------  --------------  ------------  --------------
                                                1,053           3,504         7,651          26,176
MONEY MARKET ACCOUNT
Accumulation Units:
Contract purchases                         66,162,439     160,091,004    63,610,822     143,349,355
---------------------------------------
Terminated contracts and transfers to
    annuity reserves                      (70,044,121)   (169,385,979)  (58,757,847)   (132,358,398)
---------------------------------------  ------------  --------------  ------------  --------------
---------------------------------------
                                           (3,881,682)     (9,294,975)    4,852,975      10,990,957
Annuity Reserves:
Transfers from accumulation units and
    between accounts                            7,761          18,708        60,600           8,458
Annuity payments                              (19,581)        (46,466)      (90,926)        (80,073)
Reimbursement of mortality guarantee
    adjustment                                    252             609           354             821
---------------------------------------  ------------  --------------  ------------  --------------
                                              (11,568)        (27,149)      (29,972)        (70,794)

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS CONTINUED
4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS CONTINUED

                                         YEAR ENDED                    YEAR ENDED
---------------------------------------------------------------------------------------------------
                                         DECEMBER 31, 1997             DECEMBER 31, 1996
                                         UNITS         AMOUNT          UNITS         AMOUNT
---------------------------------------------------------------------------------------------------
SOCIAL AWARENESS ACCOUNT
Accumulation Units:
Contract purchases                        116,822,936     515,505,656    94,393,886     308,894,873
---------------------------------------
Terminated contracts and transfers to
    annuity reserves                      (41,297,975)   (191,229,425)  (24,955,052)    (83,338,067)
---------------------------------------  ------------  --------------  ------------  --------------
---------------------------------------
                                           75,524,961     324,276,231    69,438,834     225,556,806
Annuity Reserves:
Transfers from accumulation units and
    between accounts                          245,103       1,042,822       243,625         805,720
Annuity payments                              (47,144)       (221,176)      (29,485)        (93,573)
Receipt of mortality guarantee
    adjustment                                   (541)         (2,607)          232             823
---------------------------------------  ------------  --------------  ------------  --------------
                                              197,418         819,039       214,372         712,970
SPECIAL OPPORTUNITIES ACCOUNT
Accumulation Units:
Contract purchases                         27,528,360     207,693,807    33,491,123     193,907,939
---------------------------------------
Terminated contracts and transfers to
    annuity reserves                      (23,658,971)   (174,636,099)  (24,879,192)   (141,723,304)
---------------------------------------  ------------  --------------  ------------  --------------
---------------------------------------
                                            3,869,389      33,057,708     8,611,931      52,184,635
Annuity Reserves:
Transfers from accumulation units and
    between accounts                           16,851         122,454        64,182         383,208
Annuity payments                              (17,468)       (130,953)      (15,361)        (91,944)
Receipt (reimbursement) of mortality
    guarantee
    adjustment                                   (325)         (2,591)       (1,335)         (8,459)
---------------------------------------  ------------  --------------  ------------  --------------
                                                 (942)        (11,090)       47,486         282,805

Net increase from unit transactions                    $1,078,849,888                $1,021,967,132
                                                       --------------                --------------
                                                       --------------                --------------

5. PURCHASES AND SALES OF SECURITIES

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 1996.

                                         AGGREGATE       AGGREGATE
                                         COST OF         PROCEEDS
                                         PURCHASES       FROM SALES
---------------------------------------------------------------------
Aggressive Growth Account                $   58,843,415  $  8,810,278
Bond Account                                 29,568,626    26,421,791
Capital Appreciation Account                115,710,320     2,416,893
Delaware Emerging Growth Account             31,578,512     6,016,238
Delaware Equity/Income Account               74,096,287     1,755,451
Delaware Global Bond Account                  9,050,116     4,747,538
Equity-Income Account                       199,002,879     1,116,564
Global Asset Allocation Account              84,015,034     2,593,701
Growth and Income Account                   371,927,469    20,288,417
International Account                        62,203,083    43,024,731
Managed Account                              65,238,488    23,868,218
Money Market Account                         74,513,188    75,918,140
Social Awareness Account                    361,412,606     2,906,076
Special Opportunities Account               129,418,873    47,647,789
---------------------------------------  --------------  ------------
                                         $1,666,578,896  $267,531,825
---------------------------------------  --------------  ------------
                                         --------------  ------------

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS CONTINUED

6. DAILY VALUATION CALCULATIONS

Effective October 1996, the daily unit value calculation process was transferred from the Company to the Delaware Group, an affiliate of the Company. Costs associated with the calculation of the unit value are paid by the Company.

7. CHANGE IN MANAGEMENT

Effective August 29, 1996, Clay Finlay Inc., Subadvisor of the Lincoln National International Fund Inc., accepted an offer to sell their ownership interest in the firm to United Asset Management, a New York Stock Exchange ("NYSE") listed company. In October 1996, variable contractholders, via proxy solicitation, instructed the Company to vote to retain Clay Finlay as the Subadvisor of the Lincoln National International Fund.

The shares were voted as follows:

    -  91.56% for retaining Clay Finlay,

    -  3.26% against retaining Clay Finlay,

    -  5.18% abstained

8. ADDITIONAL INVESTMENT OPTIONS

Effective May 1996, three investment options were added to the Variable Account. The options include the Delaware Group Premium Funds, Inc. which consist of the Equity/Income Series, Emerging Growth Series and the Global Bond Series.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of The Lincoln National Life Insurance Company and Contract Owners of Lincoln National Variable Annuity Account C

We have audited the accompanying statement of assets and liability of Lincoln National Variable Annuity Account C (Variable Account) as of December 31, 1997, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln National Variable Annuity Account C at December 31, 1997, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                                   [SIG]

Fort Wayne, Indiana
April 6, 1998

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS

                                                                                      DECEMBER 31
                                                                                      1997       1996
                                                                                      ---------  ---------
                                                                                      (IN MILLIONS)
                                                                                      --------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                                                 $18,560.7  $19,389.6
------------------------------------------------------------------------------------
Preferred stocks                                                                          257.3      239.7
------------------------------------------------------------------------------------
Unaffiliated common stocks                                                                436.0      358.3
------------------------------------------------------------------------------------
Affiliated common stocks                                                                  412.1      241.5
------------------------------------------------------------------------------------
Mortgage loans on real estate                                                           3,012.7    2,976.7
------------------------------------------------------------------------------------
Real estate                                                                               584.4      621.3
------------------------------------------------------------------------------------
Policy loans                                                                              660.5      626.5
------------------------------------------------------------------------------------
Other investments                                                                         335.5      282.7
------------------------------------------------------------------------------------
Cash and short-term investments                                                         2,133.0      759.2
------------------------------------------------------------------------------------  ---------  ---------
Total cash and investments                                                             26,392.2   25,495.5
------------------------------------------------------------------------------------

Premiums and fees in course of collection                                                  42.4       60.9
------------------------------------------------------------------------------------
Accrued investment income                                                                 343.5      343.6
------------------------------------------------------------------------------------
Funds withheld by ceding companies                                                         44.1       25.8
------------------------------------------------------------------------------------
Other admitted assets                                                                     216.0      355.7
------------------------------------------------------------------------------------
Separate account assets                                                                31,330.9   23,735.1
------------------------------------------------------------------------------------  ---------  ---------
Total admitted assets                                                                 $58,369.1  $50,016.6
------------------------------------------------------------------------------------  ---------  ---------
                                                                                      ---------  ---------

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                                                     $ 5,872.9  $ 5,954.0
------------------------------------------------------------------------------------
Other policyholder funds                                                               16,360.1   17,262.4
------------------------------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee                               878.2      250.2
------------------------------------------------------------------------------------
Funds held under reinsurance treaties                                                     720.4      564.6
------------------------------------------------------------------------------------
Asset valuation reserve                                                                   450.0      375.5
------------------------------------------------------------------------------------
Interest maintenance reserve                                                              135.4       76.7
------------------------------------------------------------------------------------
Other liabilities                                                                         413.9      490.9
------------------------------------------------------------------------------------
Federal income taxes                                                                        0.8        4.3
------------------------------------------------------------------------------------
Net transfers due from separate accounts                                                 (761.9)    (659.7)
------------------------------------------------------------------------------------
Separate account liabilities                                                           31,330.9   23,735.1
------------------------------------------------------------------------------------  ---------  ---------
Total liabilities                                                                      55,400.7   48,054.0
------------------------------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding shares -- 10 million (owned by Lincoln National
  Corporation)                                                                             25.0       25.0
------------------------------------------------------------------------------------
Paid-in surplus                                                                         1,821.8      883.4
------------------------------------------------------------------------------------
Unassigned surplus                                                                      1,121.6    1,054.2
------------------------------------------------------------------------------------  ---------  ---------
Total capital and surplus                                                               2,968.4    1,962.6
------------------------------------------------------------------------------------  ---------  ---------
Total liabilities and capital and surplus                                             $58,369.1  $50,016.6
------------------------------------------------------------------------------------  ---------  ---------
                                                                                      ---------  ---------

See accompanying notes.                                                      S-1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF INCOME -- STATUTORY BASIS

                                                                               YEAR ENDED DECEMBER 31
                                                                               1997       1996       1995
                                                                               ---------  ---------  ---------
                                                                               (IN MILLIONS)
                                                                               -------------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                                          $ 5,589.0  $ 7,268.5  $ 4,899.1
-----------------------------------------------------------------------------
Net investment income                                                            1,847.1    1,756.3    1,772.2
-----------------------------------------------------------------------------
Amortization of interest maintenance reserve                                        41.5       27.2       34.0
-----------------------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded                             99.7       90.9       98.3
-----------------------------------------------------------------------------
Expense charges on deposit funds                                                   119.3      100.7       83.2
-----------------------------------------------------------------------------
Other income                                                                        21.3       16.8       14.5
-----------------------------------------------------------------------------  ---------  ---------  ---------
Total revenues                                                                   7,717.9    9,260.4    6,901.3
-----------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                                 4,522.1    5,989.9    4,184.0
-----------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                          2,728.4    2,878.5    2,345.7
-----------------------------------------------------------------------------  ---------  ---------  ---------
Total benefits and expenses                                                      7,250.5    8,868.4    6,529.7
-----------------------------------------------------------------------------  ---------  ---------  ---------
Gain from operations before dividends to policyholders, income taxes and net
realized gain on investments                                                       467.4      392.0      371.6
-----------------------------------------------------------------------------
Dividends to policyholders                                                          27.5       27.3       27.3
-----------------------------------------------------------------------------  ---------  ---------  ---------
Gain from operations before federal income taxes and net realized gain on
investments                                                                        439.9      364.7      344.3
-----------------------------------------------------------------------------
Federal income taxes                                                                78.3       83.6      103.7
-----------------------------------------------------------------------------  ---------  ---------  ---------
Gain from operations before net realized gain on investments                       361.6      281.1      240.6
-----------------------------------------------------------------------------
Net realized gain on investments, net of income tax expense and excluding net
transfers to the interest maintenance reserve                                       31.3       53.3       43.9
-----------------------------------------------------------------------------  ---------  ---------  ---------
Net income                                                                     $   392.9  $   334.4  $   284.5
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                               ---------  ---------  ---------

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                                               YEAR ENDED DECEMBER 31
                                                                               1997       1996       1995
                                                                               ---------  ---------  ---------
                                                                               (IN MILLIONS)
                                                                               -------------------------------
Capital and surplus at beginning of year                                       $ 1,962.6  $ 1,732.9  $ 1,679.6
-----------------------------------------------------------------------------
Correction of prior years' asset valuation reserve (Note 15)                       (37.6)        --         --
-----------------------------------------------------------------------------
Correction of prior year's admitted assets (Note 15)                               (57.0)        --         --
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                                 1,868.0    1,732.9    1,679.6
CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income                                                                         392.9      334.4      284.5
-----------------------------------------------------------------------------
Difference in cost and admitted investment amounts                                 (36.2)      38.6      143.2
-----------------------------------------------------------------------------
Nonadmitted assets                                                                  (0.4)      (3.0)       2.9
-----------------------------------------------------------------------------
Regulatory liability for reinsurance                                                (3.9)       0.6       (2.0)
-----------------------------------------------------------------------------
Life policy reserve valuation basis                                                 (0.9)      (0.4)       2.9
-----------------------------------------------------------------------------
Asset valuation reserve                                                            (36.9)    (105.5)    (112.5)
-----------------------------------------------------------------------------
Mortgage loan, real estate and other investment reserves                              --         --        2.2
-----------------------------------------------------------------------------
Paid-in surplus, including contribution of common stock of affiliated
company in 1997                                                                    938.4      100.0       15.1
-----------------------------------------------------------------------------
Separate account receivable due to change in valuation                              (2.6)        --       27.0
-----------------------------------------------------------------------------
Dividends to shareholder                                                          (150.0)    (135.0)    (310.0)
-----------------------------------------------------------------------------  ---------  ---------  ---------
Capital and surplus at end of year                                             $ 2,968.4  $ 1,962.6  $ 1,732.9
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                               ---------  ---------  ---------

See accompanying notes.                                                      S-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                                         YEAR ENDED DECEMBER 31
                                                                         1997        1996        1995
                                                                         ----------  ----------  ----------
                                                                         (IN MILLIONS)
                                                                         ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received              $  6,364.3  $  8,059.4  $  5,430.9
-----------------------------------------------------------------------
Allowances and reserve adjustments paid on reinsurance ceded                 (649.2)     (767.5)     (383.6)
-----------------------------------------------------------------------
Investment income received                                                  1,798.8     1,700.6     1,713.2
-----------------------------------------------------------------------
Benefits paid                                                              (5,345.2)   (4,050.4)   (3,239.6)
-----------------------------------------------------------------------
Insurance expenses paid                                                    (2,867.5)   (2,972.2)   (2,513.5)
-----------------------------------------------------------------------
Federal income taxes recovered (paid)                                         (87.0)      (72.3)       38.4
-----------------------------------------------------------------------
Dividends to policyholders                                                    (28.4)      (27.7)      (16.5)
-----------------------------------------------------------------------
Other income received and expenses paid, net                                  (42.7)        6.3        14.4
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) operating activities                          (856.9)    1,876.2     1,043.7
-----------------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                                 12,142.6    12,542.0    13,183.9
-----------------------------------------------------------------------
Purchase of investments                                                   (10,345.0)  (14,175.4)  (14,049.6)
-----------------------------------------------------------------------
Other sources (uses)                                                          563.1      (266.5)      (64.0)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) investing activities                         2,360.7    (1,899.9)     (929.7)
-----------------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                                  --       100.0        15.1
-----------------------------------------------------------------------
Proceeds from borrowings from shareholder                                     120.0       100.0        63.0
-----------------------------------------------------------------------
Repayment of borrowings from shareholder                                     (100.0)      (63.0)      (63.0)
-----------------------------------------------------------------------
Dividends paid to shareholder                                                (150.0)     (135.0)     (310.0)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) financing activities                          (130.0)        2.0      (294.9)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net increase (decrease) in cash and short-term investments                  1,373.8       (21.7)     (180.9)
-----------------------------------------------------------------------
Cash and short-term investments at beginning of year                          759.2       780.9       961.8
-----------------------------------------------------------------------  ----------  ----------  ----------
Cash and short-term investments at end of year                           $  2,133.0  $    759.2  $    780.9
-----------------------------------------------------------------------  ----------  ----------  ----------
                                                                         ----------  ----------  ----------

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

    ORGANIZATION AND OPERATIONS
    The Lincoln National Life Insurance Company ("Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 1997, the Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn"), Lincoln National Health & Casualty Insurance Company ("LNH&C"), Lincoln National Reassurance Company ("LNRAC") and Lincoln Life & Annuity Company of New York ("LLANY").

    The Company's principal businesses consist of underwriting annuities, deposit-type contracts and life and health insurance through multiple distribution channels and the reinsurance of individual and group life and health business. The Company is licensed and sells its products in 49 states, Canada and several U.S. territories.

    USE OF ESTIMATES
    The nature of the insurance and investment management businesses requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from those estimates.

    BASIS OF PRESENTATION
    The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Department"), which practices differ from generally accepted accounting principles ("GAAP"). The more significant variances from GAAP are as follows:

    INVESTMENTS
    Bonds are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

    Investments in real estate are reported net of related obligations rather than on a gross basis.

    Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

    Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the Interest Maintenance Reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by an NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in the income statement on a pre-tax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

    SUBSIDIARIES
    The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's subsidiaries are carried at their statutory basis net equity and presented in the balance sheet as affiliated common stocks.

    POLICY ACQUISITION COSTS
    The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

    NONADMITTED ASSETS
    Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

    PREMIUMS
    Premiums and deposits with respect to universal life policies and annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

    BENEFIT RESERVES
    Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

    Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of income; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

    REINSURANCE
    Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, all assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

    A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

    Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs.

    Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting whereas such contracts would be accounted for using deposit accounting under GAAP.

    INCOME TAXES
    Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

    POLICYHOLDER DIVIDENDS
    Policyholder dividends are recognized when declared rather than over the term of the related policies.

    STATEMENTS OF CASH FLOWS
    Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    A reconciliation of the Company's net income and capital and surplus determined on a statutory accounting basis with amounts determined in accordance with GAAP is as follows:

                                               CAPITAL AND SURPLUS   NET INCOME
                                               -----------------------------------------------------

                                               DECEMBER 31           YEAR ENDED DECEMBER 31
                                               1997       1996       1997       1996       1995
                                               -----------------------------------------------------
                                               (IN MILLIONS)
                                               -----------------------------------------------------
Amounts reported on a statutory basis          $ 2,968.4  $ 1,962.6  $   392.9  $   334.4  $   284.5
---------------------------------------------
GAAP adjustments:
  Deferred policy acquisition costs and
    present value of future profits                958.3    1,119.1      (98.9)      66.7      (63.0)
   ------------------------------------------
  Policy and contract reserves                  (1,672.9)  (1,405.3)     (48.6)     (57.1)     (55.3)
   ------------------------------------------
  Interest maintenance reserve                     135.4       76.7       58.7      (39.7)      60.9
   ------------------------------------------
  Deferred income taxes                            (13.0)     (27.4)      70.3        1.8       38.3
   ------------------------------------------
  Policyholders' share of earnings and
    surplus on participating business              (79.8)     (81.9)       5.3        (.3)        .2
   ------------------------------------------
  Asset valuation reserve                          450.0      375.5         --         --         --
   ------------------------------------------
  Net realized gain (loss) on investments          (91.5)     (72.0)     (20.4)      78.7       30.0
   ------------------------------------------
  Unrealized gain on investments                 1,245.5      825.2         --         --         --
   ------------------------------------------
  Nonadmitted assets, including nonadmitted
    investments                                     61.0       (7.1)        --         --         --
   ------------------------------------------
  Investments in subsidiary companies              188.8      156.6      (80.5)      29.9       34.3
   ------------------------------------------
  Other, net                                      (162.5)     (99.0)     (35.0)     (82.6)      (7.3)
   ------------------------------------------  ---------  ---------  ---------  ---------  ---------
Net increase (decrease)                          1,019.3      860.4     (149.1)      (2.6)      38.1
---------------------------------------------  ---------  ---------  ---------  ---------  ---------
Amounts on a GAAP basis                        $ 3,987.7  $ 2,823.0  $   243.8  $   331.8  $   322.6
---------------------------------------------  ---------  ---------  ---------  ---------  ---------
                                               ---------  ---------  ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    Other significant accounting practices are as follows:

    INVESTMENTS
    The discount or premium on bonds is amortized using the interest method. For mortgage-backed bonds, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

    Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

    Preferred stocks are reported at cost or amortized cost.

    Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

    Policy loans are reported at unpaid balances.

    The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items through the IMR. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The premiums paid for interest rate caps and swaptions are deferred and amoritized to net investment income on a straight-line basis over the term of the respective derivative.

    Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations, increased liabilities associated with certain reinsurance agreements and foreign exchange risk. Moreover, the derivatives used are designated as a hedge and reduce the indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items have been sold, terminated or matured, the change in value of the derivatives is included in net income.

    Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. Real estate is reported at depreciated cost.

    Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

    LOANED SECURITIES
    Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the amount to be paid to reacquire the security. It is the Company's policy to take possession of securities with a market value at least equal to the value of the securities loaned. Securities loaned are recorded at amortized cost as long as the value of the related collateral is sufficient. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

    GOODWILL
    Goodwill, which represents the excess of the ceding commission over statutory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    PREMIUMS
    Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

    BENEFITS
    Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenerios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

    The tabular interest, tabular less actual reserve released and the tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

    Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

    CLAIMS AND CLAIM ADJUSTMENT EXPENSES
    Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

    REINSURANCE CEDED AND ASSUMED
    Reinsurance premiums and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on funds withheld are reported in net investment income.

    PENSION BENEFITS
    Costs associated with the Company's defined benefit pension plans is systematically accrued during the expected period of active service of the covered employees.

    INCOME TAXES
    The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

    STOCK OPTIONS
    The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other
                                                                             S-9

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    measurement date, over the amount an employee must pay to acquire the stock.

    ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE
    ACCOUNTS
    These assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension and variable life and annuity contractholders. The fees received by the Company for administrative and contractholder maintenance services performed for these separate accounts are included in the Company's statements of income.

2.  PERMITTED STATUTORY ACCOUNTING PRACTICES
    The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Department. "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the NAIC. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future. The NAIC currently is in the process of recodifying statutory accounting practices ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification, which is expected to be approved by the NAIC in 1998, will require adoption by the various states before it becomes the prescribed statutory-basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of Indiana must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Department. At this time, it is unclear whether Indiana will adopt Codification. However, based on the current draft guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

    The Company has received written approval from the Department to record surrender charges applicable to separate account liabilities for variable life and annuity products as a liability in the separate account financial statements payable to the Company's general account. In the accompanying financial statements, a corresponding receivable is recorded with the related income impact recorded in the accompanying statement of operations as a change in reserves or change in premium and other deposit funds.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS
    The major categories of net investment income are as follows:

                                                                     YEAR ENDED DECEMBER 31
                                                                     1997       1996       1995
                                                                     -------------------------------
                                                                     (IN MILLIONS)
                                                                     -------------------------------
Income:
  Bonds                                                              $ 1,524.4  $ 1,442.2  $ 1,457.4
   ----------------------------------------------------------------
  Preferred stocks                                                        23.5        9.6        6.4
   ----------------------------------------------------------------
  Unaffiliated common stocks                                               8.3        6.5        5.2
   ----------------------------------------------------------------
  Affiliated common stocks                                                15.0        9.5       12.6
   ----------------------------------------------------------------
  Mortgage loans on real estate                                          257.2      269.3      252.0
   ----------------------------------------------------------------
  Real estate                                                             92.2      114.4      110.0
   ----------------------------------------------------------------
  Policy loans                                                            37.5       35.0       32.1
   ----------------------------------------------------------------
  Other investments                                                       28.2       22.4       62.6
   ----------------------------------------------------------------
  Cash and short-term investments                                         70.3       48.9       53.2
   ----------------------------------------------------------------  ---------  ---------  ---------
Total investment income                                                2,056.6    1,957.8    1,991.5
-------------------------------------------------------------------
Expenses:
  Depreciation                                                            21.0       25.0       25.9
   ----------------------------------------------------------------
  Other                                                                  188.5      176.5      193.4
   ----------------------------------------------------------------  ---------  ---------  ---------
Total investment expenses                                                209.5      201.5      219.3
-------------------------------------------------------------------  ---------  ---------  ---------
Net investment income                                                $ 1,847.1  $ 1,756.3  $ 1,772.2
-------------------------------------------------------------------  ---------  ---------  ---------
                                                                     ---------  ---------  ---------

    Nonadmitted accrued investment income at December 31, 1997 and 1996 amounted to $2,600,000 and $2,500,000, respectively, consisting principally of interest on bonds in default and mortgage loans.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                     COST OR    GROSS        GROSS
                                                     AMORTIZED  UNREALIZED   UNREALIZED   FAIR
                                                     COST       GAINS        LOSSES       VALUE
                                                     ----------------------------------------------
                                                     (IN MILLIONS)
                                                     ----------------------------------------------
At December 31, 1997:
  Corporate                                          $13,003.8   $   942.2    $    60.1   $13,885.9
   ------------------------------------------------
  U.S. government                                        436.3        67.9           --       504.2
   ------------------------------------------------
  Foreign government                                   1,202.1       104.9          5.4     1,301.6
   ------------------------------------------------
  Mortgage-backed                                      3,874.3       215.2         27.1     4,062.4
   ------------------------------------------------
  State and municipal                                     44.2          .3           --        44.5
   ------------------------------------------------  ---------  -----------  -----------  ---------
                                                     $18,560.7   $ 1,330.5    $    92.6   $19,798.6
                                                     ---------  -----------  -----------  ---------
                                                     ---------  -----------  -----------  ---------

At December 31, 1996:
  Corporate                                          $12,548.1   $   586.5    $    66.6   $13,068.0
   ------------------------------------------------
  U.S. government                                      1,088.7        43.2         18.0     1,113.9
   ------------------------------------------------
  Foreign government                                   1,234.0       105.1          1.4     1,337.7
   ------------------------------------------------
  Mortgage-backed                                      4,478.4       183.3         27.4     4,634.3
   ------------------------------------------------
  State and municipal                                     40.4          .1           --        40.5
   ------------------------------------------------  ---------  -----------  -----------  ---------
                                                     $19,389.6   $   918.2    $   113.4   $20,194.4
                                                     ---------  -----------  -----------  ---------
                                                     ---------  -----------  -----------  ---------

    The carrying amount of bonds in the balance sheets at December 31, 1997 and 1996 reflects NAIC adjustments of
    $5,500,000 and $2,700,000, respectively, to decrease amortized cost.

    Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 1997, by contractual maturity, is as follows:

                                                                               COST OR
                                                                               AMORTIZED  FAIR
                                                                               COST       VALUE
                                                                               --------------------
                                                                               (IN MILLIONS)
                                                                               --------------------
Maturity:
  In 1998                                                                      $   490.1  $   494.9
   --------------------------------------------------------------------------
  In 1999-2002                                                                   3,088.7    3,185.4
   --------------------------------------------------------------------------
  In 2003-2007                                                                   4,762.7    4,971.0
   --------------------------------------------------------------------------
  After 2007                                                                     6,344.9    7,084.9
   --------------------------------------------------------------------------
  Mortgage-backed securities                                                     3,874.3    4,062.4
   --------------------------------------------------------------------------  ---------  ---------
Total                                                                          $18,560.7  $19,798.6
-----------------------------------------------------------------------------  ---------  ---------
                                                                               ---------  ---------

    The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    At December 31, 1997, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location.

    Proceeds from sales of investments in bonds during 1997, 1996 and 1995 were $9,715,000,000, $10,996,900,000 and
    $12,234,100,000, respectively. Gross gains during 1997, 1996 and 1995 of $218,100,000, $169,700,000 and $225,600,000,
    respectively, and gross losses of $78,000,000, $177,000,000 and $83,100,000, respectively, were realized on those sales.

    At December 31, 1997 and 1996, investments in bonds, with an admitted asset value of $76,200,000 and $70,700,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                          COST OR     GROSS        GROSS
                                          AMORTIZED   UNREALIZED   UNREALIZED   FAIR
                                          COST        GAINS        LOSSES       VALUE
                                          --------------------------------------------
                                          (IN MILLIONS)
                                          --------------------------------------------
At December 31, 1997:
  Preferred stocks                         $257.3       $12.1        $  .7      $268.7
----------------------------------------
  Unaffiliated common stocks                357.0        98.5         19.5       436.0
----------------------------------------
At December 31, 1996:
  Preferred stocks                         $239.7       $10.5        $ 1.7      $248.5
----------------------------------------
  Unaffiliated common stocks                289.9        84.6         16.2       358.3
----------------------------------------

    The carrying amount of preferred stocks in the balance sheets at December 31, 1997 and 1996 reflects NAIC adjustments of $4,000,000 and $700,000, respectively, to decrease amortized cost.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    During 1997, the minimum and maximum lending rates for mortgage loans were 7.09% and 9.25%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. At December 31, 1997, the Company did not hold any mortgages with interest overdue beyond one year. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

    Realized capital gains are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                          1997       1996       1995
                                                                          -------------------------------
                                                                          (IN MILLIONS)
                                                                          -------------------------------
Realized capital gains                                                    $   209.3  $    69.3  $   186.8
------------------------------------------------------------------------
Less amount transferred to IMR (net of related taxes (credit) of $54.0,
$(6.7) and $51.1 in 1997, 1996 and 1995, respectively)                        100.2      (12.4)      94.8
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                              109.1       81.7       92.0
Less federal income taxes on realized gains                                    77.8       28.4       48.1
------------------------------------------------------------------------  ---------  ---------  ---------
Net realized capital gains                                                $    31.3  $    53.3  $    43.9
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                          ---------  ---------  ---------

4.  SUBSIDIARIES
    Statutory-basis financial information related to the Company's four wholly-owned subsidiaries is summarized as follows (in millions):

                                                             DECEMBER 31, 1997
                                                             --------------------------------------------
                                                             FIRST
                                                             PENN       LNH&C        LNRAC      LLANY
                                                             --------------------------------------------
Cash and invested assets                                     $ 1,154.4   $   284.8   $   399.0  $   796.3
-----------------------------------------------------------
Other assets                                                      36.9        77.3       481.6      130.8
-----------------------------------------------------------  ---------  -----------  ---------  ---------
Total admitted assets                                        $ 1,191.3   $   362.1   $   880.6  $   972.1
-----------------------------------------------------------  ---------  -----------  ---------  ---------
                                                             ---------  -----------  ---------  ---------

Insurance reserves                                           $ 1,072.2   $   266.7   $   279.3  $   588.7
-----------------------------------------------------------
Other liabilities                                                 48.4        21.7       546.4        5.8
-----------------------------------------------------------
Liabilities related to separate accounts                            --          --          --      164.7
-----------------------------------------------------------
Capital and surplus                                               70.7        73.7        54.9      212.9
-----------------------------------------------------------  ---------  -----------  ---------  ---------
Total liabilities and capital and surplus                    $ 1,191.3   $   362.1   $   880.6  $   972.1
-----------------------------------------------------------  ---------  -----------  ---------  ---------
                                                             ---------  -----------  ---------  ---------

                                                              DECEMBER 31, 1997
                                                              ------------------------------------------
                                                              FIRST
                                                              PENN       LNH&C      LNRAC      LLANY
                                                              ------------------------------------------
Revenues                                                      $   267.6  $   135.4  $   125.3  $   230.0
------------------------------------------------------------
Expenses                                                          262.6      244.2      114.6      224.4
------------------------------------------------------------
Net realized gains (losses)                                          .1         .6        (.1)       (.1)
------------------------------------------------------------  ---------  ---------  ---------  ---------
Net income                                                    $     5.1  $  (108.2) $    10.6  $     5.5
------------------------------------------------------------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4.  SUBSIDIARIES (CONTINUED)

                                                             DECEMBER 31, 1996
                                                             ------------------------------------------------
                                                             FIRST
                                                             PENN       LNH&C        LNRAC        LLANY
                                                             ------------------------------------------------
Cash and invested assets                                     $ 1,090.7   $   146.4    $   406.7    $   664.3
-----------------------------------------------------------
Other assets                                                      31.8        17.7        503.1          9.1
-----------------------------------------------------------  ---------  -----------  -----------  -----------
Total admitted assets                                        $ 1,122.5   $   164.1    $   909.8    $   673.4
-----------------------------------------------------------  ---------  -----------  -----------  -----------
                                                             ---------  -----------  -----------  -----------

Insurance reserves                                           $ 1,013.5   $    72.7    $   261.8    $   601.1
-----------------------------------------------------------
Other liabilities                                                 41.3        18.7        597.2         22.1
-----------------------------------------------------------
Capital and surplus                                               67.7        72.7         50.8         50.2
-----------------------------------------------------------  ---------  -----------  -----------  -----------
Total liabilities and capital and surplus                    $ 1,122.5   $   164.1    $   909.8    $   673.4
-----------------------------------------------------------  ---------  -----------  -----------  -----------
                                                             ---------  -----------  -----------  -----------

                                                               DECEMBER 31, 1996
                                                               ------------------------------------------------
                                                               FIRST
                                                               PENN       LNH&C        LNRAC        LLANY
                                                               ------------------------------------------------
Revenues                                                       $   246.5   $   104.9    $   120.8    $   642.7
-------------------------------------------------------------
Expenses                                                           247.1        97.1        114.1        661.3
-------------------------------------------------------------
Net realized gains (losses)                                          (.6)         --           --           --
-------------------------------------------------------------  ---------  -----------  -----------  -----------
Net income (loss)                                              $    (1.2)  $     7.8    $     6.7    $   (18.6)
-------------------------------------------------------------  ---------  -----------  -----------  -----------
                                                               ---------  -----------  -----------  -----------

    The carrying value of affiliated common stocks, representing their statutory-basis net equity, was $412,100,000 and $241,500,000 at December 31, 1997 and 1996, respectively. The cost basis of investments in subsidiaries as of December 31, 1997 and 1996 was $466,200,000 and $194,000,000,
    respectively.

    During 1997 and 1996, the Company's insurance subsidiaries paid dividends of $15,000,000 and $10,500,000, respectively.

5.  FEDERAL INCOME TAXES
    The effective federal income tax rate for financial reporting purposes differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends-received tax deductions, differences in policy acquisition costs and policy and contract liabilities for tax return and financial statement purposes.

    Federal income taxes incurred of $78,300,000, $83,600,000 and $103,700,000 in 1997, 1996 and 1995, respectively, would be subject to recovery in the event that the Company incurs net operating losses within three years of the years for which such taxes were paid.

    Prior to 1984, a portion of the Company's current income was not subject to current income tax, but was accumulated for income tax purposes in a memorandum account designated as "policyholders' surplus." The Company's balance in the "policyholders' surplus" account at December 31, 1983 of $187,000,000 was "frozen" by the Tax Reform Act of 1984 and, accordingly, there have been no additions to the accounts after that date. That portion of current income on which income taxes have been paid will continue to be accumulated in a memorandum account designated as "shareholder's surplus," and is available for dividends to the shareholder without additional payment of tax by the Company. The December 31, 1997 memorandum account balance for "shareholder's surplus"

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

5.  FEDERAL INCOME TAXES (CONTINUED)
    was $1,905,000,000. Should dividends to the shareholder exceed its respective "shareholder's surplus," amounts would need to be transferred from the "policyholders' surplus" and would be subject to federal income tax at that time. Under existing or foreseeable circumstances, the Company neither expects nor intends that distributions will be made that will result in any such tax.

6.  SUPPLEMENTAL FINANCIAL DATA
    The balance sheet caption, "Other Admitted Assets", includes amounts recoverable from other insurers for claims paid by the Company, and the balance sheet caption, "Future Policy Benefits and Claims," has been reduced for insurance ceded as follows:

                                                                                 DECEMBER 31
                                                                                 1997       1996
                                                                                 --------------------
                                                                                 (IN MILLIONS)
                                                                                 --------------------
Insurance ceded                                                                  $ 1,431.0  $ 1,154.5
-------------------------------------------------------------------------------
Amounts recoverable from other insurers                                               35.9       16.0
-------------------------------------------------------------------------------

    Reinsurance transactions included in the income statement caption, "Premiums and Deposits," are as follows:

                                                                          YEAR ENDED DECEMBER 31
                                                                          1997       1996       1995
                                                                          -------------------------------
                                                                          (IN MILLIONS)
                                                                          -------------------------------
Insurance assumed                                                         $   727.2  $   241.3  $   667.7
------------------------------------------------------------------------
Insurance ceded                                                               302.9      193.3      453.1
------------------------------------------------------------------------  ---------  ---------  ---------
Net amount included in premiums                                           $   424.3  $    48.0  $   214.6
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                          ---------  ---------  ---------

    The income statement caption, "Benefits and Settlement
    Expenses," is net of reinsurance recoveries of $1,240,500,000, $787,900,000 and $1,407,000,000 for 1997,
    1996 and 1995, respectively.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

6.  SUPPLEMENTAL FINANCIAL DATA (CONTINUED)
    Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and Fees in Course of Collection," are as follows:

                                                                          DECEMBER 31, 1997
                                                                          -----------------------------------
                                                                                                  NET OF
                                                                          GROSS      LOADING      LOADING
                                                                          -----------------------------------
                                                                          (IN MILLIONS)
                                                                          -----------------------------------
Ordinary new business                                                     $     3.2   $     2.4    $      .8
------------------------------------------------------------------------
Ordinary renewal                                                               17.8         3.2         14.6
------------------------------------------------------------------------
Group life                                                                     10.6          .2         10.4
------------------------------------------------------------------------  ---------         ---        -----
                                                                          $    31.6   $     5.8    $    25.8
                                                                          ---------         ---        -----
                                                                          ---------         ---        -----

                                                                          DECEMBER 31, 1996
                                                                          -----------------------------------
                                                                                                  NET OF
                                                                          GROSS      LOADING      LOADING
                                                                          -----------------------------------
                                                                          (IN MILLIONS)
                                                                          -----------------------------------
Ordinary new business                                                     $     3.9   $     1.9    $     2.0
------------------------------------------------------------------------
Ordinary renewal                                                               35.1         3.0         32.1
------------------------------------------------------------------------
Group life                                                                      9.4         (.1)         9.5
------------------------------------------------------------------------  ---------         ---        -----
                                                                          $    48.4   $     4.8    $    43.6
                                                                          ---------         ---        -----
                                                                          ---------         ---        -----

    The Company has entered into non-exclusive managing general agent agreements with International Benefit Services Corp., HRM Claim Management, Inc. and Pediatrics Insurance Consultants, Inc. to write group life and health business. Direct premiums written related to the agreements amounted to $2,000,000, $2,600,000 and $8,800,000 in 1997 and
    $26,200,000, $3,800,000 and $8,600,000 in 1996,
    respectively. During 1996, LNC Administrative Services Corporation entered into a similar agreement with the Company with direct premiums written amounting to $7,200,000 and 6,200,000 in 1997 and 1996, respectively. Authority granted by the managing general agents agreements include underwriting, claims adjustment and claims payment services.

7.  ANNUITY RESERVES
    At December 31, 1997, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment,

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

7.  ANNUITY RESERVES (CONTINUED)
    subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                  AMOUNT     PERCENT
                                                                                  ----------------------
                                                                                  (IN MILLIONS)
                                                                                  ----------------------
Subject to discretionary withdrawal with adjustment:
  With market value adjustment                                                    $ 2,426.3           5%
   -----------------------------------------------------------------------------
  At book value, less surrender charge                                              4,225.8           8
   -----------------------------------------------------------------------------
  At market value                                                                  30,064.7          59
   -----------------------------------------------------------------------------  ---------         ---
                                                                                   36,716.8          72
Subject to discretionary withdrawal without adjustment at book value with
minimal or no charge or adjustment                                                 11,657.7          23
--------------------------------------------------------------------------------
Not subject to discretionary withdrawal                                             2,531.1           5
--------------------------------------------------------------------------------  ---------         ---
Total annuity reserves and deposit fund liabilities -- before reinsurance          50,905.6         100%
--------------------------------------------------------------------------------                    ---
                                                                                                    ---
Less reinsurance                                                                    1,797.5
--------------------------------------------------------------------------------  ---------
Net annuity reserves and deposit fund liabilities, including separate accounts    $49,108.1
--------------------------------------------------------------------------------  ---------
                                                                                  ---------

8.  CAPITAL AND SURPLUS
    Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 1997, the Company exceeds the RBC requirements.

    The payment of dividends by the Company is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. In 1998, the Company can pay dividends of $361,600,000 without prior approval of the Indiana Insurance Commissioner.

9.  EMPLOYEE BENEFIT PLANS
    LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis financial statements of income or financial position for any of the periods shown.

    LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options granted under the stock option incentive plans are at the market value at the date of grants and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death and are exercisable one year from the date of grant for options issued prior to 1992. Option issued subsequent to 1991 are exercisable in 25% increments on the option issuance anniversary in the four years following issuance.

    As of December 31, 1997, 716,211 shares of LNC common stock were subject to options granted to Company employees and agents under the stock option incentive plans of which 370,239 were exercisable on that date. The exercise prices of the outstanding options range from $23.50 to $75.66. During 1997, 1996 and 1995, 170,789, 72,405 and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

9.  EMPLOYEE BENEFIT PLANS (CONTINUED)
    117,806 options were exercised, respectively, and 1,846, 10,950 and 11,473 options were forfeited, respectively.

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES
    DISABILITY INCOME CLAIMS
    The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1997 and 1996 is a net liability of $516,900,000 and $572,000,000, respectively. This liability is based on the assumption that the recent experience will continue in the future. If incidence levels or claim termination rates fluctuate significantly from the assumptions underlying reserves, adjustments to reserves may be required in the future. Accordingly, this liability may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company. The Company reviews reserve levels on an ongoing basis.

    During 1995, the Company completed an in-depth review of the experience of its disability income business. As a result of this study, and based on the assumption that recent experience will continue in the future, net income decreased by $15,200,000 as a result of strengthening the disability income reserve.

    Because of continuing adverse experience and worsening projections of future experience, the Company conducted an additional in-depth review of loss experience on its disability income business during 1997. As a result of this study, the reserve level was deemed to be inadequate to meet future obligations if current incident levels were to continue in the future. In order to address this situation, the Company strengthened its disability income reserve by $80,000,000 (pre-tax).

    MARKETING AND COMPLIANCE ISSUES
    Regulators continue to focus on market conduct and compliance issues. Under certain circumstances companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

    GROUP PENSION ANNUITIES
    The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio.

    Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

    LEASES
    The Company leases its servicing office properties through sale-leaseback agreements. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods.

    Total rental expense on operating leases in 1997, 1996 and 1995 was $29,300,000, $26,400,000 and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
    $22,500,000, respectively. Future minimum rental commitments are as follows (in millions):

1998                                    $    18.5
--------------------------------------
1999                                         18.9
--------------------------------------
2000                                         20.1
--------------------------------------
2001                                         20.4
--------------------------------------
2002                                         20.7
--------------------------------------
Thereafter                                  152.2
--------------------------------------  ---------
                                        $   250.8
                                        ---------
                                        ---------

    The future commitments include amounts for space and equipment to be used by the personnel that were added on January 2, 1998 as a result of the purchase of a block of individual life and annuity business (see NOTE 12).

    INFORMATION TECHNOLOGY COMMITMENT
    In February 1998, the Company signed a seven-year contract with IBM Global Services for providing information technology services for the Fort Wayne operations. Annual costs are estimated to range from $33,600,000 to $56,800,000.

    INSURANCE CEDED AND ASSUMED
    The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. Industry regulations prescribe the maximum coverage that the Company can retain on an individual insured. Prior to December 31, 1997, the Company limited its maximum coverage that it retained on an individual to $3,000,000. Based on a review of the capital and business in-force (including the addition of the block of business described in NOTE 12), effective in January 1998, the Company changed the amount it will retain on an individual to $10,000,000. Portions of the Company's deferred annuity business have also been reinsured with other companies to limit its exposure to interest rate risks. At December 31, 1997, the reserves associated with these reinsurance arrangements totaled $1,760,000,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

    The Company assumes insurance from other companies, including certain affiliates. At December 31, 1997, the Company has provided $12,400,000 of statutory surplus relief to other insurance companies under reinsurance transactions. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

    The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $8,200,000 and $4,300,000 at December 31, 1997 and 1996, respectively.

    VULNERABILITY FROM CONCENTRATIONS
    At December 31, 1997, the Company did not have a concentration of: 1) business transactions with a particular customer, lender or distributor; 2) revenues from a particular product or service; 3) sources of supply of labor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

    OTHER CONTINGENCY MATTERS
    The Company is involved in various pending or threatened legal proceedings arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for claims in excess of $5,000,000. The degree of applicability of this coverage depends on the specific facts of each proceeding. In some instances, these proceedings include claims for compensatory and punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) not have a material adverse affect on the financial position or results of operations of the Company.

    Two lawsuits involve alleged fraud in the sale of interest sensitive universal life and whole life insurance policies. These two suits have been filed as class actions against the Company, although the court has not certified a class in either case. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class while the relief sought in these cases in substantial, the cases are in the early stages of litigation, and it is premature to make assessments about potential loss, if any. Management intends to defend these suits vigorously. The amount of liability, if any, which may arise as a result of these suits cannot be reasonably estimated at this time.

    The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

    GUARANTEES
    The Company has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Outstanding guarantees with off-balance-sheet risks, shown in notional or contract amounts, are as follows:

                                NOTIONAL OR
                                CONTRACT AMOUNTS
                                --------------------

                                DECEMBER 31
                                --------------------
                                1997       1996
                                --------------------
                                (IN MILLIONS)
                                --------------------
Mortgage loan pass-through
certificates                    $    41.6  $    50.3
------------------------------
Real estate partnerships               --         .5
------------------------------  ---------  ---------
                                $    41.6  $    50.8
                                ---------  ---------
                                ---------  ---------

    The Company has invested in real estate partnerships that use conventional mortgage loans to finance their projects. In some cases, the terms of these arrangements involve guarantees by each of the partners to indemnify the mortgagor in the event a partner is unable to pay its principal and interest payments. In addition, the Company has sold commercial mortgage loans through grantor trusts which issued pass-through certificates. The Company has agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to the Company. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1997 and 1996.

    DERIVATIVES
    The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. Government obligations, increased liabilities associated with reinsurance agreements and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)

                                          NOTIONAL OR         ASSETS (LIABILITIES)
                                          CONTRACT AMOUNTS    -----------------------------------
                                                              CARRYING   FAIR   CARRYING   FAIR
                                                              VALUE      VALUE  VALUE      VALUE
                                          -------------------------------------------------------

                                          DECEMBER 31         DECEMBER 31       DECEMBER 31
                                          1997      1996      1997       1997   1996       1996
                                          -------------------------------------------------------
                                          (IN MILLIONS)
                                          -------------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements            $4,900.0  $5,500.0   $13.9     $  .9   $20.8     $  8.2
       ---------------------------------
  Swaptions                                1,752.0     672.0     6.9       6.9    11.0       10.6
       ---------------------------------
  Financial futures contracts                   --     147.7      --        --    (2.4)      (2.4)
       ---------------------------------
  Interest rate swaps                         10.0        --      --      (1.8)     --         --
       ---------------------------------  --------  --------  --------   -----  --------   ------
                                           6,662.0   6,319.7    20.8       6.0    29.4       16.4
Foreign currency derivatives:
  Forward contracts                          163.1     251.5     5.4       5.4      .2        (.2)
       ---------------------------------
  Foreign currency options                      --      43.9      --        --      .6         .4
       ---------------------------------
  Foreign currency swaps                      15.0      15.0      --      (2.1)     --       (2.1)
       ---------------------------------  --------  --------  --------   -----  --------   ------
                                             178.1     310.4     5.4       3.3      .8       (1.9)
                                          --------  --------  --------   -----  --------   ------
                                          $6,840.1  $6,630.1   $26.2     $ 9.3   $30.2     $ 14.5
                                          --------  --------  --------   -----  --------   ------
                                          --------  --------  --------   -----  --------   ------

    A reconciliation and discussion of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is a follows:

                                     ----------------------------------------------------------------
                                     INTEREST RATE CAPS    SPREAD LOCKS          SWAPTIONS
                                     1997       1996       1997       1996       1997       1996
                                     ----------------------------------------------------------------
                                     (IN MILLIONS)
                                     ----------------------------------------------------------------
Balance at beginning of year         $ 5,500.0  $ 5,110.0  $      --  $   600.0  $   672.0  $      --
-----------------------------------
New contracts                               --      390.0       50.0       15.0    1,080.0      672.0
-----------------------------------
Terminations and maturities             (600.0)        --      (50.0)    (615.0)        --         --
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
Balance at end of year               $ 4,900.0  $ 5,500.0  $      --  $      --  $ 1,752.0  $   672.0
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
                                     ---------  ---------  ---------  ---------  ---------  ---------

                                                              FINANCIAL FUTURES     INTEREST RATE SWAPS
                                                              CONTRACTS
                                                              ------------------------------------------
                                                              1997       1996       1997       1996
                                                              ------------------------------------------
Balance at beginning of year                                  $   147.7  $      --  $      --  $     5.0
------------------------------------------------------------
New contracts                                                      88.3    7,918.8       10.0         --
------------------------------------------------------------
Terminations and maturities                                      (236.0)  (7,771.1)        --       (5.0)
------------------------------------------------------------  ---------  ---------  ---------  ---------
Balance at end of year                                        $      --  $   147.7  $    10.0  $      --
------------------------------------------------------------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)

                                        FOREIGN CURRENCY DERIVATIVES
                                        ----------------------------------------------------------------

                                        FOREIGN EXCHANGE      FOREIGN CURRENCY      FOREIGN CURRENCY
                                        ----------------------------------------------------------------
                                        FORWARD CONTRACTS     OPTIONS               SWAPS
                                        1997       1996       1997       1996       1997       1996
                                        ----------------------------------------------------------------
                                        (IN MILLIONS)
                                        ----------------------------------------------------------------
Balance at beginning of year            $   251.5  $    15.7  $    43.9  $    99.2  $    15.0  $    15.0
--------------------------------------
New contracts                               833.1      406.9         --    1,168.8         --         --
--------------------------------------
Terminations and maturities                (921.6)    (171.1)     (43.9)  (1,224.1)        --         --
--------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
Balance at end of year                  $   163.1  $   251.5  $      --  $    43.9  $    15.0  $    15.0
--------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
                                        ---------  ---------  ---------  ---------  ---------  ---------

    INTEREST RATE CAPS
    The interest rate cap agreements, which expire in 1998 through 2003, entitle the Company to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the interest rate caps is included in other assets ($13,900,000 as of December 31, 1997) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

    SWAPTIONS
    Swaptions, which expire in 2002 and 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect its annuity line of business from the effect of fluctuating interest rates. The premium paid for the swaptions is included in other assets ($6,900,000 as of December 31, 1997) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

    SPREAD LOCKS
    Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified Government note is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity Government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock program is to protect a portion of its fixed maturity securities against widening of spreads.

    FINANCIAL FUTURES
    The Company uses exchange-traded financial futures contracts to hedge against interest rate risks and to manage duration of a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily.

    INTEREST RATE SWAPS
    The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty to the agreements the stream of variable coupon payments generated from the bonds, and in turn,

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) receives a fixed payment from the counterparty at a predetermined interest rate. The net receipts/payments from interest rate swaps are recorded in net investment income.

    FOREIGN CURRENCY DERIVATIVES
    The Company uses a combination of foreign exchange forward contracts, foreign currency options and foreign currency swaps, all of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. Foreign currency options give the Company the right, but not the obligation, to buy or sell a foreign currency at a specific exchange rate during a specified time period. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries pursuant to an agreement to re-exchange the two currencies at the same rate of exchange at a specified future date.

    ADDITIONAL DERIVATIVE INFORMATION
    Expenses for the agreements and contracts described above amounted to $7,000,000, $6,900,000 and $5,600,000 in 1997, 1996 and 1995, respectively.
    Deferred losses of $2,600,000 as of December 31, 1997, were the result of:
    1) terminated and expired spread-lock agreements and; 2) financial futures contracts. These losses are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of such securities.

    The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, foreign exchange forward contracts, foreign currency options and foreign currency swaps. However, the Company does not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value for such agreements with each counterparty if the net market value is in the Company's favor. At December 31, 1997, the exposure was $11,700,000.

11. FAIR VALUE OF FINANCIAL INSTRUMENTS
    The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

    BONDS AND UNAFFILIATED COMMON STOCK
    Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of unaffiliated common stocks are based on quoted market prices.

    MORTGAGE LOANS ON REAL ESTATE
    The estimated fair values of mortgage loans on real estate are established using a discounted cash flow method based on credit rating, maturity and future income. The rating for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.

    POLICY LOANS
    The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    OTHER INVESTMENTS AND CASH AND SHORT-TERM INVESTMENTS
    The carrying values for assets classified as other investments and cash and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

    INVESTMENT-TYPE INSURANCE CONTRACTS
    The balance sheet captions, "Future Policy Benefits and Claims" and "Other Policyholder Funds," include investment type insurance contracts (i.e., deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

    The remainder of the balance sheet captions "Future Policy Benefits and Claims" and "Other Policyholder Funds," that do not fit the definition of "investment-type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

    SHORT-TERM DEBT
    Fair values of short-term debt approximates carrying values.

    GUARANTEES
    The Company's guarantees include guarantees related to real estate partnerships and mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is insignificant.

    DERIVATIVES
    The Company's derivatives include interest rate cap agreements, swaptions, spread-lock agreements, foreign currency exchange contracts, financial futures contracts, interest rate swaps, foreign currency options and foreign currency swaps. Fair values for these contracts are based on current settlement values. These values are based on: 1) quoted market prices for the foreign currency exchange contracts and financial future contracts and;
    2) brokerage quotes that utilize pricing models or formulas using current assumptions for all other swaps and agreements.

    INVESTMENT COMMITMENTS
    Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                 DECEMBER 31
                                                 ----------------------------------------------
                                                 1997                    1996
                                                 ----------------------------------------------
                                                 CARRYING                CARRYING
ASSETS (LIABILITIES)                             VALUE       FAIR VALUE  VALUE       FAIR VALUE
-----------------------------------------------------------------------------------------------
                                                 (IN MILLIONS)
                                                 ----------------------------------------------
Bonds                                            $ 18,560.7  $ 19,798.6  $ 19,389.6  $ 20,194.4
-----------------------------------------------
Preferred stock                                       257.3       268.7       239.7       248.5
-----------------------------------------------
Unaffiliated common stock                             436.0       436.0       358.3       358.3
-----------------------------------------------
Mortgage loans on real estate                       3,012.7     3,179.2     2,976.7     3,070.9
-----------------------------------------------
Policy loans                                          660.5       648.3       626.5       612.7
-----------------------------------------------
Other investments                                     335.5       335.5       282.7       282.7
-----------------------------------------------
Cash and short-term investments                     2,133.0     2,133.0       759.2       759.2
-----------------------------------------------
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed
    interest contracts                            (17,324.2)  (16,887.6)  (17,871.6)  (17,333.0)
   --------------------------------------------
  Remaining guaranteed interest and similar
    contracts                                      (1,267.0)   (1,294.6)   (1,799.7)   (1,835.4)
   --------------------------------------------
Short-term debt                                      (120.0)     (120.0)     (100.0)     (100.0)
-----------------------------------------------
Derivatives                                            26.2         9.3        26.5        13.8
-----------------------------------------------
Investment commitments                                   --         (.5)         --         (.6)
-----------------------------------------------

12. ACQUISITIONS AND SALES OF SUBSIDIARIES
    In October 1996, the Company and LLANY purchased a block of group tax-qualified annuity business from UNUM Corporation's affiliate. The transaction was completed in the form of a reinsurance transaction, which resulted in a ceding commission of $71,800,000. The ceding commission has been recorded as admissible goodwill of $62,300,000, which is to be amortized on a straight-line basis over 10 years. LLANY was required by the New York Department of Insurance to expense its portion of the ceding commission in 1996. Policy liabilities and related accruals of the Company and its wholly owned subsidiary increased by $3,200,000,000 as a result of this transaction.

    In 1997, LNC contributed 25,000,000 shares of common stock of American States Financial Corporation ("American States") to the Company. American States is a property casualty insurance holding company of which LNC owned 83.3%. The contributed common stock was accounted for as a capital contribution equal to the fair value of the common stock received by the Company. Subsequently, the American States common stock owned by the Company, along with all other American States common stock owned by LNC and its affiliates, was sold. The Company received proceeds from the sale in the amount of $1,175,000,000. The Company recognized no gain or loss on the sale of its portion of the common stock due to the receipt of such stock at fair value.

    On January 2, 1998, the Company issued a surplus note to LNC in return for $500,000,000 in cash. The note calls for the Company to pay, on or before March 31, 2028, the principal amount of the note and interest quarterly at a 6.56% annual rate. LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

12. ACQUISITIONS AND SALES OF SUBSIDIARIES (CONTINUED) anniversary date of the note, but not before January 2, 2003. Any payment of interest or repayment of principal may be paid only out of excess surplus (as defined in the note) and is subject to the approval of the Commissioner of the Indiana Department of Insurance.

    Proceeds from the sale of the Company's American States common stock, as well as proceeds from the surplus note, were used to finance an indemnity reinsurance transaction whereby the Company reinsured 100% of a block of individual life insurance and annuity business from CIGNA Corporation. The Company paid $1,264,400,000 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement, which will result in a decrease to surplus in 1998 of approximately $1,000,000,000. Operating results generated by this block of business after the closing date will be included in the Company financial statements from the closing date. At the time of closing, this block of business had statutory liabilities of $4,658,200,000 that became the Company's obligation. The company also received assets, measured on a historical statutory basis, equal to the liabilities. During 1997, this block produced premiums, fees and deposits of $1,051,000,000 and earnings of $87,200,000 on a statutory basis. The Company also expects to pay $30,000,000 to cover expenses associated with the reinsurance agreement and to record a charge of approximately $12,000,000 during 1998 to cover certain costs of integrating the existing operations with the new block of business.

13. TRANSACTIONS WITH AFFILIATES
    A wholly owned subsidiary of LNC, Lincoln Financial Group, Inc. ("LFGI"), has a nearly exclusive general agents contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a servicing office marketing department and regional offices. For providing these selling and marketing services, the Company paid LFGI override commissions and operating expense allowances of $61,600,000, $56,300,000 and $43,300,000 in 1997, 1996 and 1995,
    respectively. LFGI incurred expenses of $5,500,000, $15,700,000 and $10,400,000 in 1997, 1996 and 1995, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse. Effective in January 1998, the Company and LFGI agreed to increase the override commission expense and eliminate the operating expense allowance.

    Cash and short-term investments at December 31, 1997 and 1996 include the Company's participation in a short-term investment pool with LNC of $325,600,000 and $175,100,000, respectively. Related investment income amounted to $15,500,000, $15,300,000 and $21,100,000 in 1997, 1996 and 1995,
    respectively. Other liabilities at December 31, 1997 and 1996 include $120,000,000 and $100,000,000, respectively, of notes payable to LNC.

    The Company provides services to and receives services from affiliated companies which resulted in a net payment of $48,500,000, $34,100,000 and $24,900,000 in 1997, 1996 and 1995, respectively.

    The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                        YEAR ENDED DECEMBER 31
                        1997       1996       1995
                        -------------------------------
                        (IN MILLIONS)
                        -------------------------------
Insurance assumed       $    11.9  $    17.9  $    17.6
----------------------
Insurance ceded             100.3      302.8      214.4
----------------------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

13. TRANSACTIONS WITH AFFILIATES (CONTINUED)
    The balance sheets include reinsurance balances with affiliated companies as follows:

                          DECEMBER 31
                          1997       1996
                          --------------------
                          (IN MILLIONS)
                          --------------------
Future policy benefits
and claims assumed        $   245.5  $   312.7
------------------------
Future policy benefits
and claims ceded              997.2      891.8
------------------------
Amounts recoverable on
paid and unpaid losses         30.4       31.2
------------------------
Reinsurance payable on
paid losses                     5.3        2.7
------------------------
Funds held under
reinsurance treaties --
net liability               1,115.4    1,062.4
------------------------

    Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $280,900,000 and $314,200,000 at December 31, 1997 and 1996,
    respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 1997 and 1996, LNC had guaranteed $229,100,000 and $239,200,000, respectively, of these letters of credit. At December 31, 1997, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $130,700,000 for statutory surplus relief received under financial reinsurance ceded agreements.

14. SEPARATE ACCOUNTS
    Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at fair value and consist primarily of long-term bonds, common stocks, short-term investments and mutual funds. The detailed operations of the separate accounts are not included in the accompanying financial statements. Fees charged on separate account policyholder deposits are included in other income.

    Separate account premiums, deposits and other considerations amounted to $4,821,800,000, $4,148,700,000 and $3,068,200,000 in 1997, 1996 and 1995,
    respectively. Reserves for separate accounts with assets at fair value were $30,560,700,000 and $23,047,800,000 at December 31, 1997 and 1996,
    respectively. All reserves are subject to discretionary withdrawal at market value. Substantially all of the Company's separate accounts are nonguaranteed.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

14. SEPARATE ACCOUNTS (CONTINUED)

    A reconciliation of transfers to (from) separate accounts are as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              1997           1996
                                                              ------------------------
                                                              (IN MILLIONS)
                                                              ------------------------
Transfers as reported in the Summary of Operations of
various Separate Accounts:
  Transfers to separate accounts                              $ 4,824.0      $ 4,149.6
------------------------------------------------------------
  Transfers from separate accounts                             (2,943.8)      (2,058.5)
------------------------------------------------------------  ---------      ---------
Net transfer to separate accounts as reported in the
Company's NAIC Annual Statement -- Summary of Operations      $ 1,880.2      $ 2,091.1
------------------------------------------------------------  ---------      ---------
                                                              ---------      ---------

15. RECONCILIATION OF ANNUAL STATEMENT TO AUDITED FINANCIAL STATEMENTS In 1997, certain errors were identified by the Illinois
    Insurance Department in the calculation of the AVR as of December 31, 1996 and 1995. The effects of the AVR errors also resulted in the need for revisions in the calculation of certain investment limitation thresholds, the results of which indicated that additional assets should have been nonadmitted as of December 31, 1996. As discussed by the Company with the Indiana and Illinois Insurance Departments, corrections were made to affected pages of the Company's
    NAIC Annual Statement which were refiled with various state insurance departments. However, due to immateriality of the corrections in relation to the financial statements taken as a whole, the audited 1996 and 1995 statutory-basis financial statements were not corrected and re-issued.

    The Company's 1997 NAIC Annual Statement, as filed with various state insurance departments, also includes the corrected balances for 1996 and 1995. The following is a reconciliation of total admitted assets, total liabilities and capital and surplus as of December 31, 1996 as presented in the 1997 NAIC Annual Statement (as corrected) to the accompanying audited financial statements.

                                          TOTAL                    CAPITAL
                                          ADMITTED   TOTAL         AND
                                          ASSETS     LIABILITIES   SURPLUS
                                          ---------------------------------
Balance as of December 31, 1996 as
reported in the accompanying audited
financial statements                      $50,016.6   $ 48,054.0   $ 1962.6
----------------------------------------
Effect of AVR errors                             --         37.6      (37.6)
----------------------------------------
Effect of change in investment
limitations                                   (57.0)          --      (57.0)
----------------------------------------  ---------  -----------   --------
Balance as of December 31, 1996 as
reported in the 1997 NAIC Annual
Statement                                 $49,959.6   $ 48,091.6   $1,868.0
----------------------------------------  ---------  -----------   --------
                                          ---------  -----------   --------

16. IMPACT OF YEAR 2000 (UNAUDITED)
    The Year 2000 Issue is pervasive and complex and affects virtually every aspect of the Company's business. The Company's computer systems and interfaces with the computer systems of vendors, suppliers, customers and business partners are particularly vulnerable. The inability to properly recognize date sensitive electronic information and transfer data between systems could cause errors or even a complete systems failure which would result in a temporary inability to process transactions correctly and engage in normal business

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

16. IMPACT OF YEAR 2000 (UNAUDITED) (CONTINUED) activities. The Company is redirecting a large portion of its internal information technology efforts and contracting with outside consultants to update its systems to accommodate the year 2000. Also, the Company has initiated formal communications with critical parties that interface with the Company's systems to gain an understanding of their progress in addressing Year 2000 Issues. While the Company is making every effort to address its own systems and the systems with which it interfaces, it is not possible to provide assurance that operational problems will not occur. The Company presently believes that with the modification of existing computer systems, updates by vendors and conversion to new software and hardware, the Year 2000 Issue will not pose significant operational problems for its computer systems. In addition, the Company is developing contingency plans in the event that, despite its best efforts, there are unresolved year 2000 problems. If the remediation efforts noted above are not completed timely or properly, the Year 2000 Issue could have a material adverse impact on the operation of the Company's business.

    During 1997 and 1996, the Company incurred expenditures of approximately $5,500,000 ($3,600,000 after-tax) to address this issue. The Company's financial plans for 1998 through 2000 include expected expenditures of an additional $20,000,000 ($13,000,000 after-tax) on this issue. The cost of addressing Year 2000 Issues and the timeliness of completion will be closely monitored by management and are based on managements's current best estimates which were derived utilizing numerous assumptions of future events, including the continued availability of certain resources, third party modification plans and other factors. Nevertheless, there can be no guarantee that these estimated costs will be achieved and actual results could differ significantly from those anticipated. Specific factors that might cause such differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer problems and other uncertainties.

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (a wholly owned subsidiary of Lincoln National Corporation) as of December 31, 1997 and 1996, and the related statutory-basis statements of income, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of The Lincoln National Life Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

                                       [LOGO]

February 5, 1998

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA

DECEMBER 31, 1997 (IN MILLIONS)

Investment income earned:
     Government bonds                                              $   52.8
     ------------------------------------------------------------
     Other bonds (unaffiliated)                                     1,471.6
     ------------------------------------------------------------
     Preferred stocks (unaffiliated)                                   23.5
     ------------------------------------------------------------
     Common stocks (unaffiliated)                                       8.3
     ------------------------------------------------------------
     Common stocks of affiliates                                       15.0
     ------------------------------------------------------------
     Mortgage loans                                                   257.2
     ------------------------------------------------------------
     Real estate                                                       92.2
     ------------------------------------------------------------
     Premium notes, policy loans and liens                             37.5
     ------------------------------------------------------------
     Cash on hand and on deposit                                        1.0
     ------------------------------------------------------------
     Short-term investments                                            69.3
     ------------------------------------------------------------
     Other invested assets                                             21.9
     ------------------------------------------------------------
     Derivative instruments                                           (10.0)
     ------------------------------------------------------------
     Aggregate write-ins for investment income                         16.3
     ------------------------------------------------------------  --------
Gross investment income                                            $2,056.6
-----------------------------------------------------------------  --------
                                                                   --------

Real estate owned (cost, less encumbrances)                        $  585.2
-----------------------------------------------------------------  --------
                                                                   --------

Mortgage loans (unpaid balance):
     Farm mortgages                                                $    0.1
     ------------------------------------------------------------
     Residential mortgages                                              3.1
     ------------------------------------------------------------
     Commercial mortgages                                           3,009.5
     ------------------------------------------------------------  --------
Total mortgage loans                                               $3,012.7
-----------------------------------------------------------------  --------
                                                                   --------

Mortgage loans by standing (unpaid balance):
     Good standing                                                 $2,974.1
     ------------------------------------------------------------  --------
                                                                   --------
     Good standing with restructured terms                         $   38.5
     ------------------------------------------------------------  --------
                                                                   --------
     Interest overdue more than three months, not in foreclosure   $     --
     ------------------------------------------------------------  --------
                                                                   --------
     Foreclosure in process                                        $    0.1
     ------------------------------------------------------------  --------
                                                                   --------
Other long-term assets (statement value)                           $  281.5
-----------------------------------------------------------------  --------
                                                                   --------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA (CONTINUED)

DECEMBER 31, 1997 (IN MILLIONS)

Bonds and stocks of parent, subsidiaries and affiliates (cost):
    Common stocks of subsidiaries                                       $   466.2
---------------------------------------------------------------------------------
                                                                      -----------
Bonds and short-term investments by class and maturity:
  Bonds by maturity (statement value):
    Due within one year or less                                         $ 3,140.1
----------------------------------------------------------------------
    Over 1 year through 5 years                                           5,182.8
----------------------------------------------------------------------
    Over 5 years through 10 years                                         5,772.8
----------------------------------------------------------------------
    Over 10 years through 20 years                                        3,275.3
----------------------------------------------------------------------
    Over 20 years                                                         3,270.6
----------------------------------------------------------------------
                                                                      -----------
  Total by maturity                                                     $20,641.6
----------------------------------------------------------------------
                                                                      -----------
                                                                      -----------
  Bonds by class (statement value):
    Class 1                                                             $13,879.0
----------------------------------------------------------------------
    Class 2                                                               5,215.6
----------------------------------------------------------------------
    Class 3                                                                 848.0
----------------------------------------------------------------------
    Class 4                                                                 668.8
----------------------------------------------------------------------
    Class 5                                                                  23.6
----------------------------------------------------------------------
    Class 6                                                                   6.6
----------------------------------------------------------------------
                                                                      -----------
  Total by class                                                        $20,641.6
----------------------------------------------------------------------
                                                                      -----------
                                                                      -----------

Total bonds publicly traded                                             $16,457.1
---------------------------------------------------------------------------------
                                                                      -----------
Total bonds privately placed                                            $ 4,184.5
---------------------------------------------------------------------------------
                                                                      -----------
Preferred stocks (statement value)                                      $   257.3
---------------------------------------------------------------------------------
                                                                      -----------

Unaffiliated common stocks (market value)                               $   436.0
---------------------------------------------------------------------------------
                                                                      -----------
Short-term investments (cost or amortized cost)                         $ 2,080.9
---------------------------------------------------------------------------------
                                                                      -----------
Financial options and caps owned (statement value)                      $    20.8
---------------------------------------------------------------------------------
                                                                      -----------

Financial options and caps written (statement value)                    $      --
---------------------------------------------------------------------------------
                                                                      -----------
Swap and forward agreements open (statement value)                      $     5.4
---------------------------------------------------------------------------------
                                                                      -----------
Futures contracts open (current value)                                  $      --
---------------------------------------------------------------------------------
                                                                      -----------
Cash on deposit                                                         $    52.1
---------------------------------------------------------------------------------
                                                                      -----------

Life insurance in-force:
    Ordinary                                                            $   108.6
----------------------------------------------------------------------
                                                                      -----------
                                                                      -----------
    Group life                                                          $    31.2
----------------------------------------------------------------------
                                                                      -----------
                                                                      -----------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA (CONTINUED)

DECEMBER 31, 1997 (IN MILLIONS)

Amount of accidental death insurance in-force under ordinary policies   $     5.3
----------------------------------------------------------------------  ---------
                                                                        ---------
Life insurance policies with disability provisions in-force:
    Ordinary                                                            $     5.5
----------------------------------------------------------------------  ---------
                                                                        ---------
    Group life                                                          $      --
----------------------------------------------------------------------  ---------
                                                                        ---------
Supplementary contracts in-force:
    Ordinary -- not involving life contingencies:
      Amount on deposit                                                 $      --
----------------------------------------------------------------------  ---------
                                                                        ---------
      Income payable                                                    $     0.8
----------------------------------------------------------------------  ---------
                                                                        ---------
    Ordinary -- involving life contingencies:
      Income payable                                                    $     3.0
----------------------------------------------------------------------  ---------
                                                                        ---------
    Group -- not involving life contingencies:
      Income payable                                                    $     1.1
----------------------------------------------------------------------  ---------
                                                                        ---------
    Group -- involving life contingencies:
      Income payable                                                    $      --
----------------------------------------------------------------------  ---------
                                                                        ---------
Annuities:
    Ordinary:
      Immediate -- amount of income payable                             $    71.8
----------------------------------------------------------------------  ---------
                                                                        ---------
      Deferred -- fully paid account balance                            $     0.7
----------------------------------------------------------------------  ---------
                                                                        ---------
      Deferred -- not fully paid account balance                        $   264.0
----------------------------------------------------------------------  ---------
                                                                        ---------
    Group:
      Amount of income payable                                          $     0.3
----------------------------------------------------------------------  ---------
                                                                        ---------
      Fully paid account balance                                        $     0.1
----------------------------------------------------------------------  ---------
                                                                        ---------
      Not fully paid account balance                                    $    72.3
----------------------------------------------------------------------  ---------
                                                                        ---------
Accident and health insurance -- premiums in-force:
    Ordinary                                                            $   166.0
----------------------------------------------------------------------  ---------
                                                                        ---------
    Group                                                               $    77.7
----------------------------------------------------------------------  ---------
                                                                        ---------
Deposit funds and dividend accumulations:
    Deposit funds account balance                                       $16,507.3
----------------------------------------------------------------------  ---------
                                                                        ---------
    Dividend accumulations -- account balance                           $   114.4
----------------------------------------------------------------------  ---------
                                                                        ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTE TO SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA

NOTE -- BASIS OF PRESENTATION

The accompanying schedule presents selected statutory-basis financial data as of December 31, 1997 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General Section of the National Association of Insurance Commissioners' Annual Statement Instructions and agrees to or is included in the amounts reported in The Lincoln National Life Insurance Company's 1997 Statutory Annual Statement as filed with the Indiana Department of Insurance.

REPORT OF INDEPENDENT AUDITORS ON
OTHER FINANCIAL INFORMATION

Board of Directors
The Lincoln National Life Insurance Company

Our audits were conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The accompanying supplemental schedule of selected statutory basis financial data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and is not a required part of the statutory-basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory-basis financial statements and, in our opinion, is fairly stated in all material respects in relation to the statutory-basis financial statements taken as a whole.

                                                     [LOGO]

February 5, 1998

                           PART C--OTHER INFORMATION

Item 24.
--------


(a)  LIST OF FINANCIAL STATEMENTS

     (1) Part A The Table of Condensed Financial Information is included in Part A of this Registration Statement.

     (2)  Part B   Not Applicable.

     (3)  Part B   TO BE FILED BY AMENDMENT



24 (b)   LIST OF EXHIBITS


         (1) Resolution of the Board of Directors of the Lincoln National Life Insurance Company establishing Separate Account C is incorporated herein by reference to Registration Statement on Form N-4 (File No. 33-25990) filed on April 22, 1998.

         (2)  None.

         (3)  Not Applicable.

         (4)  Variable annuity contract.

         (5)  Application.

         (6)    (a) Articles of Incorporation of Lincoln National Life Insurance
                    Company are hereby incorporated by reference to Registration Statement on Form S-6 (333-40745) filed November 21, 1997.

                (b) Bylaws of Lincoln National Life Insurance Company are hereby incorporated by reference to Registration Statement on Form S-6 (333-40745) filed on November 21, 1997.

         (7)   Not applicable.

         (8)    (a) Services Agreement between Delaware Management Holdings,
                    Inc., Delaware Service Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement on Form S-6 (333-40745) filed on November 21, 1997.

                (b) Form of Services Agreement between Twentieth Century
                    Securities, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement on form N-4 (333-50817) filed on March 1, 1999.

                (c) Services Agreement between BT Insurance Funds Trust,
                    Bankers Trust Company, and Lincoln National Life
                    Insurance Company is incorporated herein by reference to the Registration Statement on form N-4 (333-50817) filed on March 1, 1999.

                (d) Services Agreement between Janus Aspen Series and Lincoln
                    National Life Insurance Company is incorporated herein by reference to the Registration Statement on form N-4 (333-50817) filed on March 1, 1999.

                (e) Services Agreement between Neuberger&Berman Advisers
                    Management Trust, Advisers Managers Trust,
                    Neuberger&Berman Management Incorporation and Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement on form N-4 (333-50817) filed on March 1, 1999.

                (f) Services Agreement between Baron Capital Funds Trust,
                    Baron Capital, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement on form N-4 (333-50817) filed on March 1, 1999.

         (9) Opinion and Consent of Mary Jo Ardington, Counsel*

        (10) Consent of Ernst & Young LLP, Independent Auditors*

        (11) Not applicable.

        (12) Not applicable.

        (13) Schedule of Computation*

        (14) Not applicable.

        (15)    (a) Organizational Chart of Lincoln National Life Insurance
                    Holding Company System
                (b) Memorandum Concerning Books and Records*

Item 25.
--------

                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

                             Positions and Offices with Lincoln National
Name                         Life Insurance Company
----                         ----------------------
Ian M. Rolland**             Director
Jon A. Boscia*               and Director
Carolyn P. Brody*            Vice President
Thomas L. Clagg*             Vice President and Associate General Counsel
Kelly D. Clevenger*          Vice President
Jeffrey K. Dellinger*        Vice President
Jack D. Hunter**             Executive Vice President and General Counsel
Donald E. Keller*            Vice President
H. Thomas Mc Meekin**        Director
Reed P. Miller*              Vice President
Stephen H. Lewis*            Senior Vice President
Lawrence T. Rowland***       Executive Vice President
Keith J. Ryan*               Senior Vice President, Asst. Treasurer and Chief Financial Officer
Gabriel L. Shaheen*          President, Chief Executive Officer and Director
Richard C. Vaughan**         Director
Roy V. Washington*           Vice President
Janet C. Whitney**           Vice President and Treasurer
C. Suzanne Womack**          Assistant Vice President and Secretary

* Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802.

** Principal business address is 200 East Berry Street, Fort Wayne, Indiana 46802-2706.

*** Principal business address is 1700 Magnavox Way, One Reinsurance Place, Fort
    Wayne, Indiana 46804.

Item 26.
--------

                    PERSONS CONTROLLED BY OR UNDER COMMON
                   CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15(a): The Organizational Chart of The Lincoln National Insurance Holding Company System is hereby incorporated herein by this reference.

Item 27.
--------

                           NUMBER OF CONTRACT OWNERS

     As of        , 1998, there were        Contract Owners under Account
C.

Item 28.
- --------

                         INDEMNIFICATION--UNDERTAKING

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the rights of, Lincoln Life.

         Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.
--------

                             PRINCIPAL UNDERWRITER

     (a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln Life Flexible Premium Variable Life Account F; Lincoln
         Life Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Accounts 50 and 51;

     (b) See Item 25.

     (c) Commissions and Other Compensation Received by Lincoln National Life Insurance Company from Account C during the fiscal year which ended December 31, 1997:

       (1)                 (2)              (3)          (4)           (5)
                     Net Underwriting
Name of Principal     Discounts and    Compensation   Brokerage
   Underwriter         Commissions     on Redemption  Commissions  Compensation
   -----------         -----------     -------------  -----------  ------------

The Lincoln National
Life Insurance                                    a                            b
Company                   None           None          None         None


Notes:

     (a) These figures represent compensation received by Lincoln National Life Insurance Company for surrender, withdrawal and contract charges. See Charges and other deductions, in the Prospectus.

     (b) These figures represent compensation received by Lincoln National Life Insurance Company for mortality and expense guarantees. See Charges and other deductions, in the Prospectus.

Item 30.
--------

                       LOCATION OF ACCOUNTS AND RECORDS

     Exhibit 15(b) is hereby expressly incorporated herein by this reference. (TO BE FILED BY AMENDMENT.)

Item 31.
--------


Item 32.  Undertakings
--------

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post cared or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

                                     SIGNATURES

     (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne and the State of Indiana on this 1 day of March, 1999.

                              LINCOLN NATIONAL VARIABLE ANNUITY
                              Account C (Registrant) - (e-Annuity)


                              By: /s/ Stephen H. Lewis
                                  -------------------------------------
                                  Stephen H. Lewis
                                  Senior Vice President, LNL


                              By: THE LINCOLN NATIONAL LIFE
                                  INSURANCE COMPANY
                                  (Depositor)

                              By: /s/ Gabriel L. Shaheen
                                  -------------------------------------
                                  Gabriel L. Shaheen
                                  Chief Executive Officer and President


     (b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                Title                              Date
---------                -----                              ----

/s/ Gabriel L. Shaheen
----------------------   Chief Executive Officer,           March 1, 1999
Gabriel L. Shaheen       President  & Director
                         (Principal Executive Officer)

----------------------   Executive Vice President           March  , 1999
Lawrence T. Rowland      and Director

/s/ Keith J. Ryan
----------------------   Senior Vice President,  Chief      March 1, 1999
Keith J. Ryan            Financial Officer and Assistant
                         Treasurer (Principal Accounting
                         Officer and Principal Financial
                         Officer)

----------------------   Director                           March  , 1999
Jon A. Boscia

/s/ H. Thomas McMeekin
---------------------    Director                           March 1, 1999
H. Thomas McMeekin

/s/ Richard C. Vaughan
---------------------    Director                           March 1, 1999
Richard C. Vaughan